                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08234
                                  ---------------------------------------------

                          TIFF Investment Program, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   590 Peter Jefferson Parkway, Suite 250, Charlottesville, VA        22911
--------------------------------------------------------------------------------
            (Address of principal executive offices)                (Zip code)

                               Richard J. Flannery
                    President and Principal Executive Officer
             590 Peter Jefferson Parkway, Charlottesville, VA 22911
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

                                 with a copy to:
                                Jack Murphy, Esq.
                                     Dechert
                              1775 I Street, N.W.,
                           Washington, D.C. 20006-2401
--------------------------------------------------------------------------------

Registrant's telephone number, including area code: 434-817-8200
                                                   ----------------------------

Date of fiscal year end: 12/31/2004
                        --------------------------

Date of reporting period: 1/1/2004 - 12/31/2004
                         ------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

ANNUAL REPORT                                                             [LOGO]
DECEMBER 31, 2004             A Report of the TIFF INVESTMENT PROGRAM

 ABOUT TIFF

The Investment Fund for Foundations (TIFF) is a non-profit cooperative founded in 1991 by a nationwide network of foundations. Its mission is to seek to improve the investment returns of eligible organizations by making available to them (1) a series of multi-manager investment vehicles designed to meet the long-term investment needs of endowed charities and (2) resources aimed at enhancing fiduciaries' knowledge of investing.
 TIFF MUTUAL FUNDS

The TIFF Investment Program, Inc. (TIP) comprises a family of multi-manager, no-load mutual funds open to foundations, endowments, 501(c)(3) organizations and certain other non-profit organizations. TIP consists of five mutual funds at present: Multi-Asset Fund (MAF), International Equity Fund (IEF), US Equity Fund
(USEF), Government Bond Fund (GBF), and Short-Term Fund (STF). TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to the funds.

All of the TIFF mutual funds enable member organizations to delegate to TAS responsibility for the time-intensive task of selecting money managers and other vendors. MAF goes beyond this by providing members with an opportunity to also delegate to TAS responsibility for the all-important task of asset allocation within the marketable investments sector.
 FINANCIAL STATEMENTS

TIP is pleased to provide this Annual Report for December 31, 2004. Additional discussion of the performance of the mutual funds described herein has been provided to members via the TIFF MARKETABLE INVESTMENTS quarterly reports.
 FOR FURTHER INFORMATION

As always, we would welcome the opportunity to discuss any aspect of TIFF's services as well as answer any questions about these financial reports. For further information about TIFF, please call us at 434-817-8200 or visit our Website at www.tiff.org.

                                                               FEBRUARY 28, 2005

 CONTENTS

TIFF Multi-Asset Fund
/ / Performance...................................   3
/ / Schedule of Investments.......................   4

TIFF International Equity Fund
/ / Performance...................................  14
/ / Schedule of Investments.......................  15

TIFF US Equity Fund
/ / Performance...................................  20
/ / Schedule of Investments.......................  21

TIFF Government Bond Fund
/ / Performance...................................  25
/ / Schedule of Investments.......................  26

TIFF Short-Term Fund
/ / Performance...................................  27
/ / Schedule of Investments.......................  28

Statements of Assets and Liabilities..............  29

Statements of Operations..........................  31

Statements of Changes in Net Assets...............  33

Statement of Cash Flows...........................  36

Financial Highlights..............................  37

Notes to Financial Statements.....................  42

Report of Registered Public Accounting Firm.......  55

Additional Information............................  56

Fund Expenses.....................................  57

Directors and Principal Officers..................  58

--------------------------------------------------------------------------------
Copyright -C- 2005 / / All rights reserved / / This report may not be reproduced or distributed without written permission from TIFF.
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                      (This page intentionally left blank)

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND                                      DECEMBER 31, 2004

POLICY CONSIDERATIONS: The fund seeks to achieve its objective through two principal means: (1) diversification across multiple asset classes and
(2) active security selection. To facilitate the assessment of the active strategies pursued by the fund's managers, staff keeps track of a constructed index that reflects returns on passive indices appropriate to each fund segment, weighted by each segment's policy norm and rebalanced monthly.

PERFORMANCE EVALUATION: Validating anew the precept that it is true surprises that move markets on the margin, stocks and other assets whose prices tend to correlate strongly with stock price movements rose sharply during 4Q 2004. What "surprise" induced them to do so? Observers can never pinpoint precisely what developments caused securities prices to move in a given direction, but the most logical nominee for the event that caused global stock prices to rise materially during 4Q 2004 would be one that was reasonably expected to occur during the quarter but did not: a so-called hung election in the US. Regardless of how they perceive this election's results, MAF members assumedly join the cooperative's staff and board in celebrating the fact that the fund produced during 4Q 2004 the fourth highest quarterly return (+8.64%) it has generated since it commenced operations 39 quarters ago. It also outperformed the constructed index that serves as its shorter-term market bogey for the 18th quarter of the last 24 and the 24th quarter of the 39 that MAF has been operational. And 2004 as a whole marked the fifth year of the last six and the sixth year out of nine full calendar years since MAF's inception that it has outperformed the index. As has so often been the case, the fund's strong relative performance during both the quarter just ended and 2004 as a whole was attributable not to a single winning bet but to multiple modest tilts and biases that added value, the most noteworthy being benchmark-beating performance by the fund's absolute return-oriented managers as a group and an overweighting of foreign stocks.

                                                                    TOTAL RETURNS*
                                                    -----------------------------------------------
                                                       TIFF         MSCI       CPI +
                                                    Multi-Asset     ACW       5% per    Constructed
                                                      Fund**      Index***     annum     Index****
                                                    -----------------------------------------------
                    Calendar Year 2004                  14.57%      15.23%      8.41%       12.60%
                    3-Year Annualized                   10.76%       7.59%      7.62%        9.39%
                    5-Year Annualized                    6.10%      (2.12%)     7.60%        4.29%
                    Annualized Since Inception           8.81%       7.82%      7.47%        9.06%
                    Cumulative since Inception         128.04%     108.67%    102.08%      133.15%

                        GROWTH OF A $100,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            TIFF MULTI-ASSET FUND  CPI + 5%  CONSTRUCTED MAF BENCHMARK  MSCI ACW INDEX
3/31/95                  $100,000  $100,000                   $100,000        $100,000
4/30/95                  $101,500  $100,738                   $102,416        $103,637
5/31/95                  $103,100  $101,347                   $104,093        $104,781
6/30/95                  $103,700  $101,961                   $104,621        $104,804
7/31/95                  $106,852  $102,376                   $107,943        $109,875
8/31/95                  $107,255  $103,062                   $106,923        $107,470
9/30/95                  $109,066  $103,684                   $109,137        $110,426
10/31/95                 $108,563  $104,445                   $108,065        $108,581
11/30/95                 $110,575  $104,802                   $110,923        $111,996
12/31/95                 $114,078  $105,161                   $113,550        $115,369
1/31/96                  $115,718  $106,206                   $115,211        $117,933
2/29/96                  $116,948  $106,982                   $115,732        $118,424
3/31/96                  $119,101  $107,971                   $117,050        $120,247
4/30/96                  $122,483  $108,827                   $119,281        $123,184
5/31/96                  $124,225  $109,479                   $119,798        $123,311
6/30/96                  $122,893  $109,995                   $119,770        $123,987
7/31/96                  $118,794  $110,653                   $116,926        $119,356
8/31/96                  $121,059  $111,315                   $118,534        $120,828
9/30/96                  $124,147  $112,122                   $121,578        $125,290
10/31/96                 $125,794  $112,934                   $122,695        $125,791
11/30/96                 $129,627  $113,608                   $126,996        $132,516
12/31/96                 $130,631  $114,071                   $126,257        $130,597
1/31/97                  $133,772  $114,895                   $127,375        $132,788
2/28/97                  $133,556  $115,725                   $128,059        $134,598
3/31/97                  $130,631  $116,486                   $126,520        $131,906
4/30/97                  $130,956  $117,106                   $128,415        $136,142
5/31/97                  $137,239  $117,510                   $134,408        $144,266
6/30/97                  $140,055  $118,135                   $138,857        $151,648
7/31/97                  $144,723  $118,764                   $143,566        $158,505
8/31/97                  $143,305  $119,469                   $138,587        $147,384
9/30/97                  $148,867  $120,253                   $144,434        $155,244
10/31/97                 $141,233  $121,042                   $138,987        $146,000
11/30/97                 $137,636  $121,460                   $138,810        $148,234
12/31/97                 $137,909  $121,805                   $140,330        $150,180
1/31/98                  $136,370  $122,528                   $142,032        $153,486
2/28/98                  $141,579  $123,254                   $147,814        $163,986
3/31/98                  $147,024  $123,985                   $151,998        $170,983
4/30/98                  $149,984  $124,719                   $153,888        $172,586
5/31/98                  $148,090  $125,458                   $151,815        $169,311
6/30/98                  $146,669  $126,122                   $153,093        $172,361
7/31/98                  $143,929  $126,791                   $151,888        $172,418
8/31/98                  $127,924  $127,463                   $139,326        $148,262
9/30/98                  $129,716  $128,138                   $145,115        $151,211
10/31/98                 $133,657  $128,974                   $152,248        $165,021
11/30/98                 $136,357  $129,499                   $157,091        $175,039
12/31/98                 $138,217  $129,947                   $161,067        $183,168
1/31/99                  $139,306  $130,793                   $161,973        $186,912
2/28/99                  $137,248  $131,485                   $159,043        $182,214
3/31/99                  $141,363  $132,420                   $164,674        $190,410
4/30/99                  $149,472  $133,923                   $171,594        $198,636
5/31/99                  $146,931  $134,468                   $167,196        $191,617
6/30/99                  $152,014  $135,015                   $171,806        $201,157
7/31/99                  $153,493  $135,971                   $172,350        $200,335
8/31/99                  $154,472  $136,851                   $172,419        $200,095
9/30/99                  $154,105  $138,063                   $172,755        $197,937
10/31/99                 $157,652  $138,872                   $177,364        $207,962
11/30/99                 $161,321  $139,521                   $181,015        $214,424
12/31/99                 $169,522  $140,089                   $188,981        $232,287
1/31/2000                $166,868  $141,076                   $184,034        $219,757
2/29/2000                $168,132  $142,487                   $186,696        $220,503
3/31/2000                $174,958  $144,242                   $193,048        $234,999
4/30/2000                $170,913  $144,915                   $188,094        $224,458
5/31/2000                $170,407  $145,674                   $185,963        $218,633
6/30/2000                $174,832  $147,032                   $191,172        $226,043
7/31/2000                $171,920  $147,971                   $188,780        $219,404
8/31/2000                $178,046  $148,573                   $194,172        $226,225
9/30/2000                $172,558  $149,952                   $189,741        $213,800
10/31/2000               $172,091  $150,822                   $187,792        $209,617
11/30/2000               $168,341  $151,523                   $181,941        $196,631
12/31/2000               $173,572  $152,053                   $185,943        $199,915
1/31/2001                $174,855  $153,635                   $189,668        $204,941
2/28/2001                $170,865  $154,875                   $182,170        $187,658
3/31/2001                $165,164  $155,858                   $176,246        $174,958
4/30/2001                $172,290  $157,113                   $184,059        $187,626
5/31/2001                $172,290  $158,464                   $183,755        $185,421
6/30/2001                $169,582  $159,377                   $180,869        $179,688
7/31/2001                $168,695  $159,579                   $180,201        $176,819
8/31/2001                $166,106  $160,229                   $177,050        $168,633
9/30/2001                $158,628  $161,603                   $168,480        $153,185
10/31/2001               $162,135  $161,718                   $171,917        $156,418
11/30/2001               $166,333  $162,105                   $176,492        $165,992
12/31/2001               $167,781  $162,126                   $178,072        $167,511
1/31/2002                $166,623  $163,154                   $176,099        $162,887
2/28/2002                $167,491  $164,464                   $176,692        $161,641
3/31/2002                $170,676  $166,059                   $181,369        $168,882
4/30/2002                $169,807  $167,665                   $180,154        $163,471
5/31/2002                $170,966  $168,348                   $180,993        $163,597
6/30/2002                $165,320  $169,127                   $176,279        $153,553
7/31/2002                $156,928  $170,005                   $168,487        $140,642
8/31/2002                $158,243  $171,265                   $170,035        $140,954
9/30/2002                $150,492  $172,246                   $161,588        $125,447
10/31/2002               $155,528  $173,233                   $166,746        $134,649
11/30/2002               $158,935  $173,938                   $171,573        $141,966
12/31/2002               $157,158  $174,268                   $169,180        $135,153
1/31/2003                $155,973  $175,750                   $166,646        $131,174
2/28/2003                $155,973  $177,820                   $166,777        $128,821
3/31/2003                $155,973  $179,612                   $166,227        $128,266
4/30/2003                $162,638  $179,954                   $173,993        $139,635
5/31/2003                $170,785  $180,393                   $181,894        $147,663
6/30/2003                $173,599  $181,324                   $184,071        $150,428
7/31/2003                $174,621  $182,259                   $184,349        $153,719
8/31/2003                $178,808  $183,695                   $188,008        $157,313
9/30/2003                $180,909  $185,040                   $190,466        $158,269
10/31/2003               $188,001  $185,593                   $196,774        $167,825
11/30/2003               $190,868  $185,848                   $198,817        $170,338
12/31/2003               $199,047  $186,403                   $207,077        $181,087
1/31/2004                $201,612  $188,074                   $209,237        $184,146
2/29/2004                $205,837  $189,855                   $212,928        $187,479
3/31/2004                $206,592  $191,852                   $213,790        $186,407
4/30/2004                $200,556  $193,249                   $208,016        $182,029
5/31/2004                $201,461  $195,168                   $209,892        $183,442
6/30/2004                $204,899  $196,582                   $212,957        $187,073
7/31/2004                $203,227  $197,072                   $211,083        $181,085
8/31/2004                $205,355  $197,978                   $213,774        $182,189
9/30/2004                $209,922  $199,202                   $217,237        $185,971
10/31/2004               $213,747  $201,063                   $221,019        $190,517
11/30/2004               $221,856  $201,987                   $227,816        $200,901
12/31/2004               $228,035  $202,078                   $233,152        $208,674

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that a member's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 434-817-8200 or visiting www.tiff.org. FOREIGN SECURITIES MAY INVOLVE GREATER VOLATILITY AS WELL AS POLITICAL, ECONOMIC, AND CURRENCY RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY.
----------

* Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
**   Commencement of operations was March 31, 1995.
*** Please note that this index is 100% stock whereas the TIFF Multi-Asset Fund normally comprises only 53% stocks. Management considers the primary benchmark of the fund to be the CPI+5%. The MSCI All Country World Index is presented as the first of three benchmarks for the fund to comply with SEC regulations.
**** 46% MSCI All Country World Index; 20% 3-month Treasury bill plus 5% per annum; 3% Merrill Lynch High Yield Master II Constrained Index; 3% Morgan Stanley REIT Index; 7% index of global resource-related stocks; 8% Citigroup 10-year Treasury Index; 13% 10-year US Treasury Inflation Protected Security.

                                       3
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  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2004

 NUMBER
OF SHARES                                                VALUE +

           COMMON STOCKS -- 50.0%
           US COMMON STOCKS -- 24.6%
           AEROSPACE AND DEFENSE -- 0.4%
  34,900   Boeing Co.                                   $1,806,773
   8,200   Northrop Grumman Corp.                          445,752
   3,200   Textron, Inc.                                   236,160
                                                     -------------
                                                         2,488,685
                                                     -------------

           AIRLINES -- 0.2%
  47,700   AMR Corp.*                                      522,315
  76,100   Northwest Airlines Corp.*                       831,773
                                                     -------------
                                                         1,354,088
                                                     -------------

           AUTOMOTIVE -- 0.1%
  19,700   Ford Motor Co.                                  288,408
   6,300   General Motors Corp.                            252,378
                                                     -------------
                                                           540,786
                                                     -------------
           BANKING -- 0.3%
   6,500   Comerica, Inc.                                  396,630
   7,700   Marshall & Ilsley Corp.                         340,340
  12,500   National City Corp.                             469,375
   5,400   UnionBanCal Corp.                               348,192
  13,100   Wachovia Corp.                                  689,060
                                                     -------------
                                                         2,243,597
                                                     -------------

           BEVERAGES, FOOD, AND TOBACCO -- 0.6%
  27,200   Altria Group, Inc.                            1,661,920
  24,900   Anheuser-Busch Companies, Inc.                1,263,177
  21,100   Archer-Daniels-Midland Co.                      470,741
   5,400   Conagra, Inc.                                   159,030
  12,100   Pepsi Bottling Group, Inc.                      327,184
   6,500   Sara Lee Corp.                                  156,910
                                                     -------------
                                                         4,038,962
                                                     -------------

           CHEMICALS -- 0.1%
  12,900   Scotts Co. (The), Class A*                      948,408
                                                     -------------

           COMMERCIAL SERVICES -- 0.5%
  18,900   Cendant Corp.                                   441,882
   3,500   H & R Block, Inc.                               171,500
   4,000   Learning Tree International, Inc.*               53,600
   4,500   Monsanto Co.                                    249,975
 104,120   UnitedGlobalCom, Inc., Class A*               1,005,799
  18,400   Viad Corp.                                      524,216
  28,100   Waste Management, Inc.                          841,314
                                                     -------------
                                                         3,288,286
                                                     -------------
           COMMUNICATIONS -- 0.6%
 349,100   Lucent Technologies, Inc.*                    1,312,616
  13,000   Motorola, Inc.                                  223,600
  55,000   Nextel Communications, Inc., Class A*         1,650,000
  12,000   Qualcomm, Inc.                                  508,800
  17,700   Verizon Communications Corp.                    717,027
                                                     -------------
                                                         4,412,043
                                                     -------------

           COMPUTER SOFTWARE AND PROCESSING -- 1.2%
   4,900   Adobe Systems, Inc.                             307,426
   7,500   Computer Sciences Corp.*                        422,775
  42,300   IMS Health, Inc.                                981,783
  30,000   Intuit, Inc.*                                 1,320,300
 110,600   Microsoft Corp.                               2,954,126
 NUMBER
OF SHARES                                               VALUE +
 132,400   Oracle Corp.*                                $1,816,528
   8,400   Symantec Corp.*                                 216,384
  34,300   Unisys Corp.*                                   349,174
                                                     -------------
                                                         8,368,496
                                                     -------------

           COMPUTERS AND INFORMATION -- 1.0%
  23,800   Apple Computer, Inc.*                         1,532,720
  45,900   Cisco Systems, Inc.*                            885,870
  17,500   Dell, Inc.*                                     737,450
  23,600   Hewlett-Packard Co.                             494,892
   7,600   International Business Machines Corp.           749,208
 231,800   Sun Microsystems, Inc.*                       1,247,084
  85,400   Xerox Corp.*                                  1,452,654
                                                     -------------
                                                         7,099,878
                                                     -------------

           COSMETICS AND PERSONAL CARE -- 0.1%
   4,000   Avon Products, Inc.                             154,800
   6,100   Estee Lauder Companies, Inc., Class A           279,197
   2,900   Procter & Gamble Co.                            159,732
                                                     -------------
                                                           593,729
                                                     -------------

           DIVERSIFIED -- 0.5%
  16,500   Ashland, Inc.                                   963,270
     425   Berkshire Hathaway Inc., Class B*             1,247,800
  42,200   General Electric Co.                          1,540,300
                                                     -------------
                                                         3,751,370
                                                     -------------

           ELECTRIC UTILITIES -- 0.3%
   3,800   Constellation Energy Group, Inc.                166,098
  12,800   Edison International                            409,984
  18,100   Public Service Enterprise Group, Inc.           937,037
   5,800   Sempra Energy                                   212,744
   7,000   TXU Corp.                                       451,920
                                                     -------------
                                                         2,177,783
                                                     -------------

           ELECTRONICS -- 0.3%
 329,400   Agere Systems, Inc., Class B*                   444,690
   1,435   Freescale Semiconductor, Inc., Class B*          26,347
  41,000   Intel Corp.                                     958,990
   9,100   Raytheon Co.                                    353,353
   6,500   Texas Instruments, Inc.                         160,030
                                                     -------------
                                                         1,943,410
                                                     -------------

           ENTERTAINMENT AND LEISURE -- 0.5%
  77,300   Blockbuster, Inc., Class A                      735,896
  16,700   International Speedway Corp., Class A           881,760
 104,600   Liberty Media Corp., Class A                  1,148,508
  13,900   Time Warner, Inc.*                              270,216
   6,500   Walt Disney Co.                                 180,700
                                                     -------------
                                                         3,217,080
                                                     -------------

           FINANCIAL SERVICES -- 2.7%
  38,000   American Express Co.                          2,142,060
  35,800   Bank of America Corp.                         1,682,242
   2,700   Bear, Stearns & Co., Inc.                       276,237
   9,300   CIT Group, Inc.                                 426,126
  59,300   Citigroup, Inc.                               2,857,074
  11,000   Goldman Sachs Group, Inc.                     1,144,440
  26,000   Jardine Matheson Holdings, Ltd.*                439,400
  33,000   JP Morgan Chase & Co., Inc.                   1,287,330
  13,300   KeyCorp                                         450,870
  62,300   MBNA Corp.                                    1,756,237
  45,000   Mellon Financial Corp.                        1,399,950
   8,800   Merrill Lynch & Co.                             525,976

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2004

 NUMBER
OF SHARES                                               VALUE +
  16,900   Moody's Corp.                                $1,467,765
  24,300   Morgan Stanley                                1,349,136
  71,400   People's Choice Financial
              Corp. (144A)*(a)(c){::}                      714,000
  20,500   SLM Corp.                                     1,094,495
   4,000   Washington Mutual, Inc.                         169,120
                                                     -------------
                                                        19,182,458
                                                     -------------

           FOREST PRODUCTS AND PAPER -- 0.3%
   5,100   Georgia-Pacific Group                           191,148
  47,300   International Paper Co.                       1,986,600
   3,100   Kimberly-Clark Corp.                            204,011
                                                     -------------
                                                         2,381,759
                                                     -------------

           HEALTHCARE PROVIDERS -- 0.2%
  34,000   HCA, Inc.                                     1,358,640
   1,800   Quest Diagnostics, Inc.                         171,990
                                                     -------------
                                                         1,530,630
                                                     -------------

           HEAVY CONSTRUCTION -- 0.2%
  44,900   Comstock Homebuilding Cos., Inc., Class
              A*                                           977,473
                                                     -------------

           HEAVY MACHINERY -- 0.2%
   6,000   Eaton Corp.                                     434,160
   6,400   Paccar, Inc.                                    515,072
   5,400   Parker-Hannifin Corp.                           408,996
                                                     -------------
                                                         1,358,228
                                                     -------------

           HOME CONSTRUCTION, FURNISHINGS, AND APPLIANCES -- 0.4%
   5,600   Centex Corp.                                    333,648
  10,200   D.R. Horton, Inc.                               411,162
   7,100   Ethan Allen Interiors, Inc.                     284,142
  64,800   Levitt Corp., Class A                         1,980,936
                                                     -------------
                                                         3,009,888
                                                     -------------

           HOUSEHOLD PRODUCTS -- 0.1%
   7,300   The Clorox Co.                                  430,189
                                                     -------------

           INSURANCE -- 0.6%
   4,000   Aetna, Inc.                                     499,000
   4,500   Allstate Corp.                                  232,740
   2,300   Chubb Corp.                                     176,870
   5,600   Loews Corp.                                     393,680
  11,200   MBIA Inc.                                       708,736
  13,500   Mercury General Corp.                           808,920
  13,100   MetLife, Inc.                                   530,681
   6,900   MGIC Investment Corp.                           475,479
   4,400   Principal Financial Group, Inc.                 180,136
   8,300   Unitrin, Inc.                                   377,235
                                                     -------------
                                                         4,383,477
                                                     -------------

           INTERNET -- 0.1%
   9,400   Yahoo!, Inc.*                                   354,192
                                                     -------------

           LODGING -- 1.0%
  57,100   Great Wolf Resorts, Inc.*                     1,275,614
  77,800   Hilton Hotels Corp.                           1,769,172
  42,800   Las Vegas Sands Corp.*                        2,054,400
  35,500   Starwood Hotels & Resorts Worldwide,
              Inc.                                       2,073,200
                                                     -------------
                                                         7,172,386
                                                     -------------
           MEDIA - BROADCASTING AND PUBLISHING -- 0.9%
  32,400   Comcast Corp., Class A*                       1,064,016
  56,515   Hollinger International, Inc.                   886,155
  23,771   Liberty Media International, Inc., Class
              A*                                         1,098,933
 NUMBER
OF SHARES                                               VALUE +
   5,400   McGraw-Hill Companies, Inc.                    $494,316
 251,000   Primedia, Inc.*                                 953,800
  18,100   Viacom, Inc., Class A                           670,967
  35,500   Viacom, Inc., Class B                         1,291,845
                                                     -------------
                                                         6,460,032
                                                     -------------

           MEDICAL SUPPLIES -- 0.1%
  14,300   Baxter International, Inc.                      493,922
   5,100   Becton, Dickinson & Co.                         289,680
                                                     -------------
                                                           783,602
                                                     -------------

           METALS -- 0.0%
   1,700   Phelps Dodge Corp.                              168,164
                                                     -------------

           METALS AND MINING -- 1.3%
  81,500   Alcoa, Inc.                                   2,560,730
  35,400   Apex Silver Mines Ltd.*                         608,172
  26,500   CONSOL Energy, Inc.                           1,087,825
  33,400   Freeport-McMoRan Copper & Gold, Inc.,
              Class B                                    1,276,882
  34,900   International Steel Group, Inc.*              1,415,544
  13,500   Masco Corp.                                     493,155
  44,400   Massey Energy Co.                             1,551,780
   7,800   Nucor Corp.                                     408,252
                                                     -------------
                                                         9,402,340
                                                     -------------

           OIL AND GAS -- 3.3%
  17,242   Anadarko Petroleum Corp.                      1,117,454
   3,300   Apache Corp.                                    166,881
  14,800   Baker Hughes, Inc.                              631,516
  25,300   Burlington Resources, Inc.                    1,100,550
  43,200   ChevronTexaco Corp.                           2,268,432
  20,200   ConocoPhillips                                1,753,966
  18,800   Devon Energy Corp.                              731,696
  24,200   EOG Resources, Inc.                           1,726,912
  12,600   Equitable Resources, Inc.                       764,316
  61,360   Exxon Mobil Corp.                             3,145,314
  19,075   Global Santa Fe Corp.                           631,573
  22,900   Halliburton Co.                                 898,596
  10,500   Kerr-McGee Corp.                                606,795
  12,900   Newfield Exploration Co.*                       761,745
  13,100   Noble Energy, Inc.                              807,746
  24,800   Transocean, Inc.*                             1,051,272
  51,900   Valero Energy Corp.                           2,356,260
  24,800   Western Gas Resources, Inc.                     725,400
  51,125   XTO Energy, Inc.                              1,808,803
                                                     -------------
                                                        23,055,227
                                                     -------------

           PHARMACEUTICALS -- 1.1%
   7,000   Abbott Laboratories                             326,550
  10,100   Amgen, Inc.*                                    647,915
  31,300   Bristol-Myers Squibb Co.                        801,906
   9,100   Cardinal Health, Inc.                           529,165
  18,500   Johnson & Johnson                             1,173,270
  12,100   McKesson Corp.                                  380,666
   8,000   Merck & Co., Inc.                               257,120
  27,200   Pfizer, Inc.                                    731,408
  77,600   Schering-Plough Corp.                         1,620,288
  35,800   Wyeth                                         1,524,722
                                                     -------------
                                                         7,993,010
                                                     -------------

           REAL ESTATE -- 3.6%
  47,700   American Campus Communities, Inc. (REIT)      1,072,773
  84,800   BioMed Realty Trust, Inc. (REIT)              1,883,408

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2004

 NUMBER
OF SHARES                                               VALUE +
  65,500   BNP Residential Properties, Inc. (REIT)      $1,054,550
  49,700   Capital Automotive (REIT)                     1,765,593
  39,700   Digital Realty Trust, Inc. (REIT)               530,789
  45,700   First Potomac Realty Trust (REIT)             1,041,960
  73,900   Glenborough Realty Trust, Inc. (REIT)         1,572,592
 111,500   Gramercy Capital Corp. (REIT)(b)(c)           2,246,279
  51,300   Gramercy Capital Corp. (REIT)                 1,056,780
  93,900   Hersha Hospitality Trust (REIT)               1,075,155
  24,800   iStar Financial, Inc. (REIT)                  1,122,448
  26,600   Mack-Cali Realty Corp. (REIT)                 1,224,398
  16,800   Mills Corp. (The) (REIT)                      1,071,168
  92,500   Omega Healthcare Investors, Inc. (REIT)       1,091,500
  25,100   Ramco-Gershenson Properties (REIT)              809,475
  29,000   Reckson Associates Realty Corp. (REIT)          951,490
  22,800   Simon Property Group, Inc. (REIT)             1,474,476
  16,700   SL Green Realty Corp. (REIT)                  1,011,185
  26,000   St. Joe Co. (The)                             1,669,200
  22,300   Sunrise Senior Living, Inc. (REIT)              214,158
  52,400   U-Store-It Trust (REIT)*                        909,140
   8,200   Vornado Realty Trust (REIT)                     624,266
                                                     -------------
                                                        25,472,783
                                                     -------------

           RESTAURANTS -- 0.1%
  14,800   McDonald's Corp.                                474,488
  10,400   Yum! Brands, Inc.                               490,672
                                                     -------------
                                                           965,160
                                                     -------------
           RETAILERS -- 0.7%
  12,000   99 Cents Only Stores*                           193,920
   8,500   Albertson's, Inc.                               202,980
  37,600   Costco Wholesale Corp.                        1,820,216
   6,900   Federated Department Stores, Inc.               398,751
  19,500   Home Depot, Inc.                                833,430
  24,500   Kroger Co.*                                     429,730
  15,700   Limited Brands                                  361,414
   7,000   The May Department Stores Co.                   205,800
   6,100   TJX Companies, Inc.                             153,293
                                                     -------------
                                                         4,599,534
                                                     -------------

           TELEPHONE SYSTEMS -- 0.5%
  23,300   ALLTEL Corp.                                  1,369,108
  15,900   BellSouth Corp.                                 441,861
 222,500   Qwest Communications International,
              Inc.*                                        987,900
  34,500   SBC Communications, Inc.                        889,065
                                                     -------------
                                                         3,687,934
                                                     -------------

           TEXTILES, CLOTHING, AND FABRICS -- 0.1%
   7,800   Coach, Inc.*                                    439,920
   4,500   Nike Inc., Class B                              408,105
                                                     -------------
                                                           848,025
                                                     -------------

           TRANSPORTATION -- 0.4%
  33,000   Burlington Northern Santa Fe Corp.            1,561,230
  29,400   Kansas City Southern*                           521,262
   6,300   Norfolk Southern Corp.                          227,997
  28,800   Sabre Holdings Corp.                            638,208
                                                     -------------
                                                         2,948,697
                                                     -------------
           Total US Common Stocks
              (Cost $146,275,432)                      173,631,789
                                                     -------------
           FOREIGN COMMON STOCKS -- 25.4%

           AUSTRALIA -- 1.5%
 268,142   Alumina Ltd.                                  1,248,567
 NUMBER
OF SHARES                                               VALUE +
 270,097   Amcor Ltd.                                   $1,556,208
  15,336   Australia and New Zealand Banking Group
              Ltd.                                         247,531
  12,000   Caltex Australian Ltd.                          102,158
 113,942   Coles Myer Ltd.                                 880,687
 468,899   Foster's Group Ltd.                           2,128,230
  96,180   National Australia Bank Ltd.                  2,172,898
  22,000   Rinker Group Ltd.                               183,668
  56,000   Santos Ltd.                                    $372,258
 350,596   Telstra Corp. Ltd.                            1,349,426
   2,506   Wesfarmers Ltd.                                  78,185
   6,565   WMC Resources Ltd.                               37,156
                                                     -------------
                                                        10,356,972
                                                     -------------

           BELGIUM -- 0.3%
   1,976   Electrabel SA                                   880,968
  41,337   Fortis*                                       1,144,536
                                                     -------------
                                                         2,025,504
                                                     -------------

           BRAZIL -- 0.9%
8,100,000  Cia de Saneamento Basico do Estado de
              Sao Paulo                                    480,175
  38,543   Cia Vale do Rio Doce - ADR                    1,118,132
 122,500   Cia Vale do Rio Doce - Sponsored ADR+         2,986,550
  32,000   Petroleo Brasileiro SA - ADR                  1,272,960
  27,500   Votorantim Celulose Papel SA - ADR              445,500
                                                     -------------
                                                         6,303,317
                                                     -------------

           CANADA -- 3.7%
 201,200   Abitibi-Consolidated, Inc. - New York
              Stock Exchange                             1,392,304
  53,200   Abitibi-Consolidated, Inc. - Toronto
              Stock Exchange                               366,759
   8,400   ACE Aviation Holdings, Inc., Class A*           249,234
  43,900   Agrium, Inc.                                    741,956
  19,000   Alcan, Inc.                                     932,437
  16,300   Alcan, Inc. - ADR                               799,352
  18,200   BCE, Inc.                                       439,297
 204,900   Bombardier, Inc., Class B                       407,012
   8,500   Brascan Corp., Class A                          306,085
  19,800   Cameco Corp.                                  2,076,228
   3,750   Canadian National Railway Co.                   229,687
   6,000   Canadian Natural Resources Ltd.                 256,620
  61,200   Canadian Natural Resources Ltd. -
              Canadian Exchange                          2,617,786
  52,100   Domtar, Inc.                                    630,514
  46,850   Encana Corp. - Canadian Exchange              2,674,573
   9,000   Fairmont Hotels & Resorts, Inc.                 311,956
  19,500   Imperial Oil Ltd. (foreign market)            1,157,973
  26,200   Inco Ltd.*                                      962,150
   1,700   Magna International, Inc.                       140,335
 290,200   Nortel Networks Corp.*                        1,007,580
  19,571   Petro-Canada                                    999,172
  67,000   Placer Dome, Inc.                             1,263,620
   2,200   Potash Corp. of Saskatchewan                    182,710
  43,800   Rogers Communications, Inc., Class B          1,149,332
  45,684   Suncor Energy, Inc.                           1,616,660
  94,900   Talisman Energy - Canadian Exchange           2,562,296
  24,100   Western Oil Sands, Inc., Class A*               841,785
                                                     -------------
                                                        26,315,413
                                                     -------------

           CHINA -- 0.3%
  18,000   Aluminum Corp. of China Ltd.                  1,053,900

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2004

 NUMBER
OF SHARES                                               VALUE +
 770,000   Beijing Capital International Airport
              Co., Ltd., Class H                          $326,913
  20,400   China Petroleum & Chemical Corp. - ADR          839,862
                                                     -------------
                                                         2,220,675
                                                     -------------

           DENMARK -- 0.1%
   3,400   Coloplast A/S, Class B                          186,695
  10,633   Vestas Wind Systems A/S*                       $132,122
   5,700   William Demant Holding A/S*                     267,681
                                                     -------------
                                                           586,498
                                                     -------------
           FINLAND -- 0.3%
  20,700   Metso Oyj                                       328,071
  32,230   M-real Oyj, Class B                             205,901
  30,700   Sampo Oyj, Class A                              423,966
   9,300   Tietoenator Oyj                                 295,800
  39,068   UPM-Kymmeme Oyj                                 868,768
                                                     -------------
                                                         2,122,506
                                                     -------------

           FRANCE -- 1.5%
  24,700   Alcatel SA*                                     384,416
   3,100   Atos Origin SA*                                 210,557
  11,000   AXA SA                                          271,823
   5,900   BNP Paribas                                     427,443
   7,600   Carrefour SA                                    361,974
  28,485   Compagnie de Saint-Gobain                     1,715,992
   3,600   Groupe Danone                                   332,500
   4,504   Sanofi-Aventis                                  359,977
 153,800   Scor SA*                                        290,583
  16,507   Societe Generale, Class A                     1,670,445
   4,600   Thales SA                                       220,840
   6,430   Total SA                                      1,404,514
  25,200   Total SA - Sponsored ADR+                     2,767,968
                                                     -------------
                                                        10,419,032
                                                     -------------

           GERMANY -- 0.9%
   6,700   BASF AG                                         482,670
  41,156   Bayer AG                                      1,395,176
  37,908   Bayerische Hypo-und Vereinsbank AG*             860,492
   7,300   Bayerische Motoren Werke AG                     329,428
   9,800   Deutsche Post AG                                225,119
   4,600   E. ON AG                                        419,296
   6,200   Fresenius Medical Care AG                       498,983
  36,738   RWE AG                                        2,032,400
                                                     -------------
                                                         6,243,564
                                                     -------------

           HONG KONG -- 1.5%
  43,000   Asia Satellite Telecom Holdings Ltd.             81,876
 744,000   First Pacific Co. Ltd.*                         198,618
 136,000   Henderson Land Development Co. Ltd.             706,884
  41,000   Hong Kong Aircraft Engineering Co. Ltd.         221,017
 232,700   Hong Kong Electric Holdings Ltd.              1,062,803
 138,000   Hong Kong Exchanges & Clearing Ltd.             369,293
 309,000   Hong Kong Shanghai Hotels Ltd.                  276,294
 251,124   Hysan Development Co. Ltd.                      528,243
 639,000   i-Cable Communications Ltd.                     238,411
 135,800   Jardine Matheson Holdings Ltd.                2,159,220
 156,500   Jardine Strategic Holdings Ltd.               1,283,300
 152,000   Mandarin Oriental International Ltd.*           118,560
 902,600   New World Development Ltd.                    1,010,282
 234,000   Next Media Ltd.*                                116,658
 254,000   SmarTone Telecommunications Holdings
              Ltd.                                         284,303
 130,000   Television Broadcasts Ltd.                      603,780
 NUMBER
OF SHARES                                               VALUE +
 250,000   Wharf Holdings Ltd.                            $874,857
 232,000   Wheelock & Co. Ltd.                             382,055
                                                     -------------
                                                        10,516,454
                                                     -------------

           INDONESIA -- 0.2%
 382,000   PT Astra International TBK                      397,124
6,924,367  PT Bank Pan Indonesia TBK                       313,303
 135,000   PT Gudang Garam TBK                             197,064
1,511,000  PT Matahari Putra Prima TBK                      93,598
 144,000   PT Semen Gresik TBK                             286,992
                                                     -------------
                                                         1,288,081
                                                     -------------

           IRELAND -- 0.1%
  77,400   Eircom Group plc                                183,058
  55,400   Fyffes plc                                      145,334
 110,100   Independent News & Media plc                    344,203
                                                     -------------
                                                           672,595
                                                     -------------

           ITALY -- 0.4%
 344,659   Banca Intesa SpA                              1,658,411
   3,600   FASTWEB*                                        207,378
  31,400   Fiat SpA*                                       251,815
  16,200   Luxottica Group SpA - ADR                       330,318
   4,400   Natuzzi SpA - Sponsored ADR+                    $47,740
  32,100   Saipem SpA                                      386,143
  60,400   Unicredito Italiano SpA                         347,278
                                                     -------------
                                                         3,229,083
                                                     -------------

           JAPAN -- 2.3%
   2,900   Aisin Seiki Co. Ltd.                             73,441
  11,000   Alfresa Holdings Corp.                          403,630
  38,000   Bank of Fukuoka, Ltd. (The)                     250,317
  25,100   Canon, Inc.                                   1,354,572
  42,000   Chiba Bank Ltd. (The)                           280,765
  14,000   Dai Nippon Printing Co. Ltd.                    224,612
  12,000   Daifuku Co. Ltd.                                 77,642
      76   East Japan Railway Co.                          422,758
  11,600   FamilyMart Co. Ltd.                             337,914
  11,000   Fuji Photo Film Co. Ltd.                        401,483
   4,600   Fujitsu Frontech Ltd.                            37,664
  50,000   Hitachi Ltd.                                    346,443
  11,400   Isetan Co., Ltd.                                132,946
   8,000   Ito-Yokado Co. Ltd.                             335,708
      33   Japan Tobacco, Inc.                             376,793
  11,000   JS Group Corp.                                  199,776
   9,000   Kao Corp.                                       230,116
 129,000   Kawasaki Heavy Industries, Ltd.                 211,496
  20,000   Kinden Corp.                                    149,507
  43,000   Kirin Brewery Co. Ltd.                          423,412
   6,000   Koito Manufacturing Co. Ltd.                     54,045
  14,000   Matsushita Electric Industries Co.              222,153
  32,114   Matsushita Electric Works Ltd.                  279,865
  17,000   Mitsubishi Corp.                                219,655
  11,000   Mitsubishi Gas Chemical Co., Inc.                51,849
  17,000   NGK Insulators Ltd.                             162,584
   2,300   Nintendo Co. Ltd.                               288,875
   9,000   Nippon Meat Packers, Inc.                       121,997
  19,000   Nippon Mining Holdings, Inc.                     89,372
  49,000   Nippon Oil Corp.                                314,170
  32,000   Nippon Suisan Kaisha Ltd.                       107,114
      79   Nippon Telegraph and Telephone Corp.            354,640
  10,000   Nisshinbo Industries, Inc.                       74,851
  10,000   Noritake Co. Ltd.                                43,623
     164   NTT DoCoMo, Inc.                                302,489

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2004

 NUMBER
OF SHARES                                               VALUE +
  14,000   Onward Kashiyama Co. Ltd.                      $203,708
   3,000   Ryosan Co. Ltd.                                  69,240
   5,000   Sankyo Co. Ltd.                                 252,757
   6,000   SECOM Co. Ltd.                                  240,070
  25,000   Shimizu Corp.                                   125,403
  14,000   Shiseido Co. Ltd.                               202,752
  16,000   Sompo Japan Insurance, Inc.                     163,014
   3,700   Sony Corp.                                      142,988
  23,000   Sumitomo Electric Industries Ltd.               250,268
  19,000   Sumitomo Forestry Co. Ltd.                      190,797
  19,000   Sumitomo Metal Mining Co. Ltd.                  135,728
      69   Sumitomo Mitsui Financial Group, Inc.           501,659
  59,000   Sumitomo Trust & Banking Co. Ltd.               426,652
  25,000   Taiyo Nippon Sanso Corp.                        146,628
  33,200   Takeda Pharmaceutical Co. Ltd.                1,671,826
  21,000   Tanabe Seiyaku Co. Ltd.                         216,415
  15,000   Tokyo Broadcasting System, Inc.                 244,608
   8,300   Tokyo Electric Power Co., Inc.                  203,713
  84,000   Tokyo Gas Co. Ltd.                              344,296
   3,000   Tokyo Ohka Kogyo Co. Ltd.                        60,018
  12,000   Toppan Forms Co. Ltd.                           146,384
   3,000   Toyo Seikan Kaisha Ltd.                          55,333
   8,000   Toyota Motor Corp.                              325,559
     112   West Japan Railway Co.                          452,503
   6,000   Yamaha Motor Co. Ltd.                            90,056
   6,000   Yamatake Corp.                                   67,864
  37,000   Yokohama Bank Ltd.                              233,259
                                                     -------------
                                                        16,121,775
                                                     -------------
           LUXEMBOURG -- 0.1%
  24,700   Arcelor SA                                      569,742
                                                     -------------

           MALAYSIA -- 0.3%
  18,800   British American Tobacco Berhad                 226,342
  31,000   Carlsberg Brewery Malaysia Berhad                86,474
 193,000   CIMB Berhad                                     271,724
 167,000   Commerce Asset-Holding Berhad                   206,553
 130,000   Kumpulan Guthrie Berhad                          80,395
  88,000   Malaysian Airlines System Berhad                102,358
 305,000   Multi-Purpose Holdings Berhad*                   91,500
 220,000   Resorts World Berhad                            578,947
 107,000   Telekom Malaysia Berhad                         326,632
                                                     -------------
                                                         1,970,925
                                                     -------------

           MEXICO -- 0.1%
     700   America Movil SA de CV                           36,645
 213,760   Grupo Continental SA                            410,376
     800   Telefonos de Mexico SA de CV, Class L -
              ADR                                           30,656
                                                     -------------
                                                           477,677
                                                     -------------

           NETHERLANDS -- 1.2%
  13,075   Heineken NV                                     435,952
  47,771   ING Groep NV                                  1,445,403
  35,600   Koninklijke (Royal) KPN NV                      338,241
  12,100   Koninklijke (Royal) Philips Electronics
              NV - Amsterdam Exchange                      320,880
   4,900   Koninklijke (Royal) Philips Electronics
              NV - Paris Exchange                          129,477
   3,993   Koninklijke Boskalis Westminster NV             135,144
  97,057   Reed Elsevier NV                              1,323,205
  50,138   Royal Dutch Petroleum Co. - Amsterdam
              Exchange                                   2,886,156
  24,600   Royal Dutch Petroleum Co. - New York
              Stock Exchange                             1,411,548
 NUMBER
OF SHARES                                               VALUE +
   7,400   Royal Nedlloyd NV                              $335,650
   8,164   Wolters Kluwer NV                               163,901
                                                     -------------
                                                         8,925,557
                                                     -------------

           NEW ZEALAND -- 0.2%
  72,000   Carter Holt Harvey Ltd.                         107,652
 354,072   Telecom Corporation of New Zealand Ltd.       1,572,839
                                                     -------------
                                                         1,680,491
                                                     -------------

           NORWAY -- 0.0%
  26,800   DNB NOR ASA                                     264,387
   4,400   Schibsted ASA                                   124,954
                                                     -------------
                                                           389,341
                                                     -------------

           PANAMA -- 0.1%
  34,600   Banco Latinoamericano de Exportaciones
              SA                                           689,924
                                                     -------------

           PERU -- 0.1%
  27,800   Compania de Minas Buenaventura SA - ADR         636,620
                                                     -------------

           PHILIPPINES (THE) -- 0.3%
 450,000   ABS-CBN Broadcasting Corp. - PDR                148,330
7,844,800  Ayala Corp.                                     922,506
 316,000   Banco de Oro Universal Bank*                    149,203
  39,000   Globe Telecom, Inc.                             663,608
 194,000   Jollibee Foods Corp.                             98,512
                                                     -------------
                                                         1,982,159
                                                     -------------

           POLAND -- 0.0%
   9,798   Bank Pekao SA*                                  451,400
                                                     -------------

           RUSSIA -- 0.3%
  11,770   Lukoil Oil Co. - ADR                          1,428,878
   8,700   MMC Norilsk Nickel - ADR                        482,850
                                                     -------------
                                                         1,911,728
                                                     -------------

           SINGAPORE -- 0.3%
 555,000   BIL International Ltd.                          333,190
  35,000   Great Eastern Holdings Ltd.                     278,731
  26,000   Overseas Union Enterprise Ltd.                  124,234
 115,000   Overseas-Chinese Banking Corp. Ltd.             951,054
 529,000   SembCorp Marine Ltd.                            440,725
 305,000   United Industrial Corp.                         170,960
                                                     -------------
                                                         2,298,894
                                                     -------------

           SOUTH AFRICA -- 1.2%
  39,667   Anglo American Platinum Corp. Ltd.            1,457,478
  13,556   Anglo American plc - Johannesburg
              Exchange                                     321,229
  45,900   Anglo American plc - London Exchange          1,085,680
  95,400   Aveng Ltd.                                      203,204
 134,300   FirstRand Ltd.                                  318,244
  69,500   Gold Fields Ltd.                                857,377
   7,600   Impala Platinum Holdings Ltd.                   646,177
  28,300   JD Group Ltd.                                   340,580
  33,204   Nedcor Ltd.                                     458,535
   9,500   Pretoria Portland Cement Co. Ltd.               480,586
 143,900   RMB Holdings Ltd.                               555,805
  52,919   Sasol Ltd.                                    1,136,578
  55,400   Sun International Ltd.                          560,515
  63,700   Venfin Ltd.                                     283,802
                                                     -------------
                                                         8,705,790
                                                     -------------

           SOUTH KOREA -- 0.1%
     430   Hyundai Motor Co. Ltd.                           23,054
     730   Kookmin Bank*                                    28,560

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2004

 NUMBER
OF SHARES                                               VALUE +
     460   Korea Electric Power Corp.*                     $11,931
     100   POSCO                                            18,064
  17,666   Posco - ADR                                     786,667
      80   Samsung Electronics Co. Ltd.                     34,815
                                                     -------------
                                                           903,091
                                                     -------------

           SPAIN -- 1.1%
   5,800   Acciona SA                                      513,226
  33,100   Acerinox SA                                     531,346
   7,500   Banco Popular Espanol SA                        494,427
 111,883   Banco Santander Central Hispanoamer SA        1,388,463
  55,827   Iberdrola SA                                  1,419,009
  17,480   NH Hoteles SA                                   231,895
   2,300   Prosegur Cia de Seguridad SA                     45,268
  30,000   Repsol SA - Sponsored ADR+                      783,000
   7,000   Sogecable SA*                                   310,752
  94,572   Telefonica SA                                 1,781,661
   6,800   Viscofan SA                                      68,860
                                                     -------------
                                                         7,567,907
                                                     -------------

           SWEDEN -- 0.3%
  22,600   Assa Abloy AB                                   385,996
   5,600   Hoganas AB, Class B                             150,420
   7,600   Svenska Cellulosa AB                            324,224
  22,200   Svenska Handelsbanken AB, Class A               577,934
 161,400   Telefonaktiebolaget LM Ericsson, Class
              B*                                           514,895
                                                     -------------
                                                         1,953,469
                                                     -------------

           SWITZERLAND -- 0.3%
   5,200   Adecco SA                                       261,806
   1,900   Alcon, Inc.                                     153,140
  14,500   Compagnie Financiere Richemont AG               482,653
     290   Geberit AG                                      212,189
   3,040   Logitech International SA*                      185,806
  10,300   Novartis AG                                     519,031
     400   Publigroupe SA                                  122,593
                                                     -------------
                                                         1,937,218
                                                     -------------

           TAIWAN -- 0.1%
  43,000   Asustek Computer, Inc.                          114,659
 134,200   Asustek Computer, Inc. - GDR                    351,604
                                                     -------------
                                                           466,263
                                                     -------------

           THAILAND -- 0.5%
 293,000   Advanced Information Service Public Co.
              Ltd.                                         806,976
  76,000   GMM Grammy Public Co. Ltd.                       33,647
 279,000   Kasikornbank Public Co. Ltd.*                   402,162
  76,000   MBK Public Co. Ltd.                              93,900
 277,000   National Finance Public Co. Ltd.                 96,968
  91,700   Siam Cement Public Co. Ltd.                     651,459
 148,100   Siam Cement Public Co. Ltd. - NVDR              930,152
  60,000   Siam Commercial Bank Public Co. Ltd.             75,676
 462,900   Thai Union Frozen Products Public Co.
              Ltd. - NVDR                                  295,493
                                                     -------------
                                                         3,386,433
                                                     -------------

           UNITED KINGDOM -- 4.8%
  53,300   Amvescap plc                                    328,226
  48,300   Arriva plc                                      500,748
  46,500   Associated British Ports Holdings plc           424,058
 NUMBER
OF SHARES                                               VALUE +
  58,186   Aviva plc                                      $701,547
  34,800   BAA plc                                         390,185
 100,900   BAE Systems plc                                 446,520
  58,200   Barclays plc                                    654,786
 235,233   BG Group plc                                  1,598,748
  47,082   BOC Group plc                                   898,052
 165,449   Boots Group plc                               2,082,166
 154,369   BP plc                                        1,505,575
  39,900   BP plc - ADR                                  2,330,160
 182,186   Brambles Industries plc                         910,300
  48,300   BT Group plc                                    188,244
  14,000   Bunzl plc                                       116,788
 169,300   Cable & Wireless Communications plc             387,609
  44,700   Capita Group plc                                313,885
   6,900   Carnival plc                                    421,000
  70,900   Compass Group plc                               335,198
  35,000   Devro plc                                        83,996
  36,800   Diageo plc                                      524,947
  18,400   EMI Group plc                                    93,614
  98,900   Enodis plc*                                     209,815
  14,500   Enterprise Inns plc                             221,316
 193,569   GKN plc                                         878,912
  83,359   GlaxoSmithKline plc                           1,955,700
  62,400   Hanson plc                                      535,813
  98,336   HBOS plc                                      1,600,984
  41,900   Hilton Group plc                                228,863
  65,400   ICAP plc                                        341,213
  36,188   Intercontinental Hotels Group plc               450,396
  22,700   Intertek Testing Services plc                   307,251
 678,000   Invensys plc*                                   201,762
 115,000   ITV plc                                         232,380
  49,200   Kidde plc                                       157,274
 175,843   Lloyds TSB Group plc                          1,596,853
  38,000   MyTravel Group plc*                               4,377
 195,900   Pilkington plc                                  413,719
  21,900   Provident Financial plc                         282,548
  14,500   Reckitt Benckiser plc                           438,179
  47,600   Reed Elsevier plc                               439,116
  20,600   Rio Tinto plc                                   606,301
  96,600   Sage Group plc (The)                            375,098
  80,700   Shell Transport & Trading Co. plc               687,916
  21,800   Shell Transport & Trading Co. plc - ADR       1,120,520
  16,900   Smiths Group plc                                266,709
 145,100   Stagecoach Group plc                            311,923
  22,000   Sygen International Group plc                    18,373
  39,100   TBI plc                                          69,438
  85,300   Tesco plc                                       526,922
   3,600   Travis Perkins plc                              119,779
  89,989   Unilever plc                                    883,718
 138,900   Vedanta Resources Ltd.                        1,052,696
 153,200   Vodafone Group plc                              415,457
  22,900   WPP Group plc                                   251,924
  92,614   Xstrata plc                                   1,657,186
                                                     -------------
                                                        34,096,783
                                                     -------------
           Total Foreign Common Stocks
              (Cost $139,239,871)                      179,422,881
                                                     -------------
           Total Common Stocks
              (Cost $285,515,303)                      353,054,670
                                                     -------------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2004

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE         VALUE +

             ASSET-BACKED SECURITIES -- 3.6%
   $350,000  ACE Securities Corp.,
                Ser. 2003-NC1,
                Class M2 (FRN)                4.318%   07/25/33        $359,116
    300,000  ACE Securities Corp.,
                Ser. 2003-OP1,
                Class M2 (FRN)                3.918%   12/25/33         302,051
    300,000  Asset Backed Securities Corp.,
                Home Equity Loan Trust,
                Ser. 2003-HE5,
                Class M2 (FRN)                4.380%   08/15/33         307,976
    254,000  Asset Backed Securities Corp.,
                Home Equity Loan Trust,
                Ser. 2004-HE1,
                Class M2 (FRN)                4.130%   01/15/34         262,649
  1,264,254  Bank of America Funding Corp.,
                Ser. 2004-B,
                Class 1A2                     4.073%   12/20/34       1,269,788
    275,000  Centex Home Equity,
                Ser. 2003-B,
                Class M2 (FRN)                4.118%   06/25/33         280,289
    330,743  Chase Funding Loan Acquisition
                Trust,
                Ser. 2003-C1,
                Class IA2                     1.996%   01/25/26         329,795
  1,520,000  Chase Funding Loan Acquisition
                Trust,
                Ser. 2004-AQ1,
                Class A2 (FRN)                2.818%   05/25/34       1,519,476
    250,000  Chase Funding Loan Acqusition
                Trust,
                Ser. 2003-C1,
                Class 2M2 (FRN)               3.868%   10/25/32         253,263
    247,888  Chase Funding Mortgage Loan
                Asset-Backed Certificates,
                Ser. 2000-2,
                Class IA5                     8.321%   05/25/30         255,278
     87,315  CIT Group Home Equity Loan
                Trust,
                Ser. 2003-1,
                Class A2                      2.350%   04/20/27          87,095
    500,000  Countrywide Asset-Backed
                Certificates,
                Ser. 2003-BC3,
                Class M3 (FRN)                3.918%   01/25/33         505,642
    277,551  Countrywide Asset-Backed
                Certificates,
                Ser. 2004-1,
                Class 3A (FRN)                2.698%   04/25/34         277,875
  1,600,000  Countrywide Asset-Backed
                Certificates,
                Ser. 2004-11,
                Class A2 (FRN)                2.798%   03/25/33       1,601,678
  1,500,000  Countrywide Asset-Backed
                Certificates,
                Ser. 2004-14,
                Class A2 (FRN)                2.690%   12/30/34       1,500,000
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE         VALUE +
 $1,000,000  Countrywide Home Equity Loan
                Trust,
                Ser. 2004-U,
                Class 2A (FRN)                2.690%   03/15/34      $1,000,000
    500,000  First Franklin Mortgage Loan
                Asset Backed Certificates,
                Ser. 2003-FF1,
                Class M2 (FRN)                4.168%   07/25/33         508,046
    265,000  First Franklin Mortgage Loan
                Asset-Backed Certificates,
                Ser. 2003-FF5,
                Class M2, (FRN)               3.918%   03/25/34         270,401
  1,163,542  Harborview Mortgage Loan
                Trust,
                Ser. 2004-7,
                Class 2A2                     3.850%   08/19/07       1,157,124
    978,105  Harborview Mortgage Loan
                Trust,
                Ser. 2004-8,
                Class 2A3 (FRN)               2.910%   07/25/43         980,440
    137,568  Impac CMB Trust,
                Ser. 2003-5,
                Class M2 (FRN)                4.168%   08/25/33         140,557
    254,385  Impac CMB Trust,
                Ser. 2003-6,
                Class M (FRN)                 4.118%   07/25/33         258,653
    141,063  Impac CMB Trust,
                Ser. 2003-7,
                Class M (FRN)                 4.068%   08/25/33         143,085
    281,675  Impac CMB Trust,
                Ser. 2004-4,
                Class 1M5 (FRN)               3.718%   09/25/34         281,332
    190,708  Impac CMB Trust,
                Ser. 2004-7,
                Class M5 (FRN)                3.818%   11/25/34         191,309
    691,759  Impac CMB Trust,
                Ser. 2004-9,
                Class M4                      3.468%   02/25/35         692,955
    450,000  Long Beach Mortgage Loan
                Trust,
                Ser. 2002-5,
                Class M2 (FRN)(a)             4.418%   11/25/32         458,747
    400,000  Long Beach Mortgage Loan
                Trust,
                Ser. 2003-4,
                Class M2, (FRN)               4.168%   08/25/33         406,511
  1,338,616  MLCC Mortgage Investors, Inc.,
                Ser. 2004-D,
                Class A2 (FRN)                2.340%   08/25/34       1,336,895
    606,000  Morgan Stanley ABS Capital,
                Inc.,
                Ser. 2004-NC1,
                Class M2 (FRN)                3.968%   12/27/33         614,970
    500,000  New Century Home Equity Loan
                Trust,
                Ser. 2003-2,
                Class M2 (FRN)                4.418%   01/25/33         508,833

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2004

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE         VALUE +
   $300,000  New Century Home Equity Loan
                Trust,
                Ser. 2003-6,
                Class M2 (FRN)                4.018%   01/25/34        $305,906
    350,000  New Century Home Equity Loan
                Trust,
                Ser. 2004-1,
                Class M2 (FRN)                3.768%   05/25/34         350,058
  1,600,000  Option One Mortgage Loan
                Trust,
                Ser. 2004-3,
                Class A3 (FRN)                2.718%   11/25/34       1,598,280
    250,000  Residential Asset Securities
                Corp.,
                Ser. 2003-KS10,
                Class M-II-2 (FRN)            3.768%   12/25/33         253,144
  1,000,000  Residential Asset Securities
                Corp.,
                Ser. 2003-KS7,
                Class AI2                     2.667%   01/25/24         997,562
  1,569,899  Residential Asset Securities
                Corp.,
                Ser. 2004-KS9,
                Class AII4 (FRN)              2.718%   10/25/34       1,568,888
     30,297  Residential Funding Mortgage
                Securities II,
                Ser. 2002-HS2,
                Class A6                      5.380%   03/25/17          30,248
    473,386  Residential Funding Mortgage
                Securities II,
                Ser. 2003-HI3,
                Class AI2                     2.680%   12/25/13         472,309
    250,000  Structured Asset Securities
                Corp.,
                Ser. 2003-S2,
                Class A3                      4.650%   12/25/33         253,370
    250,000  Structured Asset Securities
                Corp.,
                Ser. 2003-S2,
                Class A4                      5.200%   12/25/33         253,526
    106,734  Wachovia Asset Securitization,
                Inc.,
                Ser. 2002-1,
                Class 1A1                     6.250%   10/25/33         107,875
  1,500,000  Washington Mutual,
                Ser. 2005-AR1,
                Class A3 (FRN)                2.840%   02/25/35       1,500,000
                                                                  -------------
             Total Asset-Backed Securities
                (Cost $25,691,275)                                   25,752,995
                                                                  -------------
             US TREASURY SECURITIES -- 16.1%
 13,691,724  US Treasury Inflation-Indexed
                Note++                        1.875%   07/15/13      14,084,292
  5,681,390  US Treasury Inflation-Indexed
                Note                          2.000%   01/15/14       5,880,239
 56,139,460  US Treasury Inflation-Indexed
                Note++                        2.000%   07/15/14      57,920,148
 35,457,000  US Treasury Note+++              4.250%   11/15/14      35,549,791
                                                                  -------------
             Total US Treasury Securities
                (Cost $110,753,742)                                 113,434,470
                                                                  -------------
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE         VALUE +
             US GOVERNMENT AGENCY OBLIGATIONS - AGENCY NOTES -- 0.3%
   $940,649  FHLMC (FRN)                      2.889%   07/01/34        $926,799
  1,000,000  FNMA                             5.000%   09/08/08       1,015,637
                                                                  -------------
             Total US Government Agency
                Obligations - Agency Notes
                (Cost $1,932,531)                                     1,942,436
                                                                  -------------
             US GOVERNMENT AGENCY OBLIGATIONS - MORTGAGE-BACKED -- 0.7%
  1,310,216  FHLMC,
                Ser. T-057,
                Class 1A3                     7.500%   07/25/43       1,402,611
  1,200,882  FHLMC, Series T-045, Class A-3   4.105%   10/27/31       1,202,151
    312,368  FNMA, Ser. 2001-W1, Class AF-5   7.016%   08/25/31         314,266
  1,370,446  FNMA, Ser. 2002-W8, Class A3     7.500%   06/25/42       1,467,627
    435,708  GNMA, Ser. 2001-65, Class PG     6.000%   07/20/28         441,446
                                                                  -------------
             Total US Government Agency
                Obligations - Mortgage-Backed
                (Cost $4,889,828)                                     4,828,101
                                                                  -------------

 NUMBER OF
  SHARES
             COMMINGLED INVESTMENT VEHICLES -- 24.0%
             EXCHANGE TRADED FUNDS -- 1.2%
     35,100  iShares MSCI Emerging Markets Index Fund    7,084,935
     40,000  iShares MSCI South Korea Index Fund         1,170,000
                                                       -----------
                                                         8,254,935
                                                       -----------
             PRIVATE INVESTMENT FUNDS -- 22.8%
             Bessent Global Fund, LP*(b)(c)(d)(e)        8,285,322
             Canyon Value Realization Fund,
                LP*(b)(c)(d)(e)                         23,699,538
             Farallon Capital Institutional Partners,
                LP*(a)(b)(c)(d)                         19,944,369
             Freeman Fair Value Fund I,
                LP*(b)(c)(d)(f)                         41,131,047
             Lone Picea, LP*(a)(b)(c)(d)                 2,662,295
             Lone Redwood, LP(a)(b)(c)(d)               13,813,831
             Maverick Fund USA, Ltd.*(a)(b)(c)(d)       21,932,273
             OZ Domestic Partners, LP*(a)(b)(c)(d)      11,175,459
             Regiment Capital Ltd.*(a)(b)(c)(d)          6,703,928
             Tosca*(a)(b)(c)(d)                         11,854,966
                                                       -----------
                                                       161,203,028
                                                       -----------
             Total Commingled Investment Vehicles
                (Cost $126,045,989)                    169,457,963
                                                       -----------
             PREFERRED STOCKS -- 0.1%
             METALS -- 0.0%
      5,456  Anglo American Platinum Corp., Ltd.*          111,372
                                                       -----------
             ELECTRONICS -- 0.0%
      8,340  Taiwan Semiconductor Manufacturing Co.
                Ltd. (144A) (PREF)*{::}(c)                  66,451
                                                       -----------
             OIL AND GAS -- 0.1%
     17,500  Surgutneftegaz - ADR                          656,250
                                                       -----------
             Total Preferred Stocks
                (Cost $466,951)                            834,073
                                                       -----------
             WARRANTS -- 0.0%
     18,100  Multi-Purpose Holdings Berhad Warrants,
                Expires 2/26/2009*
                (Cost $500)                                  2,238
                                                       -----------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2004

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE         VALUE +

             SHORT-TERM INVESTMENTS -- 13.1%

             REPURCHASE AGREEMENTS -- 9.6%
$63,057,977  Investors Bank & Trust Company Repurchase Agreement
                issued 12/31/04 (proceeds at maturity
                $63,067,173) (Collateralized by a $25,246,608
                GNMA, 4.00%, due 01/20/34, a $10,300,956 FHLMC,
                3.080% - 4.120%, due 11/15/32 - 05/01/33,
                $6,702,000 FHLMC, 2.9025%, due 06/15/34, and a
                $38,730,000 FNMA, 2.8675%, due 10/25/33 with
                market values of $21,000,000, $7,413,061,
                $6,302,096 and
             $31,515,835, respectively)       1.750%   01/03/05     $63,057,977
  4,400,000  Morgan Stanley Repurchase Agreement issued 12/29/04
                (proceeds at maturity $4,401,882)
                (Collateralized by a $6,985,000 FHLMC, 3.57%,
                due 10/01/33 with a market
             value of $4,596,985)             2.200%   01/05/05       4,400,000
                                                                  -------------
             Total Repurchase Agreements
                (Cost $67,457,977)                                   67,457,977
                                                                  -------------

             US TREASURY SECURITIES -- 3.5%#
     50,000  US Treasury Bill++               1.600%   01/13/05          49,973
    500,000  US Treasury Bill++               1.620%   01/13/05         499,730
    500,000  US Treasury Bill++               1.710%   02/17/05         498,884
  1,000,000  US Treasury Bill++               1.730%   02/17/05         997,742
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE         VALUE +
 $2,100,000  US Treasury Bill++               1.833%   03/03/05      $2,092,875
  1,000,000  US Treasury Bill++               1.957%   04/14/05         993,542
    500,000  US Treasury Bill++               2.286%   05/19/05         495,436
 17,750,000  US Treasury Bill++               2.354%   06/02/05      17,569,092
  1,000,000  US Treasury Bill++               2.377%   06/16/05         988,821
    500,000  US Treasury Bill++               2.535%   06/23/05         494,104
                                                                  -------------
             Total US Treasury Securities
                (Cost $24,709,634)                                   24,680,199
                                                                  -------------
             Total Short-Term Investments
                (Cost $92,167,611)                                   92,138,176
                                                                  -------------
             Total Investments -- 107.9%
                (Cost $647,463,730)                                 761,445,122
             Liabilities in Excess of Other
                Assets -- (7.9%)                                    (55,644,832)
                                                                  -------------
             NET ASSETS -- 100.0%                                  $705,800,290
                                                                  =============

             SHORT PORTFOLIO -- (1.8%)

             EXCHANGE TRADED FUNDS -- (1.8%)
     85,100  iShares Dow Jones US Real Estate Index Fund INDEX
                FUND                                                (10,484,320)
     60,000  Energy Select Sector SPDR fund                          (2,179,200)
             Total Short Portfolio
                (Proceeds $12,595,752)                             $(12,663,520)
                                                                  =============

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2004

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS) (UNAUDITED):

Basic Industries                                                      0.5%
Capital Equipment                                                     6.1
Consumer Goods                                                        6.0
Energy                                                                9.0
Finance                                                              14.6
Industrial                                                            0.1
Materials                                                             7.3
Multi-Industry                                                        1.6
Private Investment Funds(d)                                          22.8
Repurchase Agreements                                                 9.6
Services                                                              7.7
US Government Obligations                                            17.1
US Treasury Obligations                                               3.5
Utilities                                                             0.1
Forward Currency Contracts                                            0.0(g)
Futures                                                               0.3
Reverse Repurchase Agreeements                                       (5.0)
Other Liabilities                                                    (1.3)
                                                                   ------
TOTAL                                                               100.0%
                                                                   ======

ADR  American Depositary Receipt
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GDR  Global Depositary Receipt
GNMA Government National Mortgage Association
NVDR Non-Voting Depositary Receipt
PDR  Phillippine Depositary Receipt
REIT Real Estate Investment Trust
  #  Interest rate represents the yield to maturity at the time of purchase.
  *  Non-income producing security.
  + A Sponsored ADR is an American Depositary Receipt that is issued through the cooperation of the company whose stock will be the underlying asset.
 ++ Security or a portion thereof is held as initial margin for financial futures and held as collateral for short sales. See Appendix C of Notes to Financial Statements for further information on financial futures contracts.
+++ Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Appendix F of Notes to Financial Statements.

  +  See Note 2 to the Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2004, the aggregate market value of these securities was $780,451 or 0.11% of net assets. Of these securities the board of directors has deemed securities valued at $66,451 or less than 0.1% of net assets to be liquid.
(a)  Illiquid security.
(b)  Restricted security. See Appendix E of Notes to Financial Statements.
(c) Security is valued in good faith under procedures established by the board of directors.
(d) Portfolio information is available with the exception of Farallon Capital Institutional Partners, LP. The information that is available, if included in the industry concentration presented above, would affect the percentage of Finance by more than 2.8%. All other industries would not affect the percentages by more than 1% (on an absolute basis).
(e) The valuation committee has determined these partnership interests to be liquid based on liquidity letters issued by the funds' advisor and duly ratified by the TIP board of directors. In the case of Bessent Global Fund, LP, the liquidity letter states that the funds' interest may be redeemed upon seven days' notice and payment of a 5% redemption fee. The fund's advisor, TAS, has agreed to reimburse the fund for any redemption fees incurred pursuant to the terms of the liquidity letter.
(f) The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days' notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the partnership at 99.75% of its stated market value to take into account this potential redemption fee.
(g)  Rounds to less than 0.1%.

    See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND                             DECEMBER 31, 2004

POLICY CONSIDERATIONS: The fund is designed as a diversified vehicle for that portion of a member's assets committed to non-US stocks. Its benchmark comprises most non-US markets, permitting members to delegate responsibility for determining how monies earmarked for foreign bourses should be divided between developed and emerging markets. The fund's emerging markets exposure normally approximates its benchmark weight, but the fund's exposure to such markets can be modestly different from the benchmark's at any point in time. The fund does not hedge routinely the currency risk inherent in non-dollar-denominated securities for two reasons: the costs of hedging short-term currency fluctuations tend to be high, and currency markets tend to be self-correcting over time horizons appropriate to global equity investing.

PERFORMANCE EVALUATION: IEF has outperformed the index that has served as its benchmark throughout its life (the MSCI All Country World ex US Index). It has also outperformed the Index in eight of the 10 full calendar years since the fund's inception. To be sure, the fund has underperformed the index in 39% of the calendar quarters it has been operational, a fact that some fund vendors would not highlight but that we do in order to remind TIFF members that active stock management requires perseverance. This is especially true of investors seeking to profit from inefficiencies in the pricing of emerging market (EM) stocks -- a volatile subset of IEF's selection universe that its managers have exploited astutely over the years. Indeed, a modest overweighting in EMs accounted for a material fraction of the fund's performance edge during the ugliest phase of the most recent bear market in developed market foreign stocks (2Q 2000 to 3Q 2002) and a discernible fraction of the fund's 1.6% excess return in 2004.

                                                                  TOTAL RETURNS*
                                                              -----------------------
                                                                  TIFF
                                                              International  MSCI ACW
                                                              Equity Fund**   ex US
                                                              -----------------------
                    Calendar Year 2004                             22.51%     20.91%
                    3-Year Annualized                              15.39%     13.13%
                    5-Year Annualized                               2.29%     (0.28%)
                    10-Year Annualized                              7.37%      5.68%
                    Annualized Since Inception                      7.06%      5.47%
                    Cumulative since Inception                    105.96%     75.84%

                        GROWTH OF A $100,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                            MSCI ALL COUNTRY WORLD
            TIFF International Equity Fund             ex US Index
5/31/94                           $100,000                $100,000
6/30/94                           $100,600                $100,688
7/31/94                           $102,600                $102,545
8/31/94                           $106,600                $106,056
9/30/94                           $104,700                $103,833
10/31/94                          $107,500                $106,292
11/30/94                          $100,800                $101,232
12/31/94                          $101,081                $101,111
1/31/95                            $95,713                 $96,227
2/28/95                            $95,510                 $95,698
3/31/95                            $98,650                $101,028
4/30/95                           $102,701                $104,625
5/31/95                           $104,828                $104,060
6/30/95                           $103,816                $102,613
7/31/95                           $108,887                $108,206
8/31/95                           $107,253                $104,354
9/30/95                           $108,172                $106,284
10/31/95                          $105,823                $103,457
11/30/95                          $107,049                $105,619
12/31/95                          $111,032                $109,728
1/31/96                           $114,213                $110,957
2/29/96                           $115,547                $110,979
3/31/96                           $117,497                $113,132
4/30/96                           $121,704                $117,160
5/31/96                           $122,320                $115,203
6/30/96                           $123,243                $115,883
7/31/96                           $119,550                $111,908
8/31/96                           $121,201                $112,546
9/30/96                           $122,853                $115,314
10/31/96                          $122,647                $114,127
11/30/96                          $127,934                $118,452
12/31/96                          $128,730                $117,031
1/31/97                           $129,046                $114,971
2/28/97                           $131,158                $117,132
3/31/97                           $130,736                $116,933
4/30/97                           $130,102                $117,997
5/31/97                           $136,967                $125,124
6/30/97                           $142,352                $132,106
7/31/97                           $145,203                $134,814
8/31/97                           $138,941                $124,501
9/30/97                           $144,991                $130,788
10/31/97                          $133,740                $119,292
11/30/97                          $130,590                $117,765
12/31/97                          $129,873                $119,025
1/31/98                           $130,976                $122,584
2/28/98                           $138,479                $130,761
3/31/98                           $144,879                $135,285
4/30/98                           $147,638                $136,259
5/31/98                           $147,417                $133,793
6/30/98                           $142,231                $133,290
7/31/98                           $140,658                $134,557
8/31/98                           $119,927                $115,584
9/30/98                           $115,469                $113,145
10/31/98                          $123,605                $125,003
11/30/98                          $130,776                $131,716
12/31/98                          $133,802                $136,253
1/31/99                           $132,964                $136,107
2/28/99                           $132,844                $133,060
3/31/99                           $137,995                $139,484
4/30/99                           $148,776                $146,461
5/31/99                           $144,463                $139,582
6/30/99                           $152,729                $145,996
7/31/99                           $157,114                $149,419
8/31/99                           $158,082                $149,938
9/30/99                           $156,475                $150,951
10/31/99                          $160,359                $156,573
11/30/99                          $167,521                $162,834
12/31/99                          $183,854                $178,363
1/31/2000                         $174,377                $168,685
2/29/2000                         $176,002                $173,242
3/31/2000                         $179,251                $179,761
4/30/2000                         $170,180                $169,728
5/31/2000                         $165,712                $165,387
6/30/2000                         $176,543                $172,429
7/31/2000                         $170,620                $165,621
8/31/2000                         $172,800                $167,670
9/30/2000                         $164,487                $158,369
10/31/2000                        $160,808                $153,336
11/30/2000                        $157,537                $146,458
12/31/2000                        $162,421                $151,459
1/31/2001                         $164,298                $153,864
2/28/2001                         $156,791                $141,748
3/31/2001                         $143,941                $131,547
4/30/2001                         $153,326                $140,343
5/31/2001                         $150,438                $136,193
6/30/2001                         $146,396                $130,923
7/31/2001                         $142,403                $127,995
8/31/2001                         $139,639                $124,787
9/30/2001                         $122,911                $111,521
10/31/2001                        $126,348                $114,648
11/30/2001                        $131,361                $119,882
12/31/2001                        $134,014                $121,422
1/31/2002                         $129,739                $116,211
2/28/2002                         $131,803                $117,038
3/31/2002                         $139,322                $123,826
4/30/2002                         $141,386                $124,074
5/31/2002                         $145,514                $125,327
6/30/2002                         $139,617                $119,869
7/31/2002                         $125,475                $108,174
8/31/2002                         $125,179                $108,155
9/30/2002                         $112,127                 $96,667
10/31/2002                        $116,873                $101,845
11/30/2002                        $121,767                $106,730
12/31/2002                        $118,949                $103,272
1/31/2003                         $114,648                 $99,637
2/28/2003                         $111,979                 $97,599
3/31/2003                         $110,347                 $95,637
4/30/2003                         $119,394                $104,757
5/31/2003                         $126,810                $111,340
6/30/2003                         $131,260                $114,360
7/31/2003                         $135,943                $117,387
8/31/2003                         $140,285                $120,863
9/30/2003                         $144,119                $124,223
10/31/2003                        $153,286                $132,266
11/30/2003                        $156,442                $135,130
12/31/2003                        $168,115                $145,438
1/31/2004                         $171,127                $147,753
2/29/2004                         $175,345                $151,482
3/31/2004                         $176,550                $152,355
4/30/2004                         $171,127                $147,507
5/31/2004                         $171,278                $147,712
6/30/2004                         $175,948                $150,988
7/31/2004                         $171,710                $146,558
8/31/2004                         $172,621                $147,694
9/30/2004                         $178,278                $152,420
10/31/2004                        $185,029                $157,711
11/30/2004                        $197,916                $168,615
12/31/2004                        $205,961                $175,840

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that a member's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 434-817-8200 or visiting www.tiff.org. The MSCI All Country World ex US Index is a capitalization-weighted index of non-publicly traded common stocks. Performance data reflects an expense waiver currently in effect. Without the expense waiver, total returns would have been lower for the period. FOREIGN SECURITIES MAY INVOLVE GREATER VOLATILITY AS WELL AS POLITICAL, ECONOMIC, AND CURRENCY RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY. SMALL CAP STOCKS MAY INVOLVE ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY.
----------

* Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
**   Commencement of operations was May 31, 1994.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2004

 NUMBER
OF SHARES                                              VALUE +

           COMMON STOCKS -- 78.7%

           AUSTRALIA -- 4.5%
  94,000   Alumina Ltd.                                  $437,698
 202,814   Amcor Ltd.                                   1,168,546
  35,734   Australia and New Zealand Banking Group
              Ltd.                                        576,765
  48,000   Caltex Australian Ltd.                         408,631
 118,768   Coles Myer Ltd.                                917,988
 355,684   Foster's Group Ltd.                          1,614,372
  72,898   National Australia Bank Ltd.                 1,646,911
 148,000   Santos Ltd.                                    983,826
 234,419   Telstra Corp. Ltd.                             902,267
   2,531   Wesfarmers Ltd.                                 78,965
  24,772   WMC Resources Ltd.                             140,204
                                                     ------------
                                                        8,876,173
                                                     ------------

           BELGIUM -- 1.0%
   1,737   Electrabel SA                                  774,414
  43,579   Fortis*                                      1,206,612
                                                     ------------
                                                        1,981,026
                                                     ------------

           BERMUDA -- 0.5%
 124,812   Jardine Strategic Holdings, Ltd.             1,042,180
                                                     ------------

           BRAZIL -- 0.6%
9,560,000  Cia de Saneamento Basico do Estado de
              Sao Paulo                                   566,725
  42,750   Votorantim Celulose Papel SA - ADR             692,550
                                                     ------------
                                                        1,259,275
                                                     ------------
           CANADA -- 1.5%
  30,000   Abitibi-Consolidated, Inc. - Toronto
              Stock Exchange                              206,819
   3,800   ACE Aviation Holdings, Inc., Class A*          112,749
   6,710   Agrium, Inc.                                   113,406
   7,500   Alcan, Inc.                                    368,067
   7,800   BCE, Inc.                                      188,270
 158,600   Bombardier, Inc., Class B                      315,042
   3,800   Fairmont Hotels & Resorts, Inc.                131,715
  10,072   Imperial Oil Ltd. (foreign market)             598,108
   7,800   Inco Ltd.*                                     286,442
  45,020   Nortel Networks Corp.*                         156,310
  20,800   Rogers Communications, Inc., Class B           545,801
                                                     ------------
                                                        3,022,729
                                                     ------------

           CHILE -- 0.3%
  15,500   Banco Santander Chile SA - ADR                 524,830
                                                     ------------

           CHINA -- 0.2%
 962,000   Beijing Capital International Airport
              Co., Ltd., Class H                          408,429
                                                     ------------
           CROATIA -- 0.3%
  42,490   Pliva DD - GDR                                 549,098
                                                     ------------

           CZECH REPUBLIC -- 0.1%
     264   Philip Morris CR A/S                           198,334
                                                     ------------

           DENMARK -- 0.4%
   5,200   Coloplast A/S, Class B                         285,534
  14,066   Vestas Wind Systems A/S*                       174,779
   6,500   William Demant Holding A/S*                    305,251
                                                     ------------
                                                          765,564
                                                     ------------
 NUMBER
OF SHARES                                              VALUE +

           FINLAND -- 1.2%
  25,700   Metso Oyj                                     $407,316
  43,815   M-real Oyj, Class B                            279,911
  38,200   Sampo Oyj, Class A                             527,541
  12,220   Tietoenator Oyj                                388,675
  31,968   UPM-Kymmeme Oyj                                710,883
                                                     ------------
                                                        2,314,326
                                                     ------------
           FRANCE -- 4.4%
  31,300   Alcatel SA*                                    487,135
   4,400   Atos Origin SA*                                298,856
  14,200   AXA SA                                         350,899
   7,908   BNP Paribas                                    572,919
   7,646   Carrefour SA                                   364,165
  31,883   Compagnie de Saint-Gobain                    1,920,694
   4,800   Groupe Danone                                  443,333
   5,176   Sanofi-Aventis                                 413,686
 201,820   Scor SA*                                       381,310
  12,626   Societe Generale, Class A                    1,277,703
   7,500   Thales SA                                      360,065
   7,712   Total SA                                     1,684,544
                                                     ------------
                                                        8,555,309
                                                     ------------
           GERMANY -- 3.1%
   8,500   BASF AG                                        612,342
  32,302   Bayer AG                                     1,095,028
  36,583   Bayerische Hypo-und Vereinsbank AG*            830,415
   8,900   Bayerische Motoren Werke AG                    401,631
  11,000   Deutsche Post AG                               252,685
   6,100   E. ON AG                                       556,023
   1,400   Fresenius Medical Care AG                      112,674
  15,780   Fresenius Medical Care AG - ADR                422,904
  33,427   RWE AG                                       1,849,231
                                                     ------------
                                                        6,132,933
                                                     ------------
           HONG KONG -- 4.1%
  28,000   Asia Satellite Telecom Holdings Ltd.            53,315
 562,000   First Pacific Co. Ltd.*                        150,032
 108,000   Henderson Land Development Co. Ltd.            561,349
  59,000   Hong Kong Aircraft Engineering Co. Ltd.        318,049
 187,500   Hong Kong Electric Holdings Ltd.               856,363
 110,000   Hong Kong Exchanges & Clearing Ltd.            294,364
 215,000   Hong Kong Shanghai Hotels Ltd.                 192,243
 203,178   Hysan Development Co. Ltd.                     427,388
 491,000   i-Cable Communications Ltd.                    183,192
 139,020   Jardine Matheson Holdings Ltd.               2,210,418
 118,881   Mandarin Oriental International Ltd.*           92,727
 710,640   New World Development Ltd.                     795,421
 300,000   Next Media Ltd.*                               149,562
 202,478   SmarTone Telecommunications Holdings
              Ltd.                                        226,634
  89,000   Television Broadcasts Ltd.                     413,357
 219,571   Wharf Holdings Ltd.                            768,373
 155,000   Wheelock & Co. Ltd.                            255,252
                                                     ------------
                                                        7,948,039
                                                     ------------
           INDIA -- 0.0%
  24,216   Lippo Bank TBK PT*                               1,826
                                                     ------------
           INDONESIA -- 0.6%
 292,307   PT Astra International TBK                     303,880
5,467,922  PT Bank Pan Indonesia TBK                      247,404
 343,000   PT Citra Marga Nusaphala Persada TBK*           30,485
 114,000   PT Gudang Garam TBK                            166,410
1,420,000  PT Matahari Putra Prima TBK                     87,961
 415,000   PT Mulia Industrindo TBK*                       12,742
 121,000   PT Semen Gresik TBK                            241,153
                                                     ------------
                                                        1,090,035
                                                     ------------

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2004

 NUMBER
OF SHARES                                              VALUE +
           IRELAND -- 0.5%
 103,000   Eircom Group plc                              $243,605
  72,300   Fyffes plc                                     189,668
 151,340   Independent News & Media plc                   473,130
                                                     ------------
                                                          906,403
                                                     ------------
           ITALY -- 2.2%
 418,770   Banca Intesa SpA                             2,015,014
   5,800   FASTWEB*                                       334,109
  43,100   Fiat SpA*                                      345,644
  28,400   Luxottica Group SpA - ADR                      579,076
   6,600   Natuzzi SpA - Sponsored - ADR+                  71,610
  40,900   Saipem SpA                                     492,001
  78,200   Unicredito Italiano SpA                        449,621
                                                     ------------
                                                        4,287,075
                                                     ------------
           JAPAN -- 14.3%
  11,800   Aisin Seiki Co. Ltd.                           298,829
   1,400   Alfresa Holdings Corp.                          51,371
  32,000   Bank of Fukuoka, Ltd. (The)                    210,793
  25,900   Canon, Inc.                                  1,397,746
  58,000   Chiba Bank Ltd. (The)                          387,723
  25,000   Dai Nippon Printing Co. Ltd.                   401,093
  27,000   Dai-Dan Co. Ltd.                               173,905
  15,000   Daifuku Co. Ltd.                                97,053
     110   East Japan Railway Co.                         611,886
  18,500   Eisai Co. Ltd.                                 608,422
     800   Ezaki Glico Co. Ltd.                             5,871
  18,000   FamilyMart Co. Ltd.                            524,349
  14,000   Fuji Photo Film Co. Ltd.                       510,979
   8,500   Fujitsu Frontech Ltd.                           69,596
 222,000   Hitachi Ltd.                                 1,538,206
  10,000   Inabata & Co. Ltd.                              88,416
  10,000   Ito-Yokado Co. Ltd.                            419,635
      67   Japan Tobacco, Inc.                            765,004
  12,000   JS Group Corp.                                 217,937
  12,000   Kao Corp.                                      306,822
 126,000   Kawasaki Heavy Industries, Ltd.                206,578
     208   KDDI Corp.                                   1,120,484
  18,000   Kinden Corp.                                   134,556
  64,000   Kirin Brewery Co. Ltd.                         630,194
  18,000   Koito Manufacturing Co. Ltd.                   162,135
   1,000   Lintec Corp.                                    15,156
  86,000   Matsushita Electric Industries Co.           1,364,653
  35,772   Matsushita Electric Works Ltd.                 311,744
      42   Millea Holdings, Inc.                          623,012
  24,000   Mitsubishi Corp.                               310,101
  50,000   Mitsubishi Gas Chemical Co., Inc.              235,679
  29,000   NGK Insulators Ltd.                            277,349
   2,200   Nintendo Co. Ltd.                              276,315
  14,000   Nippon Meat Packers, Inc.                      189,773
  39,000   Nippon Mining Holdings, Inc.                   183,449
 103,000   Nippon Oil Corp.                               660,398
  58,000   Nippon Suisan Kaisha Ltd.                      194,145
     110   Nippon Telegraph and Telephone Corp.           493,803
  35,000   Nisshinbo Industries, Inc.                     261,979
  32,000   Noritake Co. Ltd.                              139,592
     124   NTT DoCoMo, Inc.                               228,711
   2,900   Ono Pharmaceutical Co. Ltd.                    162,731
  20,000   Onward Kashiyama Co. Ltd.                      291,012
   8,000   Ryosan Co. Ltd.                                184,639
   6,400   Sankyo Co. Ltd.                                323,529
   9,000   Sankyo Seiko Co. Ltd.                           40,314
   6,500   SECOM Co. Ltd.                                 260,076
  12,000   Shiseido Co. Ltd.                              173,787
  28,000   Sompo Japan Insurance, Inc.                    285,274
 NUMBER
OF SHARES                                              VALUE +
  40,000   Sumitomo Electric Industries Ltd.             $435,249
  38,000   Sumitomo Forestry Co. Ltd.                     381,595
  44,000   Sumitomo Metal Mining Co. Ltd.                 314,316
      98   Sumitomo Mitsui Financial Group, Inc.          712,501
  70,000   Sumitomo Trust & Banking Co. Ltd.              506,197
  10,000   Sumitomo Wiring Systems Ltd.                   210,793
  74,000   Taiyo Nippon Sanso Corp.                       434,020
  42,800   Takeda Pharmaceutical Co. Ltd.               2,155,245
  21,000   Tanabe Seiyaku Co. Ltd.                        216,415
  18,000   Tokyo Broadcasting System, Inc.                293,530
   8,100   Tokyo Electric Power Co., Inc.                 198,805
 140,000   Tokyo Gas Co. Ltd.                             573,826
   8,900   Tokyo Ohka Kogyo Co. Ltd.                      178,052
   6,000   Toppan Forms Co. Ltd.                           73,192
   4,000   Toyo Seikan Kaisha Ltd.                         73,778
  33,400   Toyota Motor Corp.                           1,359,208
     129   West Japan Railway Co.                         521,187
  14,000   Yamaha Motor Co. Ltd.                          210,130
  16,000   Yamatake Corp.                                 180,970
  59,000   Yokohama Bank Ltd.                             371,953
                                                     ------------
                                                       27,827,766
                                                     ------------
           LUXEMBOURG -- 0.4%
  31,440   Arcelor SA                                     725,210
                                                     ------------
           MALAYSIA -- 1.2%
  19,000   British American Tobacco Berhad                228,750
  45,000   Carlsberg Brewery Malaysia Berhad              125,526
 151,000   CIMB Berhad                                    212,592
 107,000   Commerce Asset-Holding Berhad                  132,342
 112,000   Kumpulan Guthrie Berhad                         69,263
  63,000   Malaysian Airlines System Berhad                73,279
 172,400   Malaysian International Shipping Corp.
              Berhad (foreign shares)                     694,137
 204,000   Multi-Purpose Holdings Berhad*                  61,200
 169,000   Resorts World Berhad                           444,737
  82,000   Telekom Malaysia Berhad                        250,316
                                                     ------------
                                                        2,292,142
                                                     ------------
           MEXICO -- 0.3%
     800   America Movil SA de CV                          41,880
 305,340   Grupo Continental SA                           586,191
     800   Telefonos de Mexico SA de CV, Class L -
              ADR                                          30,656
                                                     ------------
                                                          658,727
                                                     ------------
           NETHERLANDS -- 3.9%
  16,750   Heineken NV                                    558,485
  54,018   ING Groep NV                                 1,634,417
  45,250   Koninklijke (Royal) KPN NV                     429,927
  20,682   Koninklijke (Royal) Philips Electronics
              NV - Amsterdam Exchange                     548,465
   5,542   Koninklijke Boskalis Westminster NV            187,571
  78,235   Reed Elsevier NV                             1,066,599
  44,564   Royal Dutch Petroleum Co. - Amsterdam
              Exchange                                  2,565,293
   9,842   Royal Nedlloyd NV                              446,415
  10,504   Wolters Kluwer NV                              210,880
                                                     ------------
                                                        7,648,052
                                                     ------------
           NEW ZEALAND -- 1.1%
  43,500   Carter Holt Harvey Ltd.                         65,040
 404,770   Telecom Corporation of New Zealand Ltd.      1,798,047
 142,209   Wrightson Ltd.                                 205,435
                                                     ------------
                                                        2,068,522
                                                     ------------

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2004

 NUMBER
OF SHARES                                              VALUE +
           NORWAY -- 0.3%
  34,000   DNB NOR ASA                                   $335,416
  10,600   Schibsted ASA                                  301,024
                                                     ------------
                                                          636,440
                                                     ------------
           PANAMA -- 0.3%
  26,900   Banco Latinoamericano de Exportaciones
              SA                                          536,386
                                                     ------------
           PHILIPPINES (THE) -- 0.8%
 352,000   ABS-CBN Broadcasting Corp. - PDR               116,027
6,122,000  Ayala Corp.                                    719,914
 245,000   Banco de Oro Universal Bank*                   115,679
  31,250   Globe Telecom, Inc.                            531,737
 252,000   Jollibee Foods Corp.                           127,964
                                                     ------------
                                                        1,611,321
                                                     ------------
           POLAND -- 0.2%
   7,574   Bank Pekao SA*                                 348,939
                                                     ------------
           RUSSIA -- 0.2%
   3,200   Lukoil Oil Co. - ADR                           388,480
                                                     ------------
           SINGAPORE -- 0.9%
 436,000   BIL International Ltd.                         261,750
  30,000   Great Eastern Holdings Ltd.                    238,912
  33,000   Overseas Union Enterprise Ltd.                 157,682
  79,000   Overseas-Chinese Banking Corp. Ltd.            653,333
 357,000   SembCorp Marine Ltd.                           297,427
 240,000   United Industrial Corp.                        134,526
                                                     ------------
                                                        1,743,630
                                                     ------------
           SOUTH AFRICA -- 2.7%
   5,300   Anglo American Platinum Corp. Ltd.             194,737
  85,200   Aveng Ltd.                                     181,478
 159,000   FirstRand Ltd.                                 376,774
  11,786   Gold Fields Ltd.                               145,396
  36,636   JD Group Ltd.                                  440,900
 175,804   Nampak Ltd.                                    488,366
  30,671   Nedcor Ltd.                                    423,555
   9,100   Pretoria Portland Cement Co. Ltd.              460,351
 165,000   RMB Holdings Ltd.                              637,302
  49,736   Sasol Ltd.                                   1,068,215
  52,945   Sun International Ltd.                         535,676
  58,900   Venfin Ltd.                                    262,417
                                                     ------------
                                                        5,215,167
                                                     ------------
           SOUTH KOREA -- 0.6%
     950   Hyundai Motor Co. Ltd.                          50,932
   1,200   Kookmin Bank*                                   46,947
     950   Korea Electric Power Corp.*                     24,640
  33,873   KT&G Corp. (144A){::}                          497,933
     200   POSCO                                           36,128
  10,537   Posco - ADR                                    469,213
     170   Samsung Electronics Co. Ltd.                    73,981
                                                     ------------
                                                        1,199,774
                                                     ------------
           SPAIN -- 4.3%
   7,400   Acciona SA                                     654,805
  40,000   Acerinox SA                                    642,110
   9,500   Banco Popular Espanol SA                       626,274
 150,630   Banco Santander Central Hispanoamer SA       1,869,311
  57,994   Iberdrola SA                                 1,474,090
  22,873   NH Hoteles SA                                  303,440
   3,000   Prosegur Cia de Seguridad SA                    59,046
   9,000   Sogecable SA*                                  399,538
 NUMBER
OF SHARES                                              VALUE +
 123,609   Telefonica SA                               $2,328,695
   9,950   Viscofan SA                                    100,758
                                                     ------------
                                                        8,458,067
                                                     ------------
           SWEDEN -- 1.3%
  28,400   Assa Abloy AB                                  485,057
   7,500   Hoganas AB, Class B                            201,455
   9,500   Svenska Cellulosa AB                           405,280
  28,400   Svenska Handelsbanken AB, Class A              739,339
 202,120   Telefonaktiebolaget LM Ericsson, Class
              B*                                          644,799
                                                     ------------
                                                        2,475,930
                                                     ------------
           SWITZERLAND -- 1.1%
   6,700   Adecco SA                                      337,327
  18,300   Compagnie Financiere Richemont AG              609,142
     300   Geberit AG                                     219,506
   4,000   Logitech International SA*                     244,482
  13,180   Novartis AG                                    664,158
     510   Publigroupe SA                                 156,306
                                                     ------------
                                                        2,230,921
                                                     ------------
           TAIWAN -- 0.6%
  80,000   Asustek Computer, Inc.                         213,320
 126,225   Asustek Computer, Inc. - GDR                   330,710
  27,700   Chunghwa Telecom Co., Ltd. - Sponsored
              ADR+                                        583,085
                                                     ------------
                                                        1,127,115
                                                     ------------
           THAILAND -- 1.7%
 423,600   Advanced Information Service Public Co.
              Ltd.                                      1,166,672
 132,000   GMM Grammy Public Co. Ltd.                      58,440
 194,000   Kasikornbank Public Co. Ltd.*                  279,640
  33,000   Matichon Public Co. Ltd.                        59,459
  89,000   MBK Public Co. Ltd.                            109,961
 250,000   National Finance Public Co. Ltd.                87,516
 240,000   Post Publishing Public Co. Ltd.                 32,124
  74,000   Siam Cement Public Co. Ltd.                    525,714
 114,800   Siam Cement Public Co. Ltd. - NVDR             721,009
  39,000   Siam Commercial Bank Public Co. Ltd.            49,189
 521,200   Thai Union Frozen Products Public Co.
              Ltd. - NVDR                                 332,709
                                                     ------------
                                                        3,422,433
                                                     ------------
           UNITED KINGDOM -- 17.0%
  70,100   Amvescap plc                                   431,681
  13,731   Anglo American plc - ADR                       326,660
  67,482   Arriva plc                                     699,617
  58,400   Associated British Ports Holdings plc          532,580
  50,677   Aviva plc                                      611,011
  41,500   BAA plc                                        465,307
 155,100   BAE Systems plc                                686,375
  71,400   Barclays plc                                   803,294
 203,984   BG Group plc                                 1,386,366
  42,773   BOC Group plc                                  815,861
 153,892   Boots Group plc                              1,936,722
 174,500   BP plc                                       1,701,915
 170,735   Brambles Industries plc                        853,084
  60,000   BT Group plc                                   233,844
  17,700   Bunzl plc                                      147,653
 217,000   Cable & Wireless Communications plc            496,817
  57,350   Capita Group plc                               402,714
   8,856   Carnival plc                                   540,344
  92,690   Compass Group plc                              438,216
  45,400   Devro plc                                      108,954
  48,804   Diageo plc                                     696,182
  22,600   EMI Group plc                                  114,983

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2004

 NUMBER
OF SHARES                                              VALUE +
 138,400   Enodis plc*                                   $293,614
  21,500   Enterprise Inns plc                            328,159
 139,199   GKN plc                                        632,042
  83,916   GlaxoSmithKline plc                          1,968,768
  79,750   Hanson plc                                     684,794
  89,855   HBOS plc                                     1,462,907
  54,600   Hilton Group plc                               298,232
  85,500   ICAP plc                                       446,082
  40,536   Intercontinental Hotels Group plc              504,505
  36,000   Intertek Testing Services plc                  487,271
 897,000   Invensys plc*                                  266,933
 147,490   ITV plc                                        298,032
 136,000   Kidde plc                                      434,742
 163,238   Lloyds TSB Group plc                         1,482,385
  66,521   Mitchells & Butlers plc                        434,226
  83,000   MyTravel Group plc*                              9,561
 265,000   Pilkington plc                                 559,651
  22,702   Provident Financial plc                        292,895
  18,460   Reckitt Benckiser plc                          557,847
  60,000   Reed Elsevier plc                              553,507
  63,804   Rio Tinto plc                                1,877,884
 118,000   Sage Group plc (The)                           458,194
 102,000   Shell Transport & Trading Co. plc              869,484
  23,250   Smiths Group plc                               366,922
 189,715   Stagecoach Group plc                           407,833
  73,000   Sygen International Group plc                   60,966
  86,000   TBI plc                                        152,728
 109,700   Tesco plc                                      677,647
   3,800   Travis Perkins plc                             126,433
  85,795   Unilever plc                                   842,532
 193,000   Vodafone Group plc                             523,389
  31,600   WPP Group plc                                  347,632
                                                     ------------
                                                       33,137,977
                                                     ------------
           Total Common Stocks
              (Cost $107,442,861)                     153,616,583
                                                     ------------
           COMMINGLED INVESTMENT VEHICLES -- 9.5%
           EXCHANGE TRADED FUNDS -- 1.6%
  10,000   iShares MSCI Emerging Markets Index Fund     2,018,500
  40,000   iShares MSCI South Korea Index Fund          1,170,000
                                                     ------------
                                                        3,188,500
                                                     ------------
           PRIVATE INVESTMENT FUNDS -- 7.9%
           Bessent Global Fund, LP*(a)(b)(c)(d)         4,740,628
           Lansdowne UK Equity Fund
              Limited*(a)(b)(c)(d)                      5,582,302
           Tosca*(a)(b)(c)(d)                           5,063,012
                                                     ------------
                                                       15,385,942
                                                     ------------
           Total Commingled Investment Vehicles
              (Cost $15,418,848)                       18,574,442
                                                     ------------
           PREFERRED STOCKS -- 0.3%
           BRAZIL -- 0.3%
 632,000   Caemi Mineracao e Metalurgica SA*              542,530
                                                     ------------
           TAIWAN -- 0.0%
   5,805   Taiwan Semiconductor Manufacturing Co.
              Ltd. (144A) (PREF)*{::}(c)                   46,253
                                                     ------------
           Total Preferred Stocks
              (Cost $427,458)                             588,783
                                                     ------------
 NUMBER
OF SHARES                                              VALUE +
           RIGHTS -- 0.0%
           INDONESIA -- 0.0%
1,800,000  PT Bank Universal Certificate of
              Entitlement*(c)                                  $0
                                                     ------------
           UNITED KINGDOM -- 0.0%
  37,500   TI Automotive Ltd. Certificate of
              Entitlement*(c)                                   1
                                                     ------------
           Total Rights
              (Cost $0)                                         1
                                                     ------------
           WARRANTS -- 0.0%
           MALAYSIA -- 0.0%
  20,400   Multi-Purpose Holdings Berhad Warrants,
              Expires 2/26/2009*
              (Cost $564)                                   2,523
                                                     ------------

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE
             SHORT-TERM INVESTMENTS -- 17.2%
             REPURCHASE AGREEMENT -- 11.8%
$22,970,444  Investors Bank & Trust Repurchase Agreement issued
                12/31/04 (proceeds at maturity $22,973,794)
                (Collateralized by a $12,623,304 GNMA, 4.00%,
                due 01/20/34, a $11,170,000 FHLMC, 2.9025%, due
                06/15/34, and a $4,345,933 Country Wide Home
                Loan, 3.745%, due 06/01/33 with market values of
                $10,500,000, $10,502,096 and $3,118,966,
                respectively)
                (Cost $22,970,444)            1.750%   01/03/05     22,970,444
                                                                  ------------
             US TREASURY SECURITIES -- 5.4%#
  2,100,000  US Treasury Bill++               2.256%   05/12/05      2,081,940
  3,500,000  US Treasury Bill                 2.354%   06/02/05      3,464,328
  5,000,000  US Treasury Bill                 2.531%   06/30/05      4,938,725
                                                                  ------------
             Total US Treasury Securities
                (Cost $10,485,741)                                  10,484,993
                                                                  ------------
             Total Short-Term Investments
                (Cost $33,456,185)                                  33,455,437
                                                                  ------------
             Total Investments -- 105.7%
                (Cost $156,745,916)                                206,237,769
             Liabilities in Excess of Other
                Assets -- (5.7%)                                   (11,030,287)
                                                                  ------------
             NET ASSETS -- 100.0%                                 $195,207,482
                                                                  ============
             SHORT PORTFOLIOS -- (4.1)%
             EXCHANGE TRADED FUNDS -- (4.1)%
     50,000  iShares MSCI EAFE Index Fund                          $(8,012,500)
                                                                  ------------
                                                                  ------------
             Total Short Portfolio
                (Proceeds $7,989,638)                              $(8,012,500)
                                                                  ------------

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2004

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS)(UNAUDITED):
Basic Industries                                                     0.6%
Capital Equipment                                                   11.4
Consumer Goods                                                      15.0
Energy                                                               8.9
Finance                                                             13.3
Industrial                                                           0.5
Materials                                                           10.3
Multi-Industry                                                       3.2
Private Investment Funds(d)                                          7.9
Repurchased Agreements                                              11.8
Services                                                            13.0
US Treasury Obligations                                              5.4
Utilities                                                            0.3
Forward Currency Contracts                                          (0.0)(e)
Futures                                                              0.6
Other Liabilities                                                   (2.2)
                                                                   -----
TOTAL                                                              100.0%
                                                                   =====

ADR  American Depositary Receipt
FHLMC Federal Home Loan Mortgage Corporation
GDR  Global Depositary Receipt
GNMA Government National Mortgage Association
NVDR Non-Voting Depositary Receipt
PDR  Phillippine Depositary Receipt
  #  Interest rate represents the yield to maturity at the time of purchase.
  *  Non-income producing security.
  + A Sponsored ADR is an American Depositary Receipt that is issued through the cooperation of the company whose stock will be the underlying asset.
 ++ Security or a portion thereof is held as initial margin for financial futures and held as collateral for short sales. See Appendix C of Notes to Financial Statements for further information on financial futures contracts.
  +  See Note 2 to the Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2004, the aggregate market value of these securities was $544,186 or 0.28% of net assets. The board of directors has deemed these securities to be liquid.
(a)  Illiquid security.
(b)  Restricted security. See Appendix E of Notes to Financial Statements.
(c) Security is valued in good faith under procedures established by the board of directors.
(d) Portfolio information is available for all private investment funds, if included in the industry concentration presented above, would not affect the percentages by more than 1% (on an absolute basis).
(e)  Rounds to less than (0.1)%.

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND                                        DECEMBER 31, 2004

POLICY CONSIDERATIONS: The fund employs multiple managers that, collectively, provide exposure to all major sectors of the US stock market, including many small and mid-cap stocks not represented in the capitalization-weighted S&P 500 Index. By careful design, the fund seeks to outperform not the S&P 500 but rather a broader index (the Dow Jones Wilshire 5000 Composite Index) that comprises all US stocks for which price quotations are readily available.

PERFORMANCE EVALUATION: USEF generated satisfactory returns during 2004, outperforming its benchmark (the Dow Jones Wilshire 5000 Composite Index of all US stocks) for the fifth consecutive year and the seventh year out of the 10 full calendar years that have elapsed since the fund's inception in May 1994. (The fund also outperformed its benchmark during the seven months ending 12/31/94.) An important reason that USEF outperformed its benchmark in 2004 is because the emphasis that its managers as a group tend to place on current as distinct from future revenue and earnings caused the fund to perform relatively well during a year in which markets focused less on the here-after and more on the here-and-now (Russell 3000 Value Index up 10.6%, R3000 Growth Index up 9.7%).

                                                                   TOTAL RETURNS*
                                                              ------------------------
                                                                TIFF
                                                              US Equity    Dow Jones
                                                               Fund**    Wilshire 5000
                                                              ------------------------
                    Calendar Year 2004                          12.75%        12.62%
                    3-Year Annualized                            6.57%         5.47%
                    5-Year Annualized                            1.95%        (1.42%)
                    10-Year Annualized                          12.44%        11.90%
                    Annualized Since Inception                  12.06%        11.40%
                    Cumulative since Inception                 234.11%       213.87%

                        GROWTH OF A $100,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            TIFF US EQUITY FUND  DOW JONES WILSHIRE 5000 COMPOSITE INDEX
5/31/94                $100,000                                 $100,000
6/30/94                 $97,800                                  $97,325
7/31/94                $100,900                                 $100,214
8/31/94                $104,700                                 $104,640
9/30/94                $103,000                                 $102,614
10/31/94               $104,800                                 $104,290
11/30/94               $101,064                                 $100,471
12/31/94               $103,392                                 $101,825
1/31/95                $105,352                                 $104,026
2/28/95                $109,686                                 $108,169
3/31/95                $112,266                                 $111,020
4/30/95                $114,952                                 $113,779
5/31/95                $118,275                                 $117,633
6/30/95                $122,740                                 $121,385
7/31/95                $128,353                                 $126,380
8/31/95                $130,337                                 $127,613
9/30/95                $133,783                                 $132,480
10/31/95               $132,818                                 $131,150
11/30/95               $138,651                                 $136,706
12/31/95               $140,524                                 $138,942
1/31/96                $144,844                                 $142,664
2/29/96                $147,687                                 $145,159
3/31/96                $150,415                                 $146,747
4/30/96                $154,568                                 $150,373
5/31/96                $157,760                                 $154,484
6/30/96                $156,392                                 $153,213
7/31/96                $148,648                                 $144,947
8/31/96                $152,993                                 $149,584
9/30/96                $158,596                                 $157,548
10/31/96               $162,596                                 $159,750
11/30/96               $172,250                                 $170,334
12/31/96               $171,573                                 $168,414
1/31/97                $179,065                                 $177,429
2/28/97                $179,689                                 $177,348
3/31/97                $171,947                                 $169,504
4/30/97                $180,454                                 $176,896
5/31/97                $191,733                                 $189,429
6/30/97                $199,878                                 $198,131
7/31/97                $214,303                                 $213,363
8/31/97                $208,898                                 $205,343
9/30/97                $221,970                                 $217,460
10/31/97               $217,923                                 $210,217
11/30/97               $223,985                                 $217,099
12/31/97               $228,125                                 $221,111
1/31/98                $228,707                                 $222,312
2/28/98                $244,586                                 $238,496
3/31/98                $256,531                                 $250,433
4/30/98                $259,730                                 $253,406
5/31/98                $253,456                                 $246,662
6/30/98                $256,666                                 $255,310
7/31/98                $244,964                                 $249,717
8/31/98                $204,552                                 $210,828
9/30/98                $211,287                                 $224,599
10/31/98               $227,899                                 $241,310
11/30/98               $242,672                                 $256,505
12/31/98               $255,162                                 $272,919
1/31/99                $261,697                                 $282,951
2/28/99                $250,752                                 $272,694
3/31/99                $258,429                                 $283,217
4/30/99                $270,972                                 $296,792
5/31/99                $269,989                                 $290,295
6/30/99                $284,398                                 $305,324
7/31/99                $278,628                                 $295,535
8/31/99                $275,513                                 $292,787
9/30/99                $270,623                                 $285,145
10/31/99               $279,727                                 $303,280
11/30/99               $285,070                                 $313,440
12/31/99               $303,304                                 $337,230
1/31/2000              $289,081                                 $323,235
2/29/2000              $293,310                                 $330,476
3/31/2000              $313,491                                 $350,106
4/30/2000              $303,934                                 $331,865
5/31/2000              $300,469                                 $320,273
6/30/2000              $306,821                                 $334,397
7/31/2000              $304,454                                 $327,576
8/31/2000              $326,269                                 $351,358
9/30/2000              $308,122                                 $334,949
10/31/2000             $305,907                                 $327,848
11/30/2000             $285,651                                 $295,096
12/31/2000             $295,210                                 $300,467
1/31/2001              $306,372                                 $311,975
2/28/2001              $288,149                                 $282,384
3/31/2001              $269,926                                 $263,374
4/30/2001              $288,910                                 $285,050
5/31/2001              $292,558                                 $287,889
6/30/2001              $288,682                                 $283,052
7/31/2001              $284,577                                 $278,382
8/31/2001              $267,704                                 $261,540
9/30/2001              $244,673                                 $238,054
10/31/2001             $250,180                                 $244,100
11/30/2001             $269,144                                 $262,774
12/31/2001             $275,998                                 $267,504
1/31/2002              $272,799                                 $264,187
2/28/2002              $265,717                                 $258,744
3/31/2002              $278,740                                 $270,077
4/30/2002              $269,144                                 $256,898
5/31/2002              $265,717                                 $253,866
6/30/2002              $246,753                                 $236,019
7/31/2002              $223,906                                 $216,973
8/31/2002              $228,018                                 $218,253
9/30/2002              $206,542                                 $196,362
10/31/2002             $219,793                                 $211,384
11/30/2002             $232,588                                 $224,130
12/31/2002             $219,108                                 $211,713
1/31/2003              $214,538                                 $206,378
2/28/2003              $208,598                                 $202,890
3/31/2003              $212,025                                 $205,183
4/30/2003              $227,561                                 $222,008
5/31/2003              $242,184                                 $235,573
6/30/2003              $248,581                                 $239,059
7/31/2003              $254,521                                 $244,821
8/31/2003              $261,604                                 $250,696
9/30/2003              $262,520                                 $247,913
10/31/2003             $277,828                                 $263,061
11/30/2003             $283,312                                 $266,744
12/31/2003             $296,326                                 $278,721
1/31/2004              $304,106                                 $284,936
2/29/2004              $309,369                                 $289,096
3/31/2004              $304,793                                 $286,003
4/30/2004              $299,530                                 $279,911
5/31/2004              $302,962                                 $283,774
6/30/2004              $309,598                                 $289,676
7/31/2004              $298,624                                 $278,611
8/31/2004              $299,083                                 $279,530
9/30/2004              $304,239                                 $284,506
10/31/2004             $307,681                                 $289,371
11/30/2004             $325,118                                 $302,913
12/31/2004             $334,111                                 $313,866

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that a member's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 434-817-8200 or visiting www.tiff.org. The S&P 500 Index is a broad based, unmanaged index of 500 stocks that is widely recognized as representative of the US equity market. The Dow Jones Wilshire 5000 Composite Index is a market capitalization weighted index of all publicly traded US stocks. One cannot invest directly in an index. Performance data reflects an expense waiver currently in effect. Without the expense waiver, total returns would have been lower for the period. SMALL CAP STOCKS MAY INVOLVE ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY.
----------

* Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
**   Commencement of operations was May 31, 1994.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2004

 NUMBER OF
  SHARES                                                      VALUE +

             COMMON STOCKS -- 61.0%
             AEROSPACE AND DEFENSE -- 1.9%
     61,500  AAR Corp.*                                         $837,630
     33,100  Alliant Techsystems, Inc.*                        2,164,078
     13,500  Boeing Co.                                          698,895
     11,300  Northrop Grumman Corp.                              614,268
      2,400  Textron, Inc.                                       177,120
                                                            ------------
                                                               4,491,991
                                                            ------------

             AUTOMOTIVE -- 0.3%
      1,900  Autoliv, Inc.                                        91,770
     18,500  Ford Motor Co.                                      270,840
      9,800  General Motors Corp.                                392,588
                                                            ------------
                                                                 755,198
                                                            ------------

             BANKING -- 5.7%
        900  Capital Crossing Bank*                               27,621
     44,531  Chittenden Corp.                                  1,279,376
      6,800  Comerica, Inc.                                      414,936
      5,000  Commerce Bancorp, Inc.                              322,000
     31,395  Downey Financial Corp.                            1,789,515
      2,000  Hibernia Corp.                                       59,020
     31,329  Hudson United Bancorp                             1,233,736
      9,300  Marshall & Ilsley Corp.                             411,060
     12,900  National City Corp.                                 484,395
     69,300  North Valley Bancorp                              1,346,499
     48,000  People's Bank                                     1,866,720
     22,422  SunTrust Banks, Inc.                              1,656,537
     26,000  The South Financial Group                           845,780
      6,200  UnionBanCal Corp.                                   399,776
     13,700  Wachovia Corp.                                      720,620
      3,300  Wells Fargo Corp.                                   205,095
                                                            ------------
                                                              13,062,686
                                                            ------------
             BEVERAGES, FOOD, AND TOBACCO -- 3.1%
     17,600  Altria Group, Inc.                                1,075,360
     21,900  Archer-Daniels-Midland Co.                          488,589
     87,400  Chiquita Brands International                     1,928,044
      8,700  Coca-Cola Co.                                       362,181
      5,700  Conagra, Inc.                                       167,865
     30,300  Coors (Adolph), Class B                           2,292,801
        800  General Mills, Inc.                                  39,768
     12,500  Pepsi Bottling Group, Inc.                          338,000
        500  Pepsico, Inc.                                        26,100
      8,500  Pilgrim's Pride Corp.                               260,780
      1,300  Sanderson Farms, Inc.                                56,264
      7,300  Sara Lee Corp.                                      176,222
                                                            ------------
                                                               7,211,974
                                                            ------------

             CHEMICALS -- 0.8%
      2,300  Eastman Chemical Co.                                132,779
    106,950  Mosaic Co. (The)*                                 1,745,424
                                                            ------------
                                                               1,878,203
                                                            ------------
             COMMERCIAL SERVICES -- 4.6%
     19,100  Cendant Corp.                                       446,558
     76,000  DeVry, Inc.*                                      1,319,360
     25,600  GenTek, Inc.                                      1,145,600
      3,600  H & R Block, Inc.                                   176,400
     47,100  ITT Educational Services, Inc.*                   2,239,605
     89,300  MoneyGram International, Inc.                     1,887,802
      4,500  Monsanto Co.                                        249,975
     48,600  NDCHealth Corp.                                     903,474
 NUMBER OF
  SHARES                                                      VALUE +
      4,900  Ryder System, Inc.                                 $234,073
     50,292  The Brink's Co.                                   1,987,540
                                                            ------------
                                                              10,590,387
                                                            ------------

             COMMUNICATIONS -- 1.8%
    112,500  Andrew Corp.*                                     1,533,375
     36,400  Motorola, Inc.                                      626,080
      6,800  Nextel Communications, Inc.,
                Class A*                                         204,000
      2,000  PTEK Holdings, Inc.*                                 21,420
     13,000  Qualcomm, Inc.                                      551,200
     29,500  Verizon Communications Corp.                      1,195,045
                                                            ------------
                                                               4,131,120
                                                            ------------

             COMPUTER SOFTWARE AND PROCESSING -- 1.8%
      5,100  Adobe Systems, Inc.                                 319,974
      7,800  Computer Sciences Corp.*                            439,686
     60,400  Earthlink, Inc.*                                    695,808
     17,500  Internet Security Systems*                          406,875
     63,700  Microsoft Corp.                                   1,701,427
     27,700  Oracle Corp.*                                       380,044
     66,800  Preview Systems, Inc.*                                3,340
      7,200  Symantec Corp.*                                     185,472
                                                            ------------
                                                               4,132,626
                                                            ------------

             COMPUTERS AND INFORMATION -- 1.6%
      5,000  Apple Computer, Inc.*                               322,000
     45,100  Cisco Systems, Inc.*                                870,430
     41,800  Hewlett-Packard Co.                                 876,546
     15,800  International Business Machines
                Corp.                                          1,557,564
     28,553  Nexprise, Inc.*                                      21,129
      5,900  Xerox Corp.*                                        100,359
                                                            ------------
                                                               3,748,028
                                                            ------------

             COSMETICS AND PERSONAL CARE -- 0.7%
      5,600  Estee Lauder Companies, Inc.,
                Class A                                          256,312
      7,600  Gillette Co. (The)                                  340,328
     17,900  Procter & Gamble Co.                                985,932
                                                            ------------
                                                               1,582,572
                                                            ------------

             DIVERSIFIED -- 1.2%
        500  3M Co.                                               41,035
          3  Berkshire Hathaway Inc., Class A*                   263,700
     20,200  FMC Corp.*                                          975,660
     37,700  General Electric Co.                              1,376,050
                                                            ------------
                                                               2,656,445
                                                            ------------

             ELECTRIC UTILITIES -- 1.9%
      6,500  Constellation Energy Group, Inc.                    284,115
     15,200  Edison International                                486,856
      6,000  Sempra Energy                                       220,080
    240,218  Sierra Pacific Resources*                         2,522,289
     11,900  TXU Corp.                                           768,264
                                                            ------------
                                                               4,281,604
                                                            ------------

             ELECTRONICS -- 2.3%
      2,000  Agilysys, Inc.                                       34,280
     62,000  Checkpoint Systems, Inc.*                         1,119,100
      3,900  Cree, Inc.*                                         156,312
      3,000  Diodes, Inc.*                                        67,890
      2,208  Freescale Semiconductor, Inc.,
                Class B*                                          40,539

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2004

 NUMBER OF
  SHARES                                                      VALUE +
     56,600  Intel Corp.                                      $1,323,874
        500  Maxim Intergrated Products, Inc.                     21,195
      5,600  MEMC Electronic Materials, Inc.*                     74,200
      1,200  Omnivision Technologies, Inc.*                       22,020
     49,000  Rogers Corp.*                                     2,111,900
     14,100  Texas Instruments, Inc.                             347,142
                                                            ------------
                                                               5,318,452
                                                            ------------
             ENTERTAINMENT AND LEISURE -- 0.6%
      3,100  Eastman Kodak Co.                                    99,975
     31,900  Life Time Fitness, Inc.*                            825,572
     12,800  Time Warner, Inc.*                                  248,832
      6,100  Walt Disney Co.                                     169,580
                                                            ------------
                                                               1,343,959
                                                            ------------

             FINANCIAL SERVICES -- 3.2%
        300  Affiliated Managers Group*                           20,322
      2,000  Alcon, Inc.                                         161,200
      6,800  American Express Co.                                383,316
     25,900  Bank of America Corp.                             1,217,041
      2,000  Bear, Stearns & Co., Inc.                           204,620
      8,300  Brascan Corp., Class A                              298,883
        300  Capital One Financial Corp.                          25,263
      8,600  CIT Group, Inc.                                     394,052
     42,566  Citigroup, Inc.                                   2,050,830
      5,100  Goldman Sachs Group, Inc.                           530,604
      4,100  JP Morgan Chase & Co., Inc.                         159,941
     13,900  KeyCorp                                             471,210
     14,900  MBNA Corp.                                          420,031
      9,100  Merrill Lynch & Co.                                 543,907
      2,300  Moody's Corp.                                       199,755
     16,000  Providian Financial Corp.*                          263,520
                                                            ------------
                                                               7,344,495
                                                            ------------
             FOREST PRODUCTS AND PAPER -- 0.1%
      5,100  Georgia-Pacific Group                               191,148
                                                            ------------

             HEALTHCARE PROVIDERS -- 2.8%
     62,100  LifePoint Hospitals, Inc.*                        2,162,322
     40,000  Lincare Holdings, Inc.*                           1,706,000
     58,600  Odyssey HealthCare, Inc.*                           801,648
      2,200  Quest Diagnostics, Inc.                             210,210
     37,000  Universal Health Services, Inc.,
                Class B                                        1,646,500
                                                            ------------
                                                               6,526,680
                                                            ------------

             HEAVY MACHINERY -- 0.7%
      6,200  Eaton Corp.                                         448,632
      6,400  Paccar, Inc.                                        515,072
      5,600  Parker-Hannifin Corp.                               424,144
      4,400  Stanley Works (The)                                 215,556
                                                            ------------
                                                               1,603,404
                                                            ------------
             HOME CONSTRUCTION, FURNISHINGS, AND APPLIANCES -- 0.4%
      6,600  Centex Corp.                                        393,228
     11,700  D.R. Horton, Inc.                                   471,627
                                                            ------------
                                                                 864,855
                                                            ------------

             HOUSEHOLD PRODUCTS -- 0.2%
      7,700  The Clorox Co.                                      453,761
                                                            ------------

             INSURANCE -- 4.0%
      4,500  Aetna, Inc.                                         561,375
      3,800  Allstate Corp.                                      196,536
 NUMBER OF
  SHARES                                                      VALUE +
     12,962  American International Group, Inc.                 $851,215
     30,000  Brown & Brown, Inc.                               1,306,500
      2,800  Chubb Corp.                                         215,320
     42,200  Hilb, Rogal & Hobbs Co.                           1,529,328
      6,500  Loews Corp.                                         456,950
     12,400  MetLife, Inc.                                       502,324
     49,900  Montpelier Re Holdings Ltd.                       1,918,655
     53,380  Platinum Underwriters Holdings Ltd.               1,660,118
                                                            ------------
                                                               9,198,321
                                                            ------------

             INTERNET -- 0.1%
      9,300  Yahoo!, Inc.*                                       350,424
                                                            ------------

             MEDIA -- BROADCASTING AND PUBLISHING -- 1.0%
      4,800  COX Radio, Inc., Class A*                            79,104
     47,500  Emmis Communications Corp.,
                Class A*                                         911,525
      2,000  Gannett Co., Inc.                                   163,400
     61,000  Insight Communications Co., Inc.*                   565,470
      5,500  McGraw-Hill Companies, Inc.                         503,470
                                                            ------------
                                                               2,222,969
                                                            ------------

             MEDICAL SUPPLIES -- 3.5%
      6,700  Becton, Dickinson & Co.                             380,560
      4,300  Dade Behring Holdings, Inc.*                        240,800
     19,200  Fisher Scientific International,
                Inc.*                                          1,197,696
     50,800  Owens & Minor, Inc.                               1,431,036
     39,700  Sola International, Inc.*                         1,093,338
     89,600  Steris Corp.*                                     2,125,312
     85,500  Viasys Healthcare, Inc.*                          1,624,500
                                                            ------------
                                                               8,093,242
                                                            ------------

             METALS -- 0.2%
      4,800  Phelps Dodge Corp.                                  474,816
                                                            ------------

             METALS AND MINING -- 0.5%
      1,600  Alcan, Inc. - ADR                                    78,464
     14,600  Masco Corp.                                         533,338
      8,000  Nucor Corp.                                         418,720
     35,000  Pacific Rim Mining Corp.*                            20,300
                                                            ------------
                                                               1,050,822
                                                            ------------

             OIL AND GAS -- 2.4%
      2,200  Amerada Hess Corp.                                  181,236
      4,100  Apache Corp.                                        207,337
      9,500  Burlington Resources, Inc.                          413,250
      6,600  Canadian Natural Resources Ltd.                     282,282
     15,200  ChevronTexaco Corp.                                 798,152
      8,100  ConocoPhillips                                      703,323
      8,300  Exxon Mobil Corp.                                   425,458
    152,883  Hanover Compressor Co.*                           2,160,237
      5,400  Valero Energy Corp.                                 245,160
                                                            ------------
                                                               5,416,435
                                                            ------------

             PHARMACEUTICALS -- 3.9%
      6,900  Abbott Laboratories                                 321,885
     16,100  Amgen, Inc.*                                      1,032,815
      3,000  Atherogenics, Inc.*                                  70,680
      6,900  Bristol-Myers Squibb Co.                            176,778
     10,100  Cardinal Health, Inc.                               587,315
      7,100  Genentech, Inc.*                                    386,524
      1,700  Gilead Sciences, Inc.*                               59,483
     42,100  Hospira, Inc.*                                    1,410,350
     33,100  Johnson & Johnson                                 2,099,202

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2004

 NUMBER OF
  SHARES                                                      VALUE +
        900  KOS Pharmaceuticals, Inc.*                          $33,876
     11,300  McKesson Corp.                                      355,498
     22,100  Merck & Co., Inc.                                   710,294
      2,600  MGI Pharma, Inc.*                                    72,826
      1,900  Onyx Pharmaceuticals, Inc.*                          61,541
     48,525  Pfizer, Inc.                                      1,304,837
    269,200  PharmChem Laboratories, Inc.*                         2,692
      1,400  SuperGen, Inc.*                                       9,870
      4,300  Wyeth                                               183,137
                                                            ------------
                                                               8,879,603
                                                            ------------
             REAL ESTATE -- 0.2%
      3,000  American Home Mortgage Investment
                Corp. (REIT)                                     102,750
     20,300  HRPT Properties Trust (REIT)                        260,449
                                                            ------------
                                                                 363,199
                                                            ------------
             RESTAURANTS -- 1.1%
     13,300  McDonald's Corp.                                    426,398
     65,000  Ruby Tuesday, Inc.                                1,695,200
     10,500  Yum! Brands, Inc.                                   495,390
                                                            ------------
                                                               2,616,988
                                                            ------------

             RETAILERS -- 3.5%
      8,100  Albertson's, Inc.                                   193,428
     75,125  Big Lots, Inc.*                                     911,266
      8,900  Federated Department Stores, Inc.                   514,331
     66,300  Geerlings & Wade, Inc.*                              53,040
     32,300  Home Depot, Inc.                                  1,380,502
     24,900  Kroger Co.*                                         436,746
     16,300  Limited Brands                                      375,226
     76,200  Pier 1 Imports, Inc.                              1,501,140
    100,000  Saks, Inc.                                        1,451,000
      7,300  Supervalu, Inc.                                     251,996
     11,600  TJX Companies, Inc.                                 291,508
      4,000  Wal-Mart Stores, Inc.                               211,280
     60,000  Whitehall Jewellers, Inc.*                          479,400
                                                            ------------
                                                               8,050,863
                                                            ------------

             TELEPHONE SYSTEMS -- 2.1%
     16,100  BellSouth Corp.                                     447,419
    359,800  Cincinnati Bell, Inc.*                            1,493,170
     94,100  General Communications, Inc.,
                Class A*                                       1,038,864
        300  SBC Communications, Inc.                              7,731
     43,700  United States Cellular Corp.*                     1,956,012
                                                            ------------
                                                               4,943,196
                                                            ------------

             TEXTILES, CLOTHING, AND FABRICS -- 0.4%
      8,200  Coach, Inc.*                                        462,480
      4,700  Nike Inc., Class B                                  426,243
                                                            ------------
                                                                 888,723
                                                            ------------

             TRANSPORTATION -- 2.4%
      8,400  Burlington Northern Santa Fe Corp.                  397,404
      4,050  Canadian National Railway Co.                       248,062
     20,000  CNF, Inc.                                         1,002,000
 NUMBER OF
  SHARES                                                      VALUE +
     41,800  EGL, Inc.*                                       $1,249,402
      6,500  Norfolk Southern Corp.                              235,235
     66,000  Tidewater, Inc.                                   2,350,260
                                                            ------------
                                                               5,482,363
                                                            ------------
             Total Common Stocks
                (Cost $109,030,783)                          140,201,552
                                                            ------------

             COMMINGLED INVESTMENT VEHICLES -- 29.2%

             REGISTERED INVESTMENT COMPANY -- 7.0%
    886,864  Vanguard Global Equity Fund                      16,016,763
                                                            ------------

             PRIVATE INVESTMENT FUNDS -- 22.2%
             Adage Capital Partners,
                LP*(a)(b)(c)(d)                               32,395,141
             Freeman Fair Value Fund I,
                LP*(b)(c)(d)(e)                               18,339,305
             Gotham Partners, LP(a)(b)(c)(d)                     373,576
                                                            ------------
             Total Commingled Investment
                Vehicles
                (Cost $56,046,616)                            51,108,022
                                                            ------------
                                                              67,124,785
                                                            ------------

 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE

             SHORT-TERM INVESTMENTS -- 10.0%

             REPURCHASE AGREEMENT -- 5.3%
$12,261,100  Investors Bank & Trust Repurchase Agreement issued
                12/31/04 (proceeds at maturity $18,263,764)
                (Collateralized by a $4,468,000 FHLMC, 2.9025%,
                due 06/15/34, a $9,887,119 SBA, 5.375%, due
                06/25/16, and a $1,622,322 GNMA, 3.50%, due
                08/20/32 with market values of $4,200,000,
                $8,022,011 and $652,144, respectively)
                (Cost $12,261,100)            1.750%     01/03/05     12,261,100
                                                                    ------------

             US TREASURY SECURITIES -- 4.7%#
     25,000  US Treasury Bill+                1.610%     01/13/05         24,987
  2,750,000  US Treasury Bill+                1.840%     03/17/05      2,738,329
  1,030,000  US Treasury Bill+                2.099%     04/28/05      1,022,268
  3,500,000  US Treasury Bill                 2.310%     05/26/05      3,466,379
  3,500,000  US Treasury Bill                 2.354%     06/02/05      3,464,328
                                                                    ------------
             Total US Treasury Securities
                (Cost $10,795,474)                                    10,716,291
                                                                    ------------
             Total Short-Term Investments
                (Cost $23,056,574)                                    22,977,391
             Total Investments -- 100.2%
                (Cost $188,133,973)                                  230,303,728
             Liabilities in Excess of Other
                Assets -- (0.2%)                                        (534,126)
                                                                    ------------
             NET ASSETS -- 100.0%                                   $229,769,602
                                                                    ============

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2004

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS) (UNAUDITED):
Basic Industries                                                     0.2%
Capital Equipment                                                   10.7
Consumer Goods                                                      15.6
Energy                                                               4.2
Finance                                                             13.0
Materials                                                            1.7
Multi-Industry                                                       1.2
Private Investment Funds(d)                                         22.2
Registered Investment Company                                        7.0
Repurchase Agreements                                                5.3
Services                                                            14.3
US Treasury Obligations                                              4.7
Futures                                                              0.2
Other Liabilities                                                   (0.3)
                                                                   -----
TOTAL                                                              100.0%
                                                                   =====

ADR  American Depositary Receipt
FHLMC Federal Home Loan Mortgage Corporation
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
SBA  Small Business Administration
  #  Interest rate represents the yield to maturity at the time of purchase.
  *  Non-income producing security.
  + Security or a portion thereof is held as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
(a)  Illiquid security.
(b)  Restricted security. See Appendix E of Notes to Financial Statements.
(c) Security is valued in good faith under procedures established by the board of directors.
(d) Portfolio information is available for all private investment funds with the exception of Adage Capital Partners, LP and Gotham Partners, LP. Portfolio information is not available for the Vanguard Global Equity Fund. The information that is available, if included in the industry concentration presented above, would affect the percentage of Finance by more than 3.3%. All other industries would not affect the percentages by more than 1% (on an absolute basis).
(e) The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days' notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the partnership at 99.75% of its stated market value to take into account this potential redemption fee.

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF GOVERNMENT BOND FUND                                  DECEMBER 31, 2004

POLICY CONSIDERATIONS: The cooperative has published several reports encouraging endowed charities to adopt a highly focused approach to management of that portion of their portfolios invested in bonds for disaster-hedging purposes -- an approach that limits such holdings to securities that are likely to perform satisfactorily under deflationary conditions. On March 31, 2003, the cooperative launched the TIFF Government Bond Fund (GBF), a vehicle designed specifically to meet the needs of eligible charities seeking low-cost deflation hedges. The fund's manager (Smith Breeden) employs active management techniques in an effort to generate total returns net of all costs that, over rolling 12-month time periods, approximate as closely as possible the Citigroup 10-year Treasury Index's total return.

PERFORMANCE EVALUATION: Believe it or not, the fund has performed as the persons who conceived it planned that it would, outperforming its benchmark gross of fees since its inception (by an annualized margin of roughly 0.4%), thus enabling it to keep within reasonable distance of this benchmark net of fees (0.2% annualized deficit since inception). The guidelines under which GBF manager Smith Breeden labors make it very difficult for it to outperform the benchmark by a material margin irrespective of market conditions and impossible for the fund to generate positive total returns in periods when the benchmark security itself produces anything worse than negligible losses. This was the case during the second quarter of 2004, with the benchmark shedding 4.8% and the fund slumping slightly more net of fees (-4.9%). The flip side of such benchmark-hugging is that it provides reasonable assurance that the fund will generate large annualized gains when 10-year treasuries rally smartly (as they did during 3Q 2004) and utterly unforgettable results when 10-year treasury prices slip enough to essentially negate such securities' coupons (as they did during 4Q 2004).

                                                                  TOTAL RETURNS*
                                                              ----------------------
                                                                           Citigroup
                                                                 TIFF       10-Year
                                                              Government   Treasury
                                                              Bond Fund**    Index
                                                              ----------------------
                    Calendar Year 2004                            4.48%       4.87%
                    3-Year Annualized                                NA          NA
                    5-Year Annualized                                NA          NA
                    Annualized Since Inception                    2.65%       2.87%
                    Cumulative since Inception                    4.69%       5.10%

                        GROWTH OF A $100,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            TIFF GOVERNMENT BOND FUND  CITIGROUP 10-YEAR TREASURY INDEX
3/31/2003                    $100,000                          $100,000
4/30/2003                    $100,003                          $100,001
5/31/2003                    $104,650                          $104,649
6/30/2003                    $103,457                          $103,398
7/31/2003                     $96,128                           $95,985
8/31/2003                     $97,148                           $97,160
9/30/2003                    $101,572                          $101,529
10/31/2003                    $99,070                           $99,025
11/30/2003                    $99,332                           $99,401
12/31/2003                   $100,202                          $100,219
1/31/2004                    $101,447                          $101,555
2/29/2004                    $103,121                          $103,265
3/31/2004                    $104,683                          $104,834
4/30/2004                     $99,599                           $99,751
5/31/2004                     $98,858                           $99,092
6/30/2004                     $99,559                           $99,817
7/31/2004                    $100,959                          $101,232
8/31/2004                    $104,071                          $104,352
9/30/2004                    $104,550                          $104,794
10/31/2004                   $105,627                          $105,895
11/30/2004                   $103,235                          $103,499
12/31/2004                   $104,692                          $105,101

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that a member's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 434-817-8200 or visiting www.tiff.org. Performance data reflects an expense waiver currently in effect. Without the expense waiver, total returns would have been lower for the period. SHORT TERM PERFORMANCE, IN PARTICULAR, IS NOT A GOOD INDICATION OF THE FUND'S FUTURE PERFORMANCE, AND AN INVESTMENT SHOULD NOT BE BASED SOLELY ON RETURNS.
----------

*    Total return assumes dividend reinvestment.
**   Commencement of operations was March 31, 2003.

--------------------------------------------------------------------------------

  TIFF GOVERNMENT BOND FUND / SCHEDULE OF INVESTMENTS        DECEMBER 31, 2004

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +

             US TREASURY SECURITY -- 99.6%
$40,941,000  US Treasury Note+
                (Cost $40,757,794)            4.250%   11/15/14    $41,048,143
                                                                  ------------

             SHORT-TERM INVESTMENTS -- 98.5%
             REPURCHASE AGREEMENTS -- 98.5%
  3,100,000  Bear, Stearns & Co., Inc. Repurchase Agreement
                issued 12/29/04 (proceeds at maturity
                $3,100,840) (Collateralized by a $2,185,000 US
                Treasury Bond, 3.375%, due 04/15/32, with a
                market value
             of $3,127,587)                   1.950%   01/05/05      3,100,000
     29,510  Investors Bank & Trust Company Repurchase Agreement
                issued 12/31/04 (proceeds at maturity $29,514)
                (Collateralized by a $39,853 SBA, 4.375%, due
                06/25/27, with a market value
             of $30,986)                      1.750%   01/03/05         29,510
 18,800,000  Morgan Stanley Repurchase Agreement issued 12/31/04
                (proceeds at maturity $18,802,272)
                (Collateralized by a $13,600,000 US Treasury
                Bond, 3.375%, due 04/15/32, with a market value
             of $19,466,904)                  1.450%   01/03/05     18,800,000
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +

$18,650,000  Nomura, Inc. Repurchase Agreement issued 12/28/04
                (proceeds at maturity $18,656,372)
                (Collateralized by a $13,035,000 US Treasury
                Bond, 8.875%, due 02/15/19, with a market value
             of $19,187,520)                  2.050%   01/04/05    $18,650,000
                                                                  ------------
             Total Repurchase Agreements
                (Cost $40,579,510)                                  40,579,510
                                                                  ------------
             Total Short-Term Investments
                (Cost $40,579,510)                                  40,579,510
                                                                  ------------
             TOTAL INVESTMENTS -- 198.1%
                (Cost $81,337,304)                                  81,627,653
             Liabilities in Excess of Other
                Assets -- (98.1%)                                  (40,415,216)
                                                                  ------------
             NET ASSETS -- 100.0%                                  $41,212,437
                                                                  ============

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS) (UNAUDITED):
Repurchase Agreements                                               98.5%
US Government Obligations                                           99.6
Reverse Repurchase Agreements                                      (98.4)
Other Assets                                                         0.3
                                                                   -----
  TOTAL                                                            100.0%
                                                                   =====

SBA  Small Business Administration
  + Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Appendix F of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.

      See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND                                       DECEMBER 31, 2004

POLICY CONSIDERATIONS: Many organizations park funds earmarked for near-term spending in high quality, very short-term instruments. The bias in favor of high quality paper is unarguably correct, but the bias in favor of very short-term securities is suspect because the liabilities being funded are often longer-lived than the cash equivalents earmarked for their payment. Under normal circumstances, the yield curve is positively sloped, and a short-term fund that holds securities whose average duration tends to be modestly longer than the typical money market fund has the potential to produce superior returns over time. Indeed, the TIFF Short-Term Fund is structured in precisely this manner, i.e., investing only in short-term government obligations and having a benchmark duration modestly longer than the typical money market fund. For this reason, the fund is managed pursuant to guidelines that permit its manager to shorten the fund's average duration to levels commonly displayed by conventional money market funds when it expects short-term rates to rise or to lengthen it to a prudent degree if the manager thinks such a posture entails the optimal tradeoff between risk and expected return.

PERFORMANCE EVALUATION: Since the Fund's December 2003 shift to investing exclusively in short-term US government obligations, the Fund has, as intended, generated a total return gross of expenses that approximated the total return of its benchmark. It is important to note that the Fund's benchmark incurs neither operating expenses nor transaction costs. That said, whether held directly or via mutual funds, the short-term US government obligations in which the fund has invested exclusively since December 2003 have sported for some time yields so low as to preclude the pocketing of positive real or inflation-adjusted returns. Importantly, the fund's holders would be pocketing a current net yield below current CPI inflation even if the fund were to waive all fees and expenses, as the fund's expense ratio is lean enough to prevent any such fee waiver from boosting the fund's yield above the CPI's most recently reported yearly rate of increase (3.7% as of December 2004). STF's expense ratio is low relative to industry norms (the average money market fund tracked by Lipper charges 0.81% per year and returned just 0.61% in 2004) and could drop further as a result of the directors' decision, effective July 1, 2004, to have the cooperative's staff assume responsibility for the fund's management.

                                                                 TOTAL RETURNS*
                                                              ---------------------
                                                                 TIFF        ML
                                                              Short-Term   6-Month
                                                                Fund**    US T-Bill
                                                              ---------------------
                    Calendar Year 2004                            0.92%      1.22%
                    3-Year Annualized                             1.30%      1.57%
                    5-Year Annualized                             3.18%      3.26%
                    10-Year Annualized                            4.35%      4.39%
                    Annualized Since Inception                    4.40%      4.40%
                    Cumulative since Inception                   57.75%     57.88%

                         GROWTH OF A $50,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            TIFF SHORT-TERM FUND  MERRILL LYNCH 6-MONTH US TREASURY BILL INDEX
5/31/94                  $50,000                                       $50,000
6/30/94                  $50,177                                       $50,222
7/31/94                  $50,459                                       $50,434
8/31/94                  $50,706                                       $50,631
9/30/94                  $50,850                                       $50,773
10/31/94                 $51,169                                       $51,003
11/30/94                 $51,295                                       $51,154
12/31/94                 $51,525                                       $51,374
1/31/95                  $51,842                                       $51,709
2/28/95                  $52,184                                       $52,012
3/31/95                  $52,396                                       $52,276
4/30/95                  $52,699                                       $52,553
5/31/95                  $53,063                                       $52,871
6/30/95                  $53,326                                       $53,149
7/31/95                  $53,585                                       $53,419
8/31/95                  $53,838                                       $53,679
9/30/95                  $54,143                                       $53,905
10/31/95                 $54,295                                       $54,169
11/30/95                 $54,555                                       $54,433
12/31/95                 $54,839                                       $54,735
1/31/96                  $55,155                                       $55,006
2/29/96                  $55,301                                       $55,202
3/31/96                  $55,448                                       $55,390
4/30/96                  $55,617                                       $55,614
5/31/96                  $55,847                                       $55,842
6/30/96                  $56,129                                       $56,079
7/31/96                  $56,341                                       $56,328
8/31/96                  $56,651                                       $56,577
9/30/96                  $56,913                                       $56,872
10/31/96                 $57,240                                       $57,145
11/30/96                 $57,511                                       $57,397
12/31/96                 $57,733                                       $57,641
1/31/97                  $57,999                                       $57,891
2/28/97                  $58,268                                       $58,159
3/31/97                  $58,443                                       $58,385
4/30/97                  $58,637                                       $58,661
5/31/97                  $58,979                                       $58,980
6/30/97                  $59,257                                       $59,265
7/31/97                  $59,591                                       $59,538
8/31/97                  $59,814                                       $59,779
9/30/97                  $60,087                                       $60,084
10/31/97                 $60,368                                       $60,357
11/30/97                 $60,581                                       $60,576
12/31/97                 $60,799                                       $60,854
1/31/98                  $61,266                                       $61,166
2/28/98                  $61,490                                       $61,395
3/31/98                  $61,756                                       $61,697
4/30/98                  $62,041                                       $61,966
5/31/98                  $62,322                                       $62,240
6/30/98                  $62,611                                       $62,539
7/31/98                  $62,877                                       $62,837
8/31/98                  $63,225                                       $63,160
9/30/98                  $63,567                                       $63,539
10/31/98                 $63,776                                       $63,807
11/30/98                 $63,986                                       $63,978
12/31/98                 $64,262                                       $64,248
1/31/99                  $64,602                                       $64,494
2/28/99                  $64,798                                       $64,668
3/31/99                  $65,138                                       $64,963
4/30/99                  $65,405                                       $65,182
5/31/99                  $65,623                                       $65,406
6/30/99                  $65,899                                       $65,643
7/31/99                  $66,119                                       $65,931
8/31/99                  $66,345                                       $66,127
9/30/99                  $66,634                                       $66,453
10/31/99                 $66,941                                       $66,701
11/30/99                 $67,190                                       $66,927
12/31/99                 $67,433                                       $67,226
1/31/2000                $67,784                                       $67,514
2/29/2000                $68,077                                       $67,846
3/31/2000                $68,338                                       $68,190
4/30/2000                $68,730                                       $68,512
5/31/2000                $69,008                                       $68,881
6/30/2000                $69,422                                       $69,275
7/31/2000                $69,856                                       $69,615
8/31/2000                $70,291                                       $69,994
9/30/2000                $70,723                                       $70,370
10/31/2000               $71,086                                       $70,747
11/30/2000               $71,536                                       $71,156
12/31/2000               $72,058                                       $71,606
1/31/2001                $72,630                                       $72,195
2/28/2001                $72,953                                       $72,493
3/31/2001                $73,287                                       $72,903
4/30/2001                $73,604                                       $73,203
5/31/2001                $73,996                                       $73,553
6/30/2001                $74,145                                       $73,745
7/31/2001                $74,475                                       $74,036
8/31/2001                $74,855                                       $74,299
9/30/2001                $75,270                                       $74,770
10/31/2001               $75,548                                       $75,037
11/30/2001               $75,689                                       $75,227
12/31/2001               $75,867                                       $75,334
1/31/2002                $75,867                                       $75,447
2/28/2002                $76,064                                       $75,584
3/31/2002                $76,044                                       $75,672
4/30/2002                $76,330                                       $75,885
5/31/2002                $76,439                                       $76,038
6/30/2002                $76,577                                       $76,208
7/31/2002                $76,828                                       $76,348
8/31/2002                $76,982                                       $76,461
9/30/2002                $77,151                                       $76,625
10/31/2002               $77,187                                       $76,745
11/30/2002               $77,267                                       $76,882
12/31/2002               $77,471                                       $76,996
1/31/2003                $77,581                                       $77,085
2/28/2003                $77,645                                       $77,153
3/31/2003                $77,721                                       $77,258
4/30/2003                $77,804                                       $77,323
5/31/2003                $77,981                                       $77,416
6/30/2003                $77,822                                       $77,529
7/31/2003                $77,834                                       $77,577
8/31/2003                $77,892                                       $77,649
9/30/2003                $77,951                                       $77,740
10/31/2003               $78,023                                       $77,810
11/30/2003               $78,088                                       $77,877
12/31/2003               $78,156                                       $77,986
1/31/2004                $78,204                                       $78,066
2/29/2004                $78,167                                       $78,124
3/31/2004                $78,228                                       $78,201
4/30/2004                $78,352                                       $78,243
5/31/2004                $78,321                                       $78,273
6/30/2004                $78,383                                       $78,313
7/31/2004                $78,480                                       $78,445
8/31/2004                $78,571                                       $78,575
9/30/2004                $78,636                                       $78,649
10/31/2004               $78,702                                       $78,755
11/30/2004               $78,800                                       $78,826
12/31/2004               $78,875                                       $78,940

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that a member's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 434-817-8200 or visiting www.tiff.org. Performance data reflects an expense waiver currently in effect. Without the expense waiver, total returns would have been lower for the period. SHORT TERM PERFORMANCE, IN PARTICULAR, IS NOT A GOOD INDICATION OF THE FUND'S FUTURE PERFORMANCE, AND AN INVESTMENT SHOULD NOT BE BASED SOLELY ON RETURNS.
----------

*    Total return assumes dividend reinvestment.
**   Commencement of operations was May 31, 1994.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS             DECEMBER 31, 2004

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +

             SHORT-TERM INVESTMENTS -- 99.6%

             US TREASURY SECURITIES -- 98.9%#
$33,950,000  US Treasury Bill                 2.310%   05/26/05   $33,623,876
 54,650,000  US Treasury Bill                 2.354%   06/02/05    54,093,007
  2,400,000  US Treasury Bill                 2.377%   06/16/05     2,373,171
                                                                  -----------
             Total US Treasury Securities
                (Cost $90,114,637)                                 90,090,054
                                                                  -----------

             TIME DEPOSIT -- 0.7%
    627,000  Investors Bank & Trust Company
                (Cost $627,000)               2.000%   01/03/05       627,000
                                                                  -----------
             Total Short-Term Investments
                (Cost $90,741,637)                                 90,717,054
                                                                  -----------
             Total Investments -- 99.6%
                (Cost $90,741,637)                                 90,717,054
             Other Assets in Excess of
                Liabilities -- 0.4%                                   355,529
                                                                  -----------
             NET ASSETS -- 100.0%                                 $91,072,583
                                                                  ===========

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS) (UNAUDITED):
Time Deposits                                                        0.7%
US Treasury Obligations                                             98.9
Other Assets                                                         0.4
                                                                   -----
TOTAL                                                              100.0%
                                                                   =====

  # Interest rate represents the yield to maturity at the time of purchase. + See Note 2 to the Financial Statements.

   See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES                        DECEMBER 31, 2004

                                         TIFF          TIFF           TIFF
                                     MULTI-ASSET   INTERNATIONAL   US EQUITY
                                         FUND       EQUITY FUND       FUND
ASSETS
Investments in securities, at
  value (a)(b)                       $761,445,122  $206,237,769   $230,303,728
Cash                                   4,990,512             --             --
Foreign currency (c)                     596,954        218,104             --
Receivables for:
  Capital stock sold                      61,995             --             --
  Securities sold                         45,736             --         60,732
  Dividends and tax reclaims             622,425        184,209        154,132
  Interest                               961,003          1,216            932
  Variation margin on financial
    futures contracts                     45,422             --             --
Prepaid expenses                          21,970         17,301         11,735
Unrealized appreciation on forward
  currency contracts (f)                 364,149        229,871             --
Deposit with broker for short sales   12,595,752      7,989,638             --
                                     -----------------------------------------
Total Assets                         781,751,040    214,878,108    230,531,259
                                     -----------------------------------------

LIABILITIES
Payable for:
  Capital stock repurchased                   --      1,220,000             --
  Securities purchased                26,782,332      9,347,637        106,948
  Market value of securities sold
    short (d)                         12,663,520      8,012,500             --
  Variation margin on financial
    futures contracts                         --         34,883         76,175
  Reverse repurchase agreements
    (Note 5) (h)                      35,869,724             --             --
  Dividends from net investment
    income                                    --        381,647        479,312
Unrealized depreciation on forward
  currency contracts (f)                 289,253        233,536             --
Accrued expenses and other
  liabilities                            345,921        440,423         99,222
                                     -----------------------------------------
Total Liabilities                     75,950,750     19,670,626        761,657
                                     -----------------------------------------

NET ASSETS                           $705,800,290  $195,207,482   $229,769,602
                                     =========================================

SHARES OUTSTANDING (G)                49,559,509     14,679,319     15,852,300
                                     =========================================

NET ASSET VALUE PER SHARE            $     14.24   $      13.30   $      14.49
                                     =========================================

COMPONENTS OF NET ASSETS:
  Capital stock (e)                  $612,156,311  $160,683,722   $189,524,112
  Distribution in excess of net
    investment income                 (8,689,807)    (2,397,496)      (240,695)
  Accumulated net realized loss on
    investments                      (13,509,064)   (13,672,606)    (1,731,170)
  Net unrealized appreciation on
    investments, short sales,
    financial futures contracts,
    forward currency contracts, and
    translation of asset and
    liabilities denominated in
    foreign currency                 115,842,850     50,593,862     42,217,355
                                     -----------------------------------------
                                     $705,800,290  $195,207,482   $229,769,602
                                     =========================================
------------------------------------------------------------------------------
(a) Cost of investments              $647,463,730  $156,745,916   $188,133,973
(b) Includes repurchase agreements
  of                                 $67,457,977   $ 22,970,444   $ 12,261,100
(c) Cost of foreign currency         $   589,226   $    218,163             --
(d) Proceeds                         $12,595,752   $  7,989,638             --
(e) Includes accumulated entry/exit
  fees of                            $ 6,849,467   $  3,350,421   $  1,493,355

(f) Appendix B of the Notes to Financials details each funds' open forward currency contracts at December 31, 2004.
(g)  Authorized 500,000,000 shares, par value $0.001 for each fund.
(h) Appendix F of the Notes to Financials details each funds' open reverse repurchase agreements at December 31, 2004.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES                        DECEMBER 31, 2004

                                             TIFF         TIFF
                                          GOVERNMENT   SHORT-TERM
                                           BOND FUND      FUND
ASSETS
Investments in securities, at
  value (a)(b)                            $81,627,653  $90,717,054
Cash                                              --       368,014
Receivables for:
  Capital stock sold                              --        83,146
  Interest                                   231,865         1,390
Prepaid expenses                                 760         2,900
                                          ------------------------
Total Assets                              81,860,278    91,172,504
                                          ------------------------

LIABILITIES
Payable for:
  Reverse repurchase agreements (Note
    5) (d)                                40,554,106            --
  Dividends from net investment income        20,807        35,457
Accrued expenses and other liabilities        72,928        64,464
                                          ------------------------
Total Liabilities                         40,647,841        99,921
                                          ------------------------

NET ASSETS                                $41,212,437  $91,072,583
                                          ========================

SHARES OUTSTANDING (C)                     4,223,261     9,300,927
                                          ========================

NET ASSET VALUE PER SHARE                 $     9.76   $      9.79
                                          ========================

COMPONENTS OF NET ASSETS:
  Capital stock                           $41,883,764  $94,119,035
  Distribution in excess of net
    investment income                        (20,807)      (14,132)
  Accumulated net realized loss on
    investments                             (940,869)   (3,007,737)
  Net unrealized appreciation
    (depreciation) on investments            290,349       (24,583)
                                          ------------------------
                                          $41,212,437  $91,072,583
                                          ========================
------------------------------------------------------------------
(a) Cost of investments                   $81,337,304  $90,741,637
(b) Includes repurchase agreements of     $40,579,510           --

(c)  Authorized 500,000,000 shares, par value $0.001 for each fund.
(d) Appendix F of the Notes to Financials details each funds' open reverse repurchase agreements at December 31, 2004.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS                 FOR THE YEAR ENDED DECEMBER 31, 2004

                                        TIFF          TIFF          TIFF
                                     MULTI-ASSET  INTERNATIONAL   US EQUITY
                                        FUND       EQUITY FUND      FUND
INVESTMENT INCOME
Interest                             $5,863,414    $   149,066   $   254,972
Dividends (a)                         5,628,193      3,839,297     2,501,854
                                     ---------------------------------------
Total Investment Income              11,491,607      3,988,363     2,756,826
                                     ---------------------------------------
OPERATING EXPENSES
Investment advisory fees              1,026,270        251,954       342,214
Money manager fees                    1,509,891      1,121,178       770,669
Custodian and accounting fees           556,692        322,999       211,923
Administration fees                     185,807         61,254        82,784
Member recordkeeping fees                21,730         10,600        14,377
Professional fees                       191,386        151,463       146,390
Operations monitoring agent fee         102,928         33,440        45,438
Insurance expense                        25,222          9,766        14,347
Registration and filing fees             36,697         17,880        18,293
Miscellaneous fees and expenses          80,993         45,000        39,045
                                     ---------------------------------------
  Total Operating Expenses            3,737,616      2,025,534     1,685,480
  Fee waivers/reimbursements
    (Note 3)                                 --        (26,619)      (16,379)
  Interest expense (Note 5)             269,777             --            --
                                     ---------------------------------------
  Net Operating Expenses              4,007,393      1,998,915     1,669,101
                                     ---------------------------------------
Net Investment Income (Loss)          7,484,214      1,989,448     1,087,725
                                     ---------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments (b)                    24,584,359     12,192,949    24,354,712
  Short sales                          (721,344)            --      (459,788)
  Financial futures contracts         7,621,287      2,971,264     1,024,646
  Forward currency contracts and
    foreign currency-related
    transactions                        682,494        566,455            --
  Payments by affiliates for losses
    relating to violations of
    restrictions (Note 3)                11,535             --            --
                                     ---------------------------------------
Net realized gain                    32,178,331     15,730,668    24,919,570
                                     ---------------------------------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) ON:
  Investments                        37,353,838     15,630,622       828,484
  Short sales                           (67,768)       (22,862)      232,705
  Financial futures contracts         1,659,012        513,198      (418,662)
  Forward currency contracts and
    other assets and liabilities
    and foreign currency-related
    transactions                        240,747          7,005            --
                                     ---------------------------------------
Net change in unrealized
  appreciation                       39,185,829     16,127,963       642,527
                                     ---------------------------------------
Net realized and unrealized gain     71,364,160     31,858,631    25,562,097
                                     ---------------------------------------
Net increase in net assets
  resulting from operations          $78,848,374   $33,848,079   $26,649,822
                                     =======================================
----------------------------------------------------------------------------
(a) Net of foreign withholding
  taxes of                           $  325,278    $   408,079   $     2,160
(b) Net of foreign withholding
  taxes                              $   21,001    $    60,491            --

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS                 FOR THE YEAR ENDED DECEMBER 31, 2004

                                             TIFF        TIFF
                                          GOVERNMENT  SHORT-TERM
                                          BOND FUND      FUND
INVESTMENT INCOME
Interest                                  $1,546,840  $1,668,770
                                          ----------------------
Total Investment Income                   1,546,840    1,668,770
                                          ----------------------
OPERATING EXPENSES
Investment advisory fees                     14,125       33,308
Money manager fees                           54,328      111,455
Custodian and accounting fees                39,815       46,710
Administration fees                          11,338       40,924
Member recordkeeping fees                     3,191       18,228
Professional fees                            49,959       83,109
Operations monitoring agent fee               5,620       22,868
Insurance expense                             2,437        9,992
Registration and filing fees                 21,355       21,955
Miscellaneous fees and expenses               6,347       16,478
                                          ----------------------
  Total Operating Expenses                  208,515      405,027
  Fee waivers/reimbursements (Note 3)       (14,206)     (58,030)
  Interest expense (Note 5)                 243,731           --
                                          ----------------------
  Net Operating Expenses                    438,040      346,997
                                          ----------------------
Net Investment Income                     1,108,800    1,321,773
                                          ----------------------
NET REALIZED GAIN (LOSS) ON:
  Investments                               (85,344)    (284,693)
  Financial futures contracts                    --       68,433
                                          ----------------------
Net realized loss                           (85,344)    (216,260)
                                          ----------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON:
  Investments                               155,737      (39,491)
                                          ----------------------
Net change in unrealized appreciation
  (depreciation)                            155,737      (39,491)
                                          ----------------------
Net realized and unrealized gain (loss)      70,393     (255,751)
                                          ----------------------
Net increase in net assets resulting
  from operations                         $1,179,193  $1,066,022
                                          ======================

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                           TIFF                 TIFF INTERNATIONAL
                                     MULTI-ASSET FUND              EQUITY FUND
                                --------------------------  --------------------------
                                    Year          Year          Year          Year
                                   Ended         Ended         Ended         Ended
                                 12/31/2004    12/31/2003    12/31/2004    12/31/2003
INCREASE IN NET ASSETS FROM
  OPERATIONS
Net investment income           $  7,484,214  $  4,833,109* $  1,989,448  $  1,932,455
Net realized gain (loss) on
  investments, short sales,
  financial futures contracts,
  forward currency contracts,
  and foreign currency-related
  transactions                    32,178,331     7,149,331    15,730,668      (495,751)
Net change in unrealized
  appreciation on investments,
  short sales, financial
  futures contracts, forward
  currency contracts, and
  translation of other assets
  and liabilities denominated
  in foreign currencies           39,185,829    64,040,508    16,127,963    48,641,639
                                ------------------------------------------------------
Net increase in net assets
  resulting from operations       78,848,374    76,022,948*   33,848,079    50,078,343
                                ------------------------------------------------------

DISTRIBUTIONS
From net investment income       (11,888,604)   (6,324,253)   (4,769,897)   (2,246,951)
From net realized gains          (26,646,233)           --            --            --
                                ------------------------------------------------------
Decrease in net assets
  resulting from distributions   (38,534,837)   (6,324,253)   (4,769,897)   (2,246,951)
                                ------------------------------------------------------

CAPITAL SHARE TRANSACTIONS,
  NET (SEE APPENDIX D)           243,392,628   101,859,694    (2,477,596)   (2,442,996)
                                ------------------------------------------------------
Total increase in net assets     283,706,165   171,558,389*   26,600,586    45,388,396

NET ASSETS
Beginning of year                422,094,125*  250,535,736   168,606,896   123,218,500
                                ------------------------------------------------------
End of year                     $705,800,290  $422,094,125* $195,207,482  $168,606,896
                                ======================================================

DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME             $ (8,689,807) $ (4,302,305) $ (2,397,496) $   (263,338)
--------------------------------------------------------------------------------------

  * Certain amounts for the year ended December 31, 2003 have been restated. See Note 12 of the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                         TIFF US                TIFF GOVERNMENT
                                       EQUITY FUND                 BOND FUND
                                --------------------------  ------------------------
                                    Year          Year         Year      Period From
                                   Ended         Ended         Ended     3/31/03* to
                                 12/31/2004    12/31/2003   12/31/2004   12/31/2003
INCREASE IN NET ASSETS FROM
  OPERATIONS
Net investment income           $  1,087,725  $    378,310  $1,108,800   $ 1,280,970
Net realized gain (loss) on
  investments, short sales and
  financial futures contracts     24,919,570    (1,618,276)    (85,344)     (855,525)
Net change in unrealized
  appreciation on investments,
  short sales and financial
  futures contracts                  642,527    64,717,708     155,737       134,612
                                ----------------------------------------------------
Net increase in net assets
  resulting from operations       26,649,822    63,477,742   1,179,193       560,057
                                ----------------------------------------------------

DISTRIBUTIONS
From net investment income        (1,754,170)     (367,023) (1,127,776)   (1,304,679)
                                ----------------------------------------------------
Decrease in net assets
  resulting from distributions    (1,754,170)     (367,023) (1,127,776)   (1,304,679)
                                ----------------------------------------------------

CAPITAL SHARE TRANSACTIONS,
  NET (SEE APPENDIX D)           (27,624,176)   (5,089,541)  3,250,215    38,655,427
                                ----------------------------------------------------
Total increase (decrease) in
  net assets                      (2,728,524)   58,021,178   3,301,632    37,910,805

NET ASSETS
Beginning of year                232,498,126   174,476,948  37,910,805            --
                                ----------------------------------------------------
End of year                     $229,769,602  $232,498,126  $41,212,437  $37,910,805
                                ====================================================

UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT
  INCOME                        $   (240,695) $    332,228  $  (20,807)  $   (13,327)
------------------------------------------------------------------------------------

  *  Commencement of Operations.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                                     TIFF
                                               SHORT-TERM FUND
                                          --------------------------
                                              Year          Year
                                             Ended         Ended
                                           12/31/2004    12/31/2003
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                     $  1,321,773  $  3,188,686
Net realized loss on investments and
  financial futures contracts                 (216,260)   (1,571,784)
Net change in unrealized depreciation on
  investments and financial futures
  contracts                                    (39,491)       (5,624)
                                          --------------------------
Net increase in net assets resulting
  from operations                            1,066,022     1,611,278
                                          --------------------------

DISTRIBUTIONS
From net investment income                  (1,396,540)   (4,146,040)
                                          --------------------------
Decrease in net assets resulting from
  distributions                             (1,396,540)   (4,146,040)
                                          --------------------------

CAPITAL SHARE TRANSACTIONS, NET (SEE
  APPENDIX D)                              (37,257,268)  (40,013,433)
                                          --------------------------
Total decrease in net assets               (37,587,786)  (42,548,195)

NET ASSETS
Beginning of year                          128,660,369   171,208,564
                                          --------------------------
End of year                               $ 91,072,583  $128,660,369
                                          ==========================

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS
  OF) NET INVESTMENT INCOME               $    (14,132) $     60,635
--------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CASH FLOWS                 FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        TIFF
                                                     GOVERNMENT
                                                      BOND FUND
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from
  operations                                        $   1,179,193
Adjustments to reconcile net increase in net
  assets resulting from
  operations to net cash used for operating
  activities:
  Investments purchased                              (125,587,215)
  Investments sold                                    122,391,221
  Purchase of short term investments, net             (13,250,565)
  Amortization of discount and premium, net                 6,859
  Increase in interest receivable                         (19,031)
  Increase in accrued expenses and other
    liabilities                                            25,946
  Increase in interest expense                             12,107
  Net change in unrealized depreciation on
    investments                                          (155,737)
  Net realized loss from investments                       85,344
                                                    -------------

Net cash used for operating activities                (15,311,878)
                                                    -------------

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
Proceeds from shares sold                              15,337,361
Shares redeemed                                       (12,946,974)
Cash distributions paid                                  (283,492)
Increase in payable for reverse repurchase
  agreements                                           13,204,983
                                                    -------------

Net cash provided by financing activities              15,311,878
                                                    -------------

NET INCREASE IN CASH                                            0
                                                    -------------
Cash at beginning of period                                     0
                                                    -------------
Cash at end of period                               $           0
                                                    =============
-----------------------------------------------------------------

Note: Non-cash financing activities not included herein consist of reinvestment of distributions of $859,828.
This Statement of Cash Flows has been included as required by Financial Accounting Standard (FAS) 95. The TIFF Multi-Asset, International Equity, US Equity, and Short-Term Funds are not required to present a Statement of Cash Flows pursuant to an exemption provided by FAS 102.

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND -- FINANCIAL HIGHLIGHTS

                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           12/31/04  12/31/03  12/31/02  12/31/01  12/31/00
For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $ 13.19   $ 10.61   $ 11.59   $ 12.18   $  13.41
                           ------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         0.20+     0.21      0.20      0.17       0.23
Net realized and
  unrealized gain (loss)
  on investments*             1.67      2.57     (0.96)    (0.59)      0.04
                           ------------------------------------------------
Total from investment
  operations                  1.87      2.78     (0.76)    (0.42)      0.27
                           ------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income        (0.28)    (0.22)    (0.24)    (0.17)     (0.28)
Net realized gains           (0.57)       --        --     (0.01)     (1.24)
                           ------------------------------------------------
Total distributions          (0.85)    (0.22)    (0.24)    (0.18)     (1.52)
                           ------------------------------------------------
Entry/exit fee per share
  (Note 6)                    0.03      0.02      0.02      0.01       0.02
                           ------------------------------------------------
Net asset value, end of
  year                     $ 14.24   $ 13.19   $ 10.61   $ 11.59   $  12.18
                           ================================================
TOTAL RETURN (A)            14.57%    26.65%    (6.33%)   (3.34%)     2.39%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $705,800  $422,094(b) $250,536 $208,441 $215,035
Ratio of expenses to
  average net assets         0.72%     0.72%(b)   0.76%    0.97%      0.94%
Ratio of expenses to
  average net assets,
  inclusive of interest
  expense                    0.77%     0.75%(b)      --       --         --
Ratio of net investment
  income to average net
  assets                     1.45%     1.57%(b)   1.44%    1.42%      1.67%
Portfolio turnover         103.35%   116.53%   128.81%   139.64%    156.15%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
(b) As a result of a revision to money manager fees accrued, certain amounts for the year ended December 31, 2003 have been changed from what was previously reported. The impact of this revision was a decrease to the ratio of net investment income to average net assets of 0.02% and a corresponding increase to the ratio of expenses to average net assets of 0.02%. See Note 12 of the Notes to Financial Statements.
  *  Includes foreign currency-related transactions.
  +  Calculation based on average shares outstanding.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           12/31/04  12/31/03  12/31/02  12/31/01  12/31/00
For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $ 11.16   $  8.02   $  9.09   $ 11.25   $  13.58
                           ------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         0.15      0.16      0.06      0.07       0.12
Net realized and
  unrealized gain (loss)
  on investments*             2.31      3.13     (1.08)    (2.05)     (1.74)
                           ------------------------------------------------
Total from investment
  operations                  2.46      3.29     (1.02)    (1.98)     (1.62)
                           ------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income        (0.34)    (0.15)    (0.05)    (0.03)     (0.08)
Net realized gains              --        --        --     (0.12)     (0.65)
Return of capital               --        --        --     (0.04)        --
                           ------------------------------------------------
Total distributions          (0.34)    (0.15)    (0.05)    (0.19)     (0.73)
                           ------------------------------------------------
Entry/exit fee per share
  (Note 6)                    0.02        --#       --#     0.01       0.02
                           ------------------------------------------------
Net asset value, end of
  year                     $ 13.30   $ 11.16   $  8.02   $  9.09   $  11.25
                           ================================================
TOTAL RETURN (A)            22.51%    41.33%   (11.24%)  (17.49%)   (11.66%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $195,207  $168,607  $123,219  $142,396  $181,110
Ratio of expenses to
  average net assets         1.19%     1.17%     1.38%     1.40%      1.16%
Ratio of expenses before
  expense waivers            1.21%     1.17%     1.38%     1.40%      1.16%
Ratio of net investment
  income to average net
  assets                     1.18%     1.41%     0.67%     0.68%      0.99%
Portfolio turnover          55.17%    48.98%    48.07%    54.96%     62.04%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
  *  Includes foreign currency-related transactions.
  #  Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND -- FINANCIAL HIGHLIGHTS

                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           12/31/04  12/31/03  12/31/02  12/31/01  12/31/00
For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $ 12.95   $  9.59   $ 12.08   $ 12.96   $  15.78
                           ------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         0.07      0.02        --#     0.01       0.12
Net realized and
  unrealized gain (loss)
  on investments              1.57      3.36     (2.49)    (0.85)     (0.61)
                           ------------------------------------------------
Total from investment
  operations                  1.64      3.38     (2.49)    (0.84)     (0.49)
                           ------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income        (0.11)    (0.02)       --     (0.03)     (0.10)
Net realized gains              --        --        --        --      (2.24)
Return of capital               --        --        --     (0.01)        --
                           ------------------------------------------------
Total distributions          (0.11)    (0.02)       --     (0.04)     (2.34)
                           ------------------------------------------------
Entry/exit fee per share
  (Note 6)                    0.01        --#       --#       --#      0.01
                           ------------------------------------------------
Net asset value, end of
  year                     $ 14.49   $ 12.95   $  9.59   $ 12.08   $  12.96
                           ================================================
TOTAL RETURN (A)            12.75%    35.24%   (20.61%)   (6.51%)    (2.67%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $229,770  $232,498  $174,477  $217,578  $242,806
Ratio of expenses to
  average net assets         0.73%     0.85%     1.22%     1.28%      0.79%
Ratio of expenses before
  expense waivers            0.74%     0.85%     1.22%     1.28%      0.79%
Ratio of net investment
  income to average net
  assets                     0.48%     0.19%        --#    0.07%      0.82%
Portfolio turnover          57.49%    60.32%    60.45%   103.40%     88.20%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
  #  Rounds to less than 0.01% or $0.01 as applicable.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF GOVERNMENT BOND FUND -- FINANCIAL HIGHLIGHTS

                                            Year       Period
                                           Ended    from 3/31/03*
                                          12/31/04   to 12/31/03
For a share outstanding throughout each
  period
Net asset value, beginning of period      $  9.72     $  10.00
                                          -----------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                        0.39         0.29
Net realized and unrealized gain (loss)
  on investments                             0.04        (0.27)
                                          -----------------------
Total from investment operations             0.43         0.02
                                          -----------------------
LESS DISTRIBUTIONS FROM
Net investment income                       (0.39)       (0.30)
                                          -----------------------
Net asset value, end of period            $  9.76     $   9.72
                                          =======================
TOTAL RETURN (A)                            4.48%        0.20%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)          $41,212     $ 37,911
Ratio of expenses to average net assets,
  exclusive of interest expense             0.69%        0.46%(b)
Ratio of expenses to average net assets,
  inclusive of interest expense             1.55%        0.99%(b)
Ratio of expenses to average net assets
  before expense waivers, inclusive of
  interest expense                          1.60%        1.05%(b)
Ratio of net investment income to
  average net assets                        3.93%        3.93%(b)
Portfolio turnover                        419.77%      322.22%(c)

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and would have been lower had certain expenses not been waived.
(b)  Annualized.
(c)  Not annualized.
  *  Commencement of Operations.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND -- FINANCIAL HIGHLIGHTS

                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           12/31/04  12/31/03  12/31/02  12/31/01  12/31/00
For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $  9.83   $  9.97   $ 10.02   $ 10.00   $   9.94
                           ------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         0.12      0.16      0.24      0.47       0.60
Net realized and
  unrealized gain (loss)
  on investments             (0.03)    (0.07)    (0.03)     0.04       0.06
                           ------------------------------------------------
Total from investment
  operations                  0.09      0.09      0.21      0.51       0.66
                           ------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income        (0.13)    (0.23)    (0.24)    (0.47)     (0.60)
Net realized gains              --        --        --     (0.02)        --
Return of capital               --        --     (0.02)    (0.00)#       --
                           ------------------------------------------------
Total distributions          (0.13)    (0.23)    (0.26)    (0.49)     (0.60)
                           ------------------------------------------------
Net asset value, end of
  year                     $  9.79   $  9.83   $  9.97   $ 10.02   $  10.00
                           ================================================
TOTAL RETURN (A)             0.92%     0.88%     2.11%     5.29%      6.86%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $91,073   $128,660  $171,209  $93,882   $ 76,835
Ratio of expenses to
  average net assets         0.31%     0.35%     0.35%     0.35%      0.35%
Ratio of expenses to
  average net assets
  before expense waivers     0.36%     0.39%     0.38%     0.40%      0.43%
Ratio of net investment
  income to average net
  assets                     1.19%     1.76%     2.30%     4.75%      6.07%
Portfolio turnover           0.00%(b) 288.22%   87.15%   145.69%    267.48%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and would have been lower had certain expenses not been waived.
(b) Due to change in investment policies the fund no longer purchases or sells securities with greater than one year to maturity; therefore under SEC rules for the calculation of portfolio turnover, the transactions entered into by the fund do not count as portfolio turnover.
  #  Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2004
1.  ORGANIZATION

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has five active funds: TIFF Multi-Asset Fund ("Multi-Asset"), TIFF International Equity Fund ("International Equity"), TIFF US Equity Fund ("US Equity"), TIFF Government Bond Fund ("Government Bond"), and TIFF Short-Term Fund ("Short-Term"), collectively referred to as the "funds."

INVESTMENT OBJECTIVES

  ------------------------------------------------------------------------------------------------------
  FUND                                                INVESTMENT OBJECTIVES
  ------------------------------------------------------------------------------------------------------
  Multi-Asset                                         Attain a growing stream of current income and
                                                      appreciation of principal that at least offsets
                                                      inflation.

  International Equity                                Attain appreciation of principal that at least
                                                      offsets inflation.

  US Equity                                           Attain a growing stream of current income and
                                                      appreciation of principal that at least offsets
                                                      inflation.

  Government Bond                                     Attain as high a rate of current income as is
                                                      consistent with maintaining liquidity and to
                                                      provide a hedge against deflation-induced declines
                                                      in common stock prices and dividend streams.

  Short-Term                                          Attain as high a rate of current income as is
                                                      consistent with ensuring that the fund's risk of
                                                      principal loss does not exceed that of a portfolio
                                                      invested in six-month US Treasury bills.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of asset and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

VALUATION OF INVESTMENTS

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services and are deemed representative of market values at the close. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase was greater than 60 days. Exchange-traded and over-the-counter options and futures contracts are valued at the closing settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open future and option sales contracts). Forward foreign currency exchange contracts are valued at the estimated current cost of covering or offsetting the contracts. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset value of the funds is determined will not be reflected in the funds' calculation of the net asset value unless the funds' valuation committee believes that the particular event would materially affect net asset value, in which case adjustments would be made.

Certain funds invest in private investment funds formed for the purpose of earning returns from alternative investment strategies. Private investment interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investments fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the fund values its interests in private investment funds at "fair value." In accordance with these procedures, fair value of private investment interests ordinarily is based on the "estimated" value of the private investment fund, as provided to the fund by the management of the private investment fund. Fair value is intended to represent a good faith approximation of the amount that the fund could reasonably expect to receive from the private investment fund if the fund's interest in the private investment were sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable. In the unlikely event that the private investments fund does not provide a value to the fund on a timely basis, the fund would determine the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment, as well as any other relevant information reasonably available at the time the fund values its portfolio. The fair values of the private investment fund are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by TIP's board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2004
market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. At December 31, 2004, the aggregate amount of securities fair valued, including the private investment funds referenced above, were as follows:

  -----------------------------------------------------------------------
  FUND                                         AMOUNT     % OF NET ASSETS
  -----------------------------------------------------------------------
  Multi-Asset                               $164,229,758         23.27%
  International Equity                        15,432,196          7.91%
  US Equity                                   51,108,022         22.24%

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed). Interest income and expenses are recorded on an accrual basis. The funds accrete discount or amortize premium using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The funds recognize paydown gains and losses for such securities and reflect them in investment income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the funds, using reasonable diligence, become aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

INCOME TAXES

There is no provision for federal income or excise tax since each fund has elected to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income. The funds may be subject to foreign taxes on income, gains on investments, or currency repatriation. The funds accrue such taxes, as applicable, as a reduction from the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

EXPENSES

Expenses directly attributable to a fund are charged to that fund's operations; expenses that are applicable to all funds are allocated among them based on their relative average daily net assets.

DIVIDENDS TO MEMBERS

It is the policy of all funds to declare dividends according to the following schedule:

  -----------------------------------------------------------------------------------------
                                            DIVIDENDS FROM NET
  FUND                                      INVESTMENT INCOME   CAPITAL GAINS DISTRIBUTIONS
  -----------------------------------------------------------------------------------------
  Multi-Asset                                       Quarterly            Annually
  International Equity                          Semi-annually            Annually
  US Equity                                         Quarterly            Annually
  Government Bond                                     Monthly            Annually
  Short-Term                                          Monthly            Annually

The Multi-Asset Fund has adopted a managed distribution policy that aims, on a best efforts basis, to distribute approximately 5% of its net assets in the form of dividends and distributions each year. Pursuant to this policy, the fund may make distributions that are ultimately characterized as return of capital.

Dividends from net short-term capital gains and net long-term capital gains of each fund, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

During the year ended December 31, 2004, the funds reclassified for book purposes amounts arising from permanent book/tax differences primarily relating to realized foreign currency gains (losses), investments in passive foreign investment companies, and investments in investment partnerships. At
December 31, 2004, the components of distributable earnings on a tax basis detailed below differ from the amounts reflected in the

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2004
Statement of Assets and Liabilities by temporary book/tax differences largely arising from wash sales, post October losses, partnership income, passive foreign investment companies, and financial futures transactions.

  --------------------------------------------------------------------------------------------
                                                        UNDISTRIBUTED
                                       UNDISTRIBUTED      LONG-TERM           UNREALIZED
                                         ORDINARY     GAIN/CAPITAL LOSS      APPRECIATION
                                          INCOME         CARRYOVER)       (DEPRECIATION) (F)
  --------------------------------------------------------------------------------------------
  Multi-Asset                           $2,711,031      $  4,757,121(a)       $86,175,827
  International Equity                   2,176,033       (13,564,186)(b)       45,911,913
  US Equity                                303,411          (349,010)(c)       40,291,089
  Government Bond                               --          (940,389)(d)          289,869
  Short-Term                                    --        (2,875,053)(e)          (33,503)

-------------

(a) During the year ended December 31, 2004, the Multi-Asset Fund utilized $5,814,949 of capital loss carryover.
(b) Represents capital loss carryovers of $11,172,348 and $2,391,838 which will expire December 31, 2010, and December 31, 2011, respectively. During the year ended December 31, 2004, the International Equity Fund utilized $15,137,570 of capital loss carryover.
(c)  Represents capital loss carryovers of $349,010 which will expire
     December 31, 2011. During the year ended December 31, 2004, the US Equity Fund utilized $24,776,776 of capital loss carryover.
(d) Represents capital loss carryover of $855,045 and $85,344 which will expire December 31, 2011, and December 31, 2012, respectively.
(e) Represents capital loss carryover of $1,516,883 , and $1,358,170 which will expire December 31, 2011, and December 31, 2012, respectively.
(f) Includes unrealized appreciation on investments, short sales, derivatives, and foreign currency-denominated assets and liabilities, if any.

Foreign exchange losses and realized capital losses incurred after October 31, 2004, but before December 31, 2004, are deemed to arise on the first business day of the following year. Accordingly, the Short-Term Fund incurred and elected to defer net realized capital losses of approximately $123,764.

The amount and character of tax distributions paid during the year ended December 31, 2004, are detailed below. Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes.

  -------------------------------------------------------------------------
                                        ORDINARY     LONG-TERM    RETURN OF
                                         INCOME     CAPITAL GAIN   CAPITAL
  -------------------------------------------------------------------------
  Multi-Asset                          $21,463,068  $17,071,769    $   --
  International Equity                   4,769,897           --        --
  US Equity                              1,754,170           --        --
  Government Bond                        1,119,741           --     8,035
  Short-Term                             1,396,540           --        --

FOREIGN CURRENCY TRANSLATION

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

 (i) the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date and

(ii) purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net unrealized foreign currency gain or loss is included in the Statement of Operations.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

FORWARD CURRENCY CONTRACTS

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2004
a forward currency contract is extinguished through delivery or by entry into a closing contract, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the time of purchase and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Appendix B of the Notes to Financial Statements details each fund's outstanding forward currency contracts at December 31, 2004.

FINANCIAL FUTURES CONTRACTS

Certain funds are engaged in trading financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss in the Statement of Operations. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds' exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, an illiquid secondary market for the contracts, or counterparties not performing under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Appendix C of the Notes to Financial Statements details each fund's open futures contracts at December 31, 2004.

SHORT SELLING

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In "short selling," a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

OPTIONS

When a fund purchases an option, an amount equal to the premium paid by the fund is included in the fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the fund realizes a loss in the amount of the premium originally paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the fund is reduced by the premium received. The fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2004

Each fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund's exposure to the underlying instrument and may serve as hedges for other fund investments.

NET ASSET VALUE

The net asset value per share is calculated on a daily basis by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the fund.

3.  INVESTMENT ADVISORY AGREEMENT AND MONEY MANAGER AGREEMENTS

TIP's board of directors has approved investment advisory agreements with TIFF Advisory Services ("TAS"). Each fund pays TAS a maximum monthly fee calculated by applying the following annual rates to such fund's average daily net assets for the month:

  ----------------------------------------------------------------------------------
                             MULTI-  INTERNATIONAL      US      GOVERNMENT   SHORT-
  ASSETS                     ASSET      EQUITY        EQUITY       BOND       TERM
  ----------------------------------------------------------------------------------
  On the first $500 million  0.20%         0.15%       0.15%        0.05%     0.03%
  On the next $500 million   0.18%         0.13%       0.13%        0.05%     0.03%
  On the next $500 million   0.15%         0.11%       0.11%        0.04%     0.02%
  On the next $500 million   0.13%         0.09%       0.09%        0.04%     0.02%
  On the next $500 million   0.11%         0.07%       0.07%        0.03%     0.01%
  On the remainder (> $2.5
    billion)                 0.09%         0.05%       0.05%        0.03%     0.01%

TIP's board of directors has approved money manager agreements with each of the money managers. Money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upward or downward, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain money managers, however, will receive management fees equal to a flat percentage per annum of the assets under management with a single rate or on a descending scale.

Appendix A of the Notes to Financial Statements identifies money managers who provide services to the funds and the minimum, maximum, and effective fee rates applicable during the year ended December 31, 2004. Unless otherwise indicated, the management fee received by a money manager varies based on the money manager's investment performance.

On October 6, 2004 the Multi-Asset Fund acquired a short position that was in excess of the money manager's investment guidelines limiting the total short exposure. The excess short position had an unrealized loss on October 25, 2004 totaling $11,535 which was subsequently reimbursed to the fund on November 17, 2004. After October 25, 2004, the money manager was no longer in excess of the restriction.

At December 31, 2004 International Equity Fund acquired a short position in excess of the fund's fundamental investment limitations. The fund covered the short position on January 3, 2005. The securities in excess of the limitation had a realized loss of $10,300, and this amount was reimbursed to the fund by the investment advisor on February 14, 2005.

During the year ended December 31, 2004, the investment advisor voluntarily waived fees of $26,619, $16,379 and $14,206 in the International Equity Fund, US Equity Fund and Government Bond Fund respectively. During the six months ended June 30, 2004, the investment advisor and money manager voluntarily waived fees in the Short Term Fund as needed to cap the total operating expenses of the fund at 0.35%, waiving fees of $17,209 and $40,821, respectively. Effective July 1, 2004, the investment advisor became fund's sole manager and ceased waiving its fees. There are no recapture agreements in place for fees that have been waived.

With respect to funds' investments in other registered investment companies, private investment funds, investment partnerships, and other commingled investment vehicles, the funds bear their ratable share of each such entity's expenses and would also be subject to their share of the management and performance fees, if any, charged by such entity. The funds' share of management and performance fees charged by such entities is in addition to fees paid by the respective fund to TAS and money managers.

Pursuant to an Operations Monitoring Agent Agreement effective August 15, 2003, EOS Fund Services LLC ("EOS"), two employees of which serve as officers of TIP, earns a fee for providing operations monitoring services to TIP as well as to other investment vehicles offered by TIP's investment advisor according to the following schedule: 0.02% of the first $3.5 billion of the aggregated average daily net assets of TIP and the other vehicles, 0.015% thereafter up to $5 billion, 0.01% thereafter up to $7.5 billion, 0.0075% thereafter up to $10 billion, and 0.005% on assets over $10 billion. Pursuant to an Administration Agreement effective August 15, 2003, Investors Bank & Trust Company ("IBT") earns a fee for providing fund administration services to TIP according to the following schedule: 0.05% of the first $300 million of the average daily net assets of TIP, 0.03% thereafter up to $3 billion, and 0.025% on assets over $3 billion. IBT also serves as TIP's custodian and accounting and transfer agent. Fees paid for services rendered by IBT are based upon assets of TIP and on transactions entered into by TIP during the period. Fees for such services paid to IBT by TIP are reflected as administration fees, custodian and accounting fees, and shareholder recordkeeping fees in the Statement of Operations.

Pursuant to TIP's exemptive order obtained from the Securities and Exchange Commission, shareholder approval of money manager agreements and material changes to such agreements is not required.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2004

4.  INVESTMENT TRANSACTIONS

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the period ended December 31, 2004, were as follows:

                          NON-US GOVERNMENT SECURITIES

  --------------------------------------------------------------------
  FUND                                       PURCHASES       SALES
  --------------------------------------------------------------------
  Multi-Asset                               $417,506,984  $467,058,586
  International Equity                        83,606,875    84,172,946
  US Equity                                  159,154,144   116,390,632

                            US GOVERNMENT SECURITIES

  --------------------------------------------------------------------
  FUND                                       PURCHASES       SALES
  --------------------------------------------------------------------
  Multi-Asset                               $311,146,979  $ 15,879,657
  Government Bond                            125,587,215   122,391,221

For federal income tax purposes, the cost of securities owned at December 31, 2004, the aggregate gross unrealized appreciation (depreciation) and the net unrealized appreciation (depreciation) on securities owned and securities sold short at December 31, 2004, for each fund are as follows:

  ------------------------------------------------------------------------------------------
                                     GROSS         GROSS      APPRECIATION/   NET UNREALIZED
  FUND                            APPRECIATION  DEPRECIATION  (DEPRECIATION)       COST
  ------------------------------------------------------------------------------------------
  Multi-Asset                     $98,204,238   $(1,981,832)   $85,096,756     $676,348,366
  International Equity             52,241,990    (2,881,419)    45,205,210      161,032,559
  US Equity                        45,856,832    (5,021,637)    40,291,089      190,012,639
  Government Bond                     289,869            --        289,869       81,337,784
  Short-Term                               --       (33,503)       (33,503)      90,750,557

5.  REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in US government securities and assest-backed securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Appendix F of the Notes to Financial Statements details each fund's open reverse repurchase agreements at December 31, 2004.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by the fund's board of directors on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with its custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6.  CAPITAL SHARE TRANSACTIONS

As of December 31, 2004, each fund had 500,000,000 shares of $0.001 par value capital stock authorized. The funds may charge entry or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the Multi-Asset Fund assesses entry and exit fees of 0.50% of capital invested or redeemed; the International Equity Fund assesses entry and exit fees of 0.75%; and the US Equity Fund assesses entry and exit fees of 0.25%. These fees, which are paid to the funds directly, not to TAS or other vendors supplying services to the funds, are designed to allocate transaction costs associated with purchases and redemptions of a fund's shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS's discretion when the purchase or redemption will not result in significant transaction costs for the affected fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the funds and included in proceeds from shares sold or deducted from distributions for redemptions. Transactions in capital stock are listed in Appendix D of the Notes to Financial Statements.

7.  DELAYED DELIVERY TRANSACTIONS

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund enters into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2004
underlying securities, generally according to the procedures described under VALUATION OF INVESTMENTS above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio, the fund may dispose of a commitment prior to settlement if the funds' money managers deem it appropriate to do so.

The Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under VALUATION OF INVESTMENTS above. The contract is marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

8.  CONCENTRATION OF RISKS

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and interest rate and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate changes. Although this fund generally maintains a diversified portfolio, the ability of the issuers of the funds' portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset, International Equity and US Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the funds' investment in emerging markets debt securities is limited, the yields of these obligations reflect perceived credit risk.

9.  FUNDAMENTAL MEMBERS

The schedule below shows the number of members each owning 10% or more of a fund and the total percentage of the fund held by such members as of December 31, 2004.

  ----------------------------------------------------------------
  FUND                                      NUMBER  % OF FUND HELD
  ----------------------------------------------------------------
  International Equity                          1            39
  US Equity                                     3            37
  Government Bond                               3            68
  Short-Term                                    2            35

From time to time, a fund may have members that hold significant portions of the respective fund's outstanding shares. Investment activities of such members could have a material impact on those funds.

10.  RESTRICTED SECURITIES

Restricted securities that were held by the funds at December 31, 2004, were valued in accordance with the Valuation of Investments section as described in
Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

Appendix E of the Notes to Financial Statements details each fund's restricted securities at December 31, 2004.

11.  SUBSEQUENT EVENT

Martingale Asset Management, LP, resigned as a money manager for the TIFF US Equity Fund effective January 31, 2005.

12.  RESTATEMENT OF FINANCIAL INFORMATION

As a result of a revision to money manager performance fees in Multi-Asset Fund, certain amounts for the year ended December 31, 2003 have been restated from what was previously reported. Net investment income for the fund decreased by $67,614, with a corresponding increase to expenses. The reclassification has no impact on net assets per share.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2004

                                   APPENDIX A

                 MONEY MANAGER FEE AS PERCENT OF ASSETS MANAGED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                       EFFECTIVE
                                     MINIMUM  MAXIMUM  FEE RATE

TIFF MULTI-ASSET FUND

Aronson+Johnson+Ortiz, LP (a)          0.10     0.80      0.25
Harding, Loevner Management, LP
  (a)(d)                               0.10     1.50      0.10
Marathon Asset Management, LLP (a)     0.15     1.60      1.20
Mondrian Investment Partners
  Limited                              0.30     0.50      0.48
K.G. Redding & Associates, LLC (a)     0.50     2.50      0.53
Smith Breeden Associates, Inc. (a)     0.10     0.85      0.22
Wellington Management Company, LP      0.35     0.45      0.45

TIFF INTERNATIONAL EQUITY FUND

Harding, Loevner Management, LP
  (a)(d)                               0.10     1.50      0.11
Marathon Asset Management, LLP (a)     0.15     1.60      1.06
Mondrian Investment Partners
  Limited                              0.33     0.55      0.55

TIFF US EQUITY FUND

Aronson+Johnson+Ortiz, LP (a)          0.10     0.80      0.25
Martingale Asset Management, LLP
  (b)                                  0.05     0.10      0.09
Palo Alto Investors (a)(d)             0.10     2.00      2.02
Shapiro Capital Management
  Company, Inc. (a)                    0.50     0.95      0.62
Westport Asset Management, Inc. (a)    0.15     2.00      0.14

TIFF GOVERNMENT BOND FUND

Smith Breeden Associates, Inc. (a)     0.10     0.85      0.19

TIFF SHORT-TERM FUND

Fischer Francis Trees &
  Watts, Inc. (b)(c)(d)                0.15     0.20      0.12
----------------------------------------------------------------

(a) Money manager receives a fee that includes a performance component. The effective fee may fall outside of the minimum maximum range because performance fees are based on assets and performance from a period prior to when they are accrued.
(b)  Money manager receives a fee based on assets of the entire fund.
(c) Money manager has agreed voluntarily to waive a portion of its fee, and the effective rate is after such waiver.
(d) The money manager was defunded during the period. The effective fee rate is based on the period prior to defunding and is annualized.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2004

                                   APPENDIX B

            OPEN FORWARD CURRENCY CONTRACTS AS OF DECEMBER 31, 2004

CONTRACT                                          US DOLLAR          FOREIGN CURRENCY    UNREALIZED APPRECIATION/
AMOUNT                DESCRIPTION            RECEIVABLE/(PAYABLE)  RECEIVABLE/(PAYABLE)       (DEPRECIATION)

             MULTI-ASSET FUND

             BUY CONTRACTS
  9,947,742  Euro settling on 03/16/05           $(13,167,329)         $13,531,478              $ 364,149

             SELL CONTRACTS
             British Pound settling on
  3,213,000  01/31/05                               5,867,689           (6,156,942)              (289,253)
                                                                                                ---------
                                                                                                $  74,896
                                                                                                =========

             INTERNATIONAL EQUITY FUND

             BUY CONTRACTS
  6,279,581  Euro settling on 03/16/05           $ (8,311,968)         $ 8,541,839              $ 229,871

             SELL CONTRACTS
             British Pound settling on
  2,990,000  01/31/05                               5,496,079           (5,729,615)              (233,536)
                                                                                                ---------
                                                                                                $  (3,665)
                                                                                                =========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2004

                                   APPENDIX C

            OPEN FINANCIAL FUTURES CONTRACTS AS OF DECEMBER 31, 2004

                                                                                UNREALIZED
NUMBER OF                                      COST/           VALUE AT       APPRECIATION/
CONTRACTS                TYPE                (PROCEEDS)   DECEMBER 31, 2004   (DEPRECIATION)
            MULTI-ASSET FUND
            LONG FINANCIAL FUTURES CONTRACTS
     36     January 2005 CAC40              $  1,866,059     $  1,867,283      $     1,224
    218     March 2005 Topix Index            23,477,527       24,412,511          934,984
            March 2005 Swiss Franc
     71     Currency                           7,722,175        7,806,450           84,275
    246     March 2005 Japanese Yen           29,531,750       30,125,775          594,025
     37     March 2005 Canadian Dollar         3,018,200        3,079,140           60,940
     74     March 2005 Swiss Market Index      3,666,001        3,696,421           30,420
     61     March 2005 S&P 500 Index          18,502,350       18,508,925            6,575
     35     March 2005 S&P TSE 60 Index        2,955,640        2,996,536           40,896
    101     March 2005 FTSE 100 Index          9,187,450        9,302,830          115,380
     11     March 2005 S&P MIB Index           2,282,011        2,306,382           24,371
     18     March 2005 DAX Index               2,596,507        2,613,022           16,515
    305     March 2005 MSCI Pan Euro           7,128,138        7,145,550           17,412
                                                                               -----------
                                                                                 1,927,017
                                                                               -----------
            SHORT FINANCIAL FUTURES CONTRACTS
      2     March 2005 90-Day Eurodollar    $   (485,406)    $   (485,475)             (69)
            March 2005 2-Year US Treasury
      6     Note                              (1,259,512)      (1,257,563)           1,949
            March 2005 5-Year US Treasury
      9     Note                                (987,649)        (985,781)           1,868
      2     June 2005 90-Day Eurodollar         (483,530)        (484,125)            (595)
            September 2005 90-Day
      2     Eurodollar                          (481,930)        (483,050)          (1,120)
            December 2005 90-Day
      2     Eurodollar                          (480,568)        (482,200)          (1,632)
      2     March 2006 90-Day Eurodollar        (479,343)        (481,625)          (2,282)
      2     June 2006 90-Day Eurodollar         (478,155)        (481,125)          (2,970)
            September 2006 90-Day
      2     Eurodollar                          (477,068)        (480,650)          (3,582)
            December 2006 90-Day
      2     Eurodollar                          (476,005)        (480,175)          (4,170)
      2     March 2007 90-Day Eurodollar        (475,093)        (479,775)          (4,682)
      2     June 2007 90-Day Eurodollar         (474,205)        (479,350)          (5,145)
            September 2007 90-Day
      2     Eurodollar                          (473,405)        (478,925)          (5,520)
                                                                               -----------
                                                                                   (27,950)
                                                                               -----------
                                                                               $ 1,899,067
                                                                               ===========
            INTERNATIONAL EQUITY FUND

            LONG FINANCIAL FUTURES CONTRACTS
     34     January 2005 CAC40              $  1,762,389     $  1,763,545      $     1,156
    131     March 2005 Topix Index            14,114,062       14,669,900          555,838
            March 2005 Swiss Franc
     56     Currency                           6,090,700        6,157,200           66,500
     50     March 2005 British Pound           5,968,750        5,959,687           (9,063)
     93     March 2005 Japanese Yen           11,164,250       11,389,013          224,763
     80     March 2005 Canadian Dollar         6,526,000        6,657,600          131,600
     43     March 2005 Swiss Market Index      2,127,499        2,147,920           20,421
     80     March 2005 S&P TSE 60 Index        6,755,749        6,849,226           93,477
     20     March 2005 FTSE 100 Index          1,810,272        1,842,144           31,872
      9     March 2005 S&P MIB Index           1,871,076        1,887,040           15,964
     14     March 2005 DAX Index               2,021,408        2,032,351           10,943
    270     March 2005 MSCI Pan Euro           6,312,873        6,325,569           12,696
                                                                               -----------
                                                                               $ 1,156,167
                                                                               ===========
            US EQUITY FUND
            LONG FINANCIAL FUTURES CONTRACTS
    208     March 2005 S&P 500 Index        $ 62,721,775     $ 63,112,400      $   390,625
                                                                               -----------
            SHORT FINANCIAL FUTURES CONTRACTS
     79     March 2005 Russell 2000 Index   $(25,488,000)    $(25,831,025)        (343,025)
                                                                               -----------
                                                                               $    47,600
                                                                               ===========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2004

                                   APPENDIX D

                           CAPITAL SHARE TRANSACTIONS

                           YEAR ENDED DECEMBER 31, 2004    YEAR ENDED DECEMBER 31, 2003
                             SHARES          AMOUNT          SHARES          AMOUNT

MULTI-ASSET FUND
             Shares Sold    16,428,996    $ 226,013,207      8,805,854    $ 105,845,547
       Shares Reinvested     2,278,317       31,982,668        358,000        4,241,737
               Entry Fee            --        1,132,705             --          525,469
                Exit Fee            --           78,571             --           43,971
                           -----------    -------------    -----------    -------------
                Subtotal    18,707,313      259,207,151      9,163,854      110,656,724
         Shares Redeemed    (1,155,371)     (15,814,523)      (769,437)      (8,797,030)
                           -----------    -------------    -----------    -------------
            Net Increase    17,551,942    $ 243,392,628      8,394,417    $ 101,859,694
                           ===========    =============    ===========    =============

INTERNATIONAL EQUITY FUND
             Shares Sold     1,765,931    $  21,148,740        266,978    $   2,303,964
       Shares Reinvested       311,505        3,771,130        190,249        1,811,662
               Entry Fee            --          159,814             --           23,078
                Exit Fee            --          208,242             --           42,025
                           -----------    -------------    -----------    -------------
                Subtotal     2,077,436       25,287,926        457,227        4,182,729
         Shares Redeemed    (2,499,751)     (27,765,522)      (717,312)      (6,625,725)
                           -----------    -------------    -----------    -------------
            Net Decrease      (422,315)   $  (2,477,596)      (260,085)   $  (2,442,996)
                           ===========    =============    ===========    =============

US EQUITY FUND
             Shares Sold     1,979,073    $  26,465,253      1,526,987    $  15,449,240
       Shares Reinvested        69,249          971,286         15,057          194,844
               Entry Fee            --           66,329             --           38,694
                Exit Fee            --          138,162             --           52,029
                           -----------    -------------    -----------    -------------
                Subtotal     2,048,322       27,641,030      1,542,044       15,734,807
         Shares Redeemed    (4,152,411)     (55,265,206)    (1,779,775)     (20,824,348)
                           -----------    -------------    -----------    -------------
            Net Decrease    (2,104,089)   $ (27,624,176)      (237,731)   $  (5,089,541)
                           ===========    =============    ===========    =============

GOVERNMENT BOND FUND
             Shares Sold     1,567,824    $  15,337,361      5,563,050    $  55,607,234
       Shares Reinvested        88,359          859,828        103,937        1,024,696
                           -----------    -------------    -----------    -------------
                Subtotal     1,656,183       16,197,189      5,666,987       56,631,930
         Shares Redeemed    (1,334,820)     (12,946,974)    (1,765,089)     (17,976,503)
                           -----------    -------------    -----------    -------------
            Net Increase       321,363    $   3,250,215      3,901,898    $  38,655,427
                           ===========    =============    ===========    =============

SHORT-TERM FUND
             Shares Sold    15,530,979    $ 152,583,665     19,041,316    $ 188,680,415
       Shares Reinvested       122,207        1,199,051        375,363        3,716,821
                           -----------    -------------    -----------    -------------
                Subtotal    15,653,186      153,782,716     19,416,679      192,397,236
         Shares Redeemed   (19,445,181)    (191,039,984)   (23,501,848)    (232,410,669)
                           -----------    -------------    -----------    -------------
            Net Decrease    (3,791,995)   $ (37,257,268)    (4,085,169)   $ (40,013,433)
                           ===========    =============    ===========    =============

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2004

                                   APPENDIX E

                 RESTRICTED SECURITIES AS OF DECEMBER 31, 2004

The following restricted securities were held by the funds as of December 31, 2004, and were valued in accordance with the VALUATION OF INVESTMENTS as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

                                     INVESTMENT                                DATE OF ACQUISITION           COST

MULTI-ASSET FUND                     Bessent Global Fund, LP                   07/31/03 - 07/31/04        $ 7,000,000
                                     Canyon Value Realization Fund, LP         06/01/96 - 06/30/03         13,797,935
                                     Farallon Capital Institutional
                                     Partners, LP                              04/01/95 - 12/31/97          7,746,138
                                     Freeman Fair Value Fund I, LP                   09/30/04              40,000,000
                                     Gramercy Capital Corp                           12/03/04               1,925,605
                                     Lone Picea, LP                                  01/02/03               2,279,000
                                     Lone Redwood, LP                                12/31/97               2,534,161
                                     Maverick Fund USA, Ltd.                   12/31/02 - 08/31/04         20,000,000
                                     OZ Domestic Partners, LP                  12/31/01 - 09/30/03          9,000,000
                                     Regiment Capital Ltd.                           06/30/03               6,000,000
                                     Tosca                                      12/30/03 - 7/31/04         11,000,000

INTERNATIONAL EQUITY FUND            Bessent Global Fund, LP                   05/31/03 - 08/01/03        $ 3,880,670
                                     Lansdowne UK Equity Fund Limited                05/31/03               4,000,000
                                     Tosca                                           07/01/04               4,700,000

US EQUITY FUND                       Adage Capital Partners, LP                12/31/01 - 12/31/04        $27,363,694
                                     Freeman Fair Value Fund I, LP             09/30/04 - 12/31/04         18,000,000
                                     Gotham Partners, LP                       12/31/96 - 06/26/97            243,910

At December 31, 2004, the aggregate market value of restricted securities was:
Multi-Asset Fund -- $163,449,307 (23.2% of net assets); International Equity Fund -- $15,385,942 (7.9% of net assets); US Equity Fund -- $51,108,022 (22.2%
of net assets). All of the above listed securities are illiquid, with the exception of Freeman Fair Value Fund I, LP and Multi-Asset Fund's holdings of Bessent Global Fund, LP and Canyon Value Realization Fund, LP which the board of directors deemed to be liquid. The above list does not include securities registered under Rule 144A of the Securities Act of 1933. These securities may also be deemed to be restricted.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2004

                                   APPENDIX F

             REVERSE REPURCHASE AGREEMENTS AS OF DECEMBER 31, 2004

            MULTI-ASSET FUND

                                                         FACE        MARKET
            DESCRIPTION                                  VALUE        VALUE
            Morgan Stanley Dean Witter, Variable
              Rate, 1.60% at 12/31/04, dated
              12/29/04, to be repurchased on
              01/05/05, at face value, plus accrued
              interest                                $34,836,503  $34,840,857
            Morgan Stanley Dean Witter, 2.05%, dated
              12/30/04, to be repurchased on
              01/05/05, at face value, plus accrued
              interest                                  1,028,750    1,028,867
                                                                   -----------
            Total reverse repurchase agreements                    $35,869,724
                                                                   ===========

            Average face value outstanding                         $27,714,074
            Average interest rate                                        0.97%
            Maximum face value outstanding                         $68,687,500

        Average balance outstanding was calculated based on daily balances outstanding during the period that the fund had entered into reverse repurchase agreements.

            GOVERNMENT BOND FUND

                                                         FACE        MARKET
            DESCRIPTION                                  VALUE        VALUE
            Morgan Stanley Dean Witter, Variable
              Rate, 1.60% at 12/31/04, dated
              12/21/04, to be repurchased on
              01/05/05, at face value, plus accrued
              interest                                $40,531,590  $40,554,106
                                                                   ===========

            Average face value outstanding                         $24,506,878
            Average interest rate                                        0.84%
            Maximum face value outstanding                         $40,531,590

        Average balance outstanding was calculated based on daily balances outstanding during the period that the fund had entered into reverse repurchase agreements.

--------------------------------------------------------------------------------

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Members of TIFF Investment Program, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for the summary of industry classifications) and securities sold short, and the related statements of operations, of changes in net assets, and cash flows, if applicable, and the financial highlights present fairly, in all material respects, the financial position of TIFF Multi-Asset Fund, TIFF International Equity Fund, TIFF US Equity Fund, TIFF Government Bond Fund, and TIFF Short-Term Fund (constituting TIFF Investment Program, Inc., hereafter referred to as the "funds"), at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated, the cash flows for each of the periods indicated, if applicable, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts

March 1, 2005

--------------------------------------------------------------------------------

  ADDITIONAL INFORMATION (UNAUDITED)                         DECEMBER 31, 2004

PROXY VOTING POLICY AND VOTING RECORD

A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIP's Website at http://www.tiff.org and without charge, upon request, by calling 800-984-0084. This information is also available on the Website of the US Securities and Exchange Commission at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available on the Websites noted above.

QUARTERLY REPORTING

TIP files its complete schedules of portfolio holdings with the US Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. TIP's Form N-Q is available without charge, upon request, by calling 800-984-0084. This information is also available on the Website of the US Securities and Exchange Commission at http://www.sec.gov. TIP's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

  FUND EXPENSES (UNAUDITED)                                  DECEMBER 31, 2004

The Funds incur ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, other expenses.** The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended December 31, 2004, based on, (1) the fund's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:
                                MULTI-ASSET FUND

  ---------------------------------------------------------------------
                                                              OPERATING
                                       BEGINNING    ENDING     EXPENSE
                                        AMOUNT      VALUE     INCURRED*
  ---------------------------------------------------------------------
  1) Actual                             $1,000    $1,113.00     $4.21
  2) Hypothetical                        1,000     1,021.22      4.02
  ---------------------------------------------------------------------

  * Expenses are calculated using the annualized expense for the six months ended December 31, 2004, of 0.79%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

                           INTERNATIONAL EQUITY FUND

  ---------------------------------------------------------------------
                                                              OPERATING
                                       BEGINNING    ENDING     EXPENSE
                                        AMOUNT      VALUE     INCURRED*
  ---------------------------------------------------------------------
  1) Actual                             $1,000    $1,170.60     $6.29
  2) Hypothetical                        1,000     1,019.41      5.85
  ---------------------------------------------------------------------

  * Expenses are calculated using the annualized expense for the six months ended December 31, 2004, of 1.15%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

                                 US EQUITY FUND

  ---------------------------------------------------------------------
                                                              OPERATING
                                       BEGINNING    ENDING     EXPENSE
                                        AMOUNT      VALUE     INCURRED*
  ---------------------------------------------------------------------
  1) Actual                             $1,000    $1,079.20     $3.62
  2) Hypothetical                        1,000     1,021.73      3.52
  ---------------------------------------------------------------------

  * Expenses are calculated using the annualized expense for the six months ended December 31, 2004, of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

                              GOVERNMENT BOND FUND

  ---------------------------------------------------------------------
                                                              OPERATING
                                       BEGINNING    ENDING     EXPENSE
                                        AMOUNT      VALUE     INCURRED*
  ---------------------------------------------------------------------
  1) Actual                             $1,000    $1,051.60    $10.39
  2) Hypothetical                        1,000     1,015.07     10.21
  ---------------------------------------------------------------------

  * Expenses are calculated using the annualized expense for the six months ended December 31, 2004, of 2.01%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

                                SHORT-TERM FUND

  ---------------------------------------------------------------------
                                                              OPERATING
                                       BEGINNING    ENDING     EXPENSE
                                        AMOUNT      VALUE     INCURRED*
  ---------------------------------------------------------------------
  1) Actual                             $1,000    $1,006.30     $1.37
  2) Hypothetical                        1,000     1,023.84      1.38
  ---------------------------------------------------------------------

  * Expenses are calculated using the annualized expense for the six months ended December 31, 2004, of 0.27%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

------------
** The expenses shown above do not include a fund's shares of expenses in holdings of commingled investment vehicles.

--------------------------------------------------------------------------------

  DIRECTORS AND PRINCIPAL OFFICERS

  ---------------------------------------------------------------------------------------------------------------------
  NAME (AGE)                      POSITION         LENGTH OF           PRINCIPAL OCCUPATION              OTHER
  ADDRESS                         WITH FUND        SERVICE (A)         FOR LAST FIVE YEARS               DIRECTORSHIPS
  ---------------------------------------------------------------------------------------------------------------------
  INDEPENDENT DIRECTORS
  Suzanne Brenner (47)            Director         2 years             senior investment officer         none
  Associate Treasurer and
  Senior Investment Officer
  The Metropolitan Museum of Art
  1000 Fifth Avenue
  New York, NY 10028
  Harry N. Hoffman III (49)       Director         4 years             chief investment officer          none
  Chief Investment Officer
  Mayo Foundation
  200 First Street SW
  Rochester, MN55905
  Sheryl L. Johns (48)            Director         8 years             chief financial officer           none
  VP, Treasurer, and CFO
  Houston Endowment Inc.
  600 Travis, Suite 6400
  Houston, TX 77002
  INTERESTED DIRECTORS
  William H. McLean (49) (b)      Director         5 years             chief investment officer          TIFF Advisory
  VP and Chief Investment                                                                                Services, Inc.
  Officer
  Northwestern University
  1800 Sherman Avenue,
  Suite 400
  Evanston, IL 60201
  PRINCIPAL OFFICERS
  Richard J. Flannery (47)        President and    2 years             principal executive               TIFF Advisory
  TIFF                            Principal                            officer previously                Services, Inc.
  590 Peter Jefferson Parkway,    Executive                            executive vice president
  Suite 250                       Officer                              of Delaware Investments
  Charlottesville, VA 22911
  David A. Salem (48)             Vice President   11 years            chief investment officer          TIFF Advisory
  TIFF                            and Director                                                           Services, Inc.
  590 Peter Jefferson Parkway,
  Suite 250
  Charlottesville, VA 22911
  Esther Cash (47)                Vice President   11 years            investment operations
  TIFF
  590 Peter Jefferson Parkway,
  Suite 250
  Charlottesville, VA 22911
  Tina M. Leiter (38)             Secretary        2 years             investment operations
  TIFF
  590 Peter Jefferson Parkway,
  Suite 250
  Charlottesville, VA 22911
  William E. Vastardis (49)       Treasurer and    11 years            fund administration
  EOS Fund Services LLC           Principal
  26 West 17th Street,            Financial
  Suite 601                       Officer, Chief
  New York, NY 10011              Compliance
                                  Officer
  ---------------------------------------------------------------------------------------------------------------------

(a) Each director serves until the date that director resigns, retires, or is removed by the board of directors or shareholders in accordance with the Articles of Incorporation.
(b) Mr. McLean is deemed to be an "interested director" because he also serves as a director of TIFF Advisory Services, Inc., the mutual funds' advisor.

--------------------------------------------------------------------------------

                            TIFF INVESTMENT PROGRAM

ADVISOR
TIFF Advisory Services, Inc.
590 Peter Jefferson Parkway, Suite 250
Charlottesville, VA 22911
PHONE    434-817-8200
FAX      434-817-8231

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

FUND DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL
Dechert
1500 I Street, NW
Washington, DC 20005

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

OPERATIONS MONITORING AGENT
EOS Fund Services LLC
26 West 17th Street, Suite 601
New York, NY 10011

MONEY MANAGERS

TIFF MULTI-ASSET FUND
Aronson+Johnson+Ortiz, LP
Bessent Capital, LLC
Canyon Capital Advisors LLC
Farallon Capital Management, LLC
Freeman Associates Investment Management LLC
Lone Pine Capital LLC
Marathon Asset Management, LLP
Maverick Capital, Ltd.
Mondrian Investment Partners Limited
Och-Ziff Capital Management Group
K.G. Redding & Associates, LLC
Regiment Capital Management, LLC
Smith Breeden Associates, Inc.
Toscafund Limited
Wellington Management Company, LLP

TIFF INTERNATIONAL EQUITY FUND
Bessent Capital, LLC
Lansdowne Partners Limited
Marathon Asset Management, LLP
Mondrian Investment Partners Limited
Toscafund Limited

TIFF US EQUITY FUND
Adage Capital Management, LP
Aronson+Johnson+Ortiz, LP
Freeman Associates Investment Management LLC
Marathon Asset Management, LLP
Shapiro Capital Management Company, Inc.
Westport Asset Management, Inc.

TIFF GOVERNMENT BOND FUND
Smith Breeden Associates, Inc.

TIFF SHORT-TERM FUND
TIFF Advisory Services, Inc.

    This report must be accompanied or preceded by a prospectus. Mutual fund investing involves risk. Principal loss is possible.

ITEM 2. CODE OF ETHICS.

     As of December 15, 2003, the Registrant has adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002. For the year ended December 31, 2004, there were no amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of the Registrant's Code of Ethics is filed with this Form N-CSR under item 12 (a).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant's audit committee is Sheryl L. Johns, who is "independent" as defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) AUDIT FEES: The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent auditors, PricewaterhouseCoopers LLP, for the audit of the Registrant's annual financial statements for 2004 and 2003 were $178,261 and $204,000, respectively.
          (b) AUDIT RELATED FEES: No such fees were billed to the Registrant by PricewaterhouseCoopers LLP for 2004 or 2003.
          (c) TAX FEES: The aggregate fees paid or accrued by the Registrant for professional services rendered by PricewaterhouseCoopers LLP for the review of Form 1120-RIC, Form 8613, Form 500 and review of excise tax distribution calculations for 2004 and 2003 were $69,500 and $66,500, respectively.
          (d) ALL OTHER FEES: No such fees were billed to the Registrant by PricewaterhouseCoopers LLP for 2004 or 2003.
          (e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICY: The Registrant's audit committee has delegated the authority to pre-approve the provision of audit and non-audit services to the chair of the audit committee; provided, however, that such pre-approval of audit or non-audit services is subject to ratification by the full audit committee at their next regularly scheduled audit committee meeting.
          (e)  (2) Not applicable.
          (f)  Not applicable.
          (g)  The aggregate fees paid or accrued by the Registrant's
               Investment Adviser for tax services rendered by PricewaterhouseCoopers LLP for the Registrant's Investment Adviser were $10,990 and $4,835 for 2004 and 2003, respectively. The Registrant's Investment Adviser paid fees of $0 and $5,359 in 2004 and 2003, respectively, to the Indian affiliate of PricewaterhouseCoopers LLP for international tax representation in connection with certain tax claims in the respective countries.
          (h) The Registrant's audit committee of the board of directors has considered the provision of non-audit services rendered to the Registrant's Investment Adviser to be compatible with maintaining the prinicipal accountant's independence.

ITEMS 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

          Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

          Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable to this filing.

ITEMS 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable to this filing.

ITEMS 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          Not applicable to this filing.

ITEM 11. CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

        (b) During the filing period of the report, two significant deficiencies in the controls surrounding proper classification and disclosure of items posted to miscellaneous income and the appropriate characterization of distributions from limited partnerships were identified. There was no impact to fund's net asset value and the financial statements have been properly stated in all material respects. Management discussed these matters with the Registrant's Audit Committee and auditors, and has implemented additional controls reasonably designed to prevent these issues in the future.

ITEM 12. EXHIBITS.

     (a)(1) Code of Ethics Described in Item 2 is attached.

     (a)(2) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)           TIFF Investment Program, Inc.

By (Signature and Title)     /s/ Richard J. Flannery
                            ----------------------------------------------------
                            Richard J. Flannery, President and Principal
                            Executive Officer

Date                         March 11, 2005
                            ------------------------------

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)     /s/ Richard J. Flannery
                            ----------------------------------------------------
                            Richard J. Flannery, President and Principal
                            Executive Officer

Date                         March 11, 2005
                            -------------------------------


By (Signature and Title)     /s/ William E. Vastardis
                            ----------------------------------------------------
                            William E. Vastardis, Treasurer and Principal Financial Officer

Date                         March 11, 2005
                            -------------------------------